UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2008

Item 1. Reports to Stockholders

Fidelity®
Intermediate Bond
Fund

Semiannual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Actual	$ 1,000.00	$ 1,037.10	$ 2.28
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.63	$ 2.26

* Expenses are equal to the Fund's annualized expense ratio of .45%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
U.S. Government and U.S. Government Agency Obligations 42.6%	U.S. Government and U.S. Government Agency Obligations 44.0%
AAA 13.0%	AAA 16.3%
AA 6.3%	AA 7.5%
A 10.1%	A 7.1%
BBB 18.7%	BBB 19.8%
BB and Below 3.9%	BB and Below 4.3%
Not Rated 0.5%	Not Rated 0.5%
Short-Term Investments and Net Other Assets 4.9%	Short-Term Investments and Net Other Assets 0.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of February 29, 2008
6 months ago
Years	3.9	3.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 29, 2008
6 months ago
Years	3.9	3.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 29, 2008 *		As of August 31, 2007 **
	Corporate Bonds 33.7%		Corporate Bonds 29.5%
	U.S. Government and U.S. Government Agency Obligations 42.6%		U.S. Government and U.S. Government Agency Obligations 44.0%
	Asset-Backed Securities 5.9%		Asset-Backed Securities 10.9%
	CMOs and Other Mortgage Related Securities 12.2%		CMOs and Other Mortgage Related Securities 14.3%
	Other Investments 0.7%		Other Investments 0.8%
	Short-Term Investments and Net Other Assets 4.9%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	10.1%	** Foreign investments	9.6%

* Futures and Swaps	17.8%	** Futures and Swaps	18.0%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments February 29, 2008

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
Time Warner Cable, Inc. 5.85% 5/1/17	$ 6,815	$ 6,734
Univision Communications, Inc. 3.875% 10/15/08	8,635	8,387
Viacom, Inc. 6.125% 10/5/17	4,875	4,873
		19,994
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Diageo Capital PLC 5.75% 10/23/17	9,197	9,466
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 6.302% 6/1/37 (i)	13,010	12,342
Food Products - 0.2%
Kraft Foods, Inc.:
6% 2/11/13	7,335	7,724
6.125% 2/1/18	5,621	5,692
		13,416
Tobacco - 0.1%
Reynolds American, Inc. 7.25% 6/15/37	8,210	8,051
TOTAL CONSUMER STAPLES		43,275
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Anadarko Petroleum Corp. 6.45% 9/15/36	2,885	2,923
Gazstream SA 5.625% 7/22/13 (c)	10,031	9,935
Nexen, Inc. 6.4% 5/15/37	5,370	5,197
NGPL PipeCo LLC 6.514% 12/15/12 (c)	4,590	4,824
Talisman Energy, Inc. yankee 6.25% 2/1/38	3,365	3,145
Texas Eastern Transmission LP 6% 9/15/17 (c)	6,073	6,366
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,725	2,739
Valero Energy Corp. 6.625% 6/15/37	3,965	3,907
		39,036
FINANCIALS - 1.9%
Capital Markets - 0.2%
BlackRock, Inc. 6.25% 9/15/17	9,180	9,683
Goldman Sachs Group, Inc. 6.75% 10/1/37	6,905	6,447
		16,130
Commercial Banks - 0.4%
Credit Suisse First Boston 6% 2/15/18	9,130	9,316
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Standard Chartered Bank 6.4% 9/26/17 (c)	$ 9,660	$ 10,023
Wells Fargo & Co. 5.625% 12/11/17	11,268	11,687
		31,026
Consumer Finance - 0.5%
American General Finance Corp. 6.9% 12/15/17	5,500	5,527
General Electric Capital Corp.:
5.625% 9/15/17	6,040	6,212
6.375% 11/15/67 (i)	9,000	9,158
SLM Corp.:
3.4713% 7/27/09 (i)	2,783	2,499
3.4913% 7/26/10 (i)	10,585	9,133
4% 1/15/09	2,520	2,429
4.5% 7/26/10	5,455	5,051
		40,009
Diversified Financial Services - 0.2%
TECO Finance, Inc. 7% 5/1/12 (c)	7,703	8,306
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(i)	4,410	3,990
		12,296
Insurance - 0.3%
American International Group, Inc. 5.85% 1/16/18	11,255	11,229
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (c)	11,200	11,986
		23,215
Real Estate Investment Trusts - 0.2%
Duke Realty LP:
5.95% 2/15/17	590	523
6.5% 1/15/18	4,625	4,233
Liberty Property LP 6.625% 10/1/17	3,425	3,351
UDR, Inc. 5.5% 4/1/14	7,495	7,132
		15,239
Real Estate Management & Development - 0.1%
ERP Operating LP 5.75% 6/15/17	4,950	4,447
TOTAL FINANCIALS		142,362
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
AstraZeneca PLC:
5.9% 9/15/17	$ 4,800	$ 5,158
6.45% 9/15/37	3,700	3,977
		9,135
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.2%
Bombardier, Inc. 6.3% 5/1/14 (c)	12,815	12,174
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates 7.324% 4/15/11	2,000	1,950
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	13,050	13,093
United Air Lines, Inc. pass-thru trust certificates:
7.032% 4/1/12	3,475	3,475
7.186% 10/1/12	8,616	8,590
		27,108
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17	16,925	16,987
TOTAL INDUSTRIALS		56,269
UTILITIES - 0.8%
Electric Utilities - 0.6%
Commonwealth Edison Co. 5.4% 12/15/11	4,609	4,753
Duke Energy Carolinas LLC 5.25% 1/15/18	4,230	4,348
EDP Finance BV 6% 2/2/18 (c)	7,009	7,150
Enel Finance International SA 6.25% 9/15/17 (c)	3,626	3,804
Nevada Power Co. 6.5% 5/15/18	20,260	20,564
		40,619
Independent Power Producers & Energy Traders - 0.1%
TXU Corp. 5.55% 11/15/14	8,680	6,857
Multi-Utilities - 0.1%
CMS Energy Corp. 6.55% 7/17/17	9,075	9,024
TOTAL UTILITIES		56,500
TOTAL NONCONVERTIBLE BONDS (Cost $365,721)		366,571
U.S. Government and Government Agency Obligations - 25.1%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 5.4%
Fannie Mae:
5% 2/16/12 (b)	$ 45,000	$ 48,181
5.125% 4/15/11	16,545	17,700
6.625% 9/15/09	28,675	30,551
Federal Home Loan Bank 5.375% 8/19/11	22,735	24,608
Freddie Mac:
4.75% 3/5/12	80,000	84,925
5% 1/30/14	23,200	24,873
5.25% 7/18/11 (b)(e)	167,319	179,698
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	2,770	2,803
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		413,339
U.S. Treasury Inflation Protected Obligations - 8.5%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	88,808	91,486
2% 1/15/14 (b)(e)	283,276	307,490
2% 7/15/14 (b)	167,144	181,808
2.375% 4/15/11	30,688	33,198
2.625% 7/15/17	25,234	28,788
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		642,770
U.S. Treasury Obligations - 11.2%
U.S. Treasury Notes:
2.75% 2/28/13 (d)	1,000	1,011
2.875% 1/31/13 (d)	112,797	114,759
3.375% 11/30/12 (b)	28,094	29,218
3.625% 12/31/12 (b)	131,634	138,391
4.25% 9/30/12 (b)	70,000	75,507
4.25% 8/15/13 (b)(e)	102,032	110,410
4.25% 11/15/13 (e)	800	866
4.25% 8/15/14 (b)(e)	32,016	34,567
4.75% 5/15/14 (b)	228,041	252,965
4.875% 6/30/12 (b)(e)	79,967	88,214
TOTAL U.S. TREASURY OBLIGATIONS		845,908
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,786,719)		1,902,017
U.S. Government Agency - Mortgage Securities - 11.3%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 7.5%
3.699% 10/1/33 (i)	$ 764	$ 776
3.75% 10/1/33 (i)	713	719
3.75% 1/1/34 (i)	705	714
3.785% 6/1/34 (i)	3,695	3,758
3.807% 4/1/33 (i)	1,805	1,820
3.843% 10/1/33 (i)	17,456	17,719
3.907% 5/1/33 (i)	218	221
4% 7/1/18	11,604	11,427
4.073% 10/1/18 (i)	485	491
4.172% 1/1/35 (i)	1,636	1,669
4.175% 4/1/33 (i)	129	131
4.237% 1/1/34 (i)	1,893	1,916
4.25% 2/1/35 (i)	772	788
4.264% 10/1/33 (i)	299	304
4.288% 6/1/33 (i)	334	340
4.292% 3/1/33 (i)	355	363
4.302% 3/1/33 (i)	372	380
4.33% 4/1/35 (i)	332	337
4.344% 1/1/35 (i)	852	872
4.347% 3/1/35 (i)	598	607
4.358% 2/1/34 (i)	1,479	1,499
4.365% 8/1/33 (i)	1,231	1,242
4.373% 5/1/35 (i)	628	639
4.373% 5/1/35 (i)	598	606
4.391% 2/1/35 (i)	1,311	1,343
4.413% 12/1/33 (i)	31,262	31,967
4.418% 8/1/34 (i)	2,068	2,096
4.424% 3/1/33 (i)	497	508
4.434% 3/1/35 (i)	1,224	1,254
4.449% 1/1/35 (i)	799	813
4.482% 3/1/35 (i)	2,606	2,673
4.5% 4/1/20	3,602	3,623
4.503% 2/1/35 (i)	10,557	10,698
4.505% 3/1/35 (i)	2,487	2,550
4.524% 1/1/35 (i)	773	780
4.531% 5/1/35 (i)	1,951	1,990
4.532% 7/1/35 (i)	2,386	2,415
4.559% 11/1/34 (i)	2,158	2,207
4.561% 2/1/35 (i)	248	253
4.565% 2/1/35 (i)	7,828	8,028
4.569% 10/1/35 (i)	293	297
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.575% 7/1/35 (i)	$ 2,597	$ 2,621
4.584% 2/1/35 (i)	477	489
4.593% 9/1/34 (i)	2,068	2,117
4.597% 1/1/35 (i)	3,821	3,916
4.599% 2/1/35 (i)	2,083	2,137
4.664% 11/1/34 (i)	2,553	2,615
4.685% 3/1/35 (i)	180	184
4.694% 10/1/34 (i)	2,548	2,608
4.716% 7/1/34 (i)	2,071	2,118
4.722% 12/1/34 (i)	1,650	1,690
4.768% 12/1/34 (i)	666	682
4.778% 3/1/35 (i)	4,445	4,535
4.795% 2/1/35 (i)	3,047	3,080
4.804% 11/1/34 (i)	2,020	2,068
4.807% 6/1/35 (i)	3,003	3,046
4.858% 10/1/34 (i)	8,443	8,655
4.885% 10/1/35 (i)	1,646	1,667
4.947% 8/1/34 (i)	6,631	6,793
5% 12/1/17 to 8/1/18	48,839	49,651
5.016% 7/1/34 (i)	353	361
5.017% 7/1/34 (i)	19,163	19,487
5.04% 5/1/35 (i)	3,925	3,994
5.059% 9/1/34 (i)	5,603	5,742
5.07% 2/1/33 (i)	881	893
5.083% 9/1/34 (i)	717	735
5.095% 8/1/34 (i)	527	533
5.11% 1/1/36 (i)	5,293	5,389
5.133% 5/1/35 (i)	2,567	2,644
5.135% 3/1/35 (i)	339	348
5.156% 5/1/35 (i)	7,738	7,971
5.173% 8/1/33 (i)	916	934
5.195% 5/1/35 (i)	8,421	8,688
5.195% 6/1/35 (i)	2,792	2,842
5.2% 4/1/36 (i)	8,457	8,627
5.218% 2/1/35 (i)	222	224
5.25% 11/1/36 (i)	2,780	2,842
5.309% 12/1/34 (i)	903	926
5.315% 7/1/35 (i)	340	346
5.334% 2/1/36 (i)	998	1,016
5.462% 2/1/36 (i)	13,194	13,646
5.5% 4/1/14 to 12/1/33	84,316	86,584
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.524% 11/1/36 (i)	$ 5,274	$ 5,395
5.562% 9/1/36 (i)	4,496	4,605
5.597% 1/1/36 (i)	4,011	4,154
5.638% 7/1/37 (i)	2,219	2,287
5.657% 9/1/35 (i)	3,523	3,643
5.788% 2/1/36 (i)	2,028	2,103
5.802% 1/1/36 (i)	2,670	2,756
5.82% 7/1/46 (i)	23,273	24,131
5.825% 3/1/36 (i)	8,124	8,423
6.03% 4/1/36 (i)	1,655	1,716
6.224% 6/1/36 (i)	815	835
6.307% 4/1/36 (i)	1,529	1,585
6.5% 4/1/13 to 3/1/35	92,735	96,928
6.56% 9/1/36 (i)	10,252	10,630
7% 7/1/25 to 2/1/32	93	99
7.5% 8/1/13 to 8/1/29	1,130	1,223
12.5% 4/1/15 to 8/1/15	22	25
TOTAL FANNIE MAE		568,815
Freddie Mac - 1.6%
4.174% 1/1/34 (i)	7,839	7,924
4.299% 12/1/34 (i)	1,035	1,055
4.329% 2/1/35 (i)	1,585	1,610
4.329% 3/1/35 (i)	1,688	1,723
4.375% 2/1/35 (i)	2,089	2,133
4.38% 3/1/35 (i)	795	807
4.41% 6/1/35 (i)	1,259	1,276
4.419% 3/1/35 (i)	1,155	1,181
4.42% 2/1/34 (i)	840	846
4.449% 3/1/35 (i)	1,138	1,163
4.536% 2/1/35 (i)	1,929	1,973
4.627% 1/1/35 (i)	522	531
4.767% 10/1/34 (i)	2,988	3,057
4.815% 9/1/34 (i)	1,480	1,514
5.032% 4/1/35 (i)	4,252	4,325
5.061% 3/1/33 (i)	253	259
5.131% 4/1/35 (i)	4,917	5,050
5.278% 3/1/36 (i)	1,588	1,613
5.433% 11/1/35 (i)	2,126	2,193
5.529% 1/1/36 (i)	6,045	6,231
5.762% 10/1/35 (i)	1,430	1,474
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.848% 6/1/36 (i)	$ 1,903	$ 1,966
6.027% 6/1/36 (i)	1,840	1,900
6.03% 7/1/37 (i)	9,741	10,013
6.093% 4/1/36 (i)	2,921	3,023
6.1% 6/1/36 (i)	1,728	1,787
6.434% 10/1/36 (i)	10,293	10,663
6.697% 10/1/36 (i)	10,088	10,456
6.71% 8/1/36 (i)	1,770	1,835
6.733% 1/1/37 (i)	14,159	14,681
6.845% 10/1/36 (i)	13,318	13,718
7% 4/1/08 to 7/1/13	512	529
7.5% 4/1/08 to 1/1/33	1,031	1,090
8.5% 6/1/13	3	3
TOTAL FREDDIE MAC		119,602
Government National Mortgage Association - 2.2%
4.75% 1/20/34 (i)	4,265	4,264
5.25% 7/20/34 (i)	1,382	1,404
5.5% 3/1/38 (d)	15,000	15,342
5.5% 3/20/38 (d)	35,000	35,798
5.5% 3/20/38 (d)	50,000	51,139
5.5% 3/20/38 (d)	45,000	46,025
7% 1/15/28 to 11/15/32	11,581	12,288
7.5% 3/15/28	10	11
8% 7/15/17 to 8/15/30	3,193	3,461
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		169,732
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $843,058)		858,149
Asset-Backed Securities - 0.6%

Advanta Business Card Master Trust Series 2007-D1 Class D, 4.5138% 1/22/13 (c)(i)	7,290	6,184
AmeriCredit Automobile Receivables Trust Series 2006-1 Class E1, 6.62% 5/6/13 (c)	1,806	1,174
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 3.885% 2/25/35 (i)	3,010	2,289
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Auto Receivables Asset Trust:
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	$ 1,230	$ 1,253
Class C, 5.77% 5/20/10 (c)	1,180	1,172
Class D, 6.15% 4/20/11 (c)	2,145	2,124
Series 2007-SN1:
Class B, 5.52% 3/15/11	220	222
Class C, 5.73% 3/15/11	125	125
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 5.135% 8/25/36 (c)(i)	1,080	80
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	3,665	3,189
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	4,280	3,482
Series 2006-C Class D, 6.89% 5/15/13 (c)	2,945	2,846
Series 2007-A Class D, 7.05% 12/15/13 (c)	1,610	1,455
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (c)	4,478	4,335
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (c)(i)	744	446
Merna Reinsurance Ltd. Series 2007-1 Class B, 6.58% 6/30/12 (c)(i)	8,830	8,579
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 5.635% 3/25/36 (c)(i)	3,500	232
Terwin Mortgage Trust Series 2003-4HE Class A1, 3.565% 9/25/34 (i)	246	232
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (c)	4,820	3,915
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 5.635% 10/25/36 (c)(i)	4,156	323
TOTAL ASSET-BACKED SECURITIES (Cost $55,909)		43,657
Collateralized Mortgage Obligations - 3.2%

Private Sponsor - 0.3%
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.3545% 2/25/37 (i)	807	803
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6214% 11/25/34 (i)	3,560	3,520
JPMorgan Mortgage Trust Series 2007-A1 Class 3A2, 5.0039% 7/25/35 (i)	3,728	3,693
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.9019% 10/25/35 (i)	$ 7,872	$ 7,701
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1:
Class B4, 4.815% 6/10/35 (c)(i)	3,432	3,112
Class B5, 5.415% 6/10/35 (c)(i)	2,344	2,098
Class B6, 5.915% 6/10/35 (c)(i)	1,389	1,194
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 5.635% 12/25/36 (c)(i)	3,280	272
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR12 Class 2A6, 4.334% 7/25/35 (i)	1,077	1,061
Series 2005-AR3 Class 2A1, 4.2009% 3/25/35 (i)	2,108	2,107
TOTAL PRIVATE SPONSOR		25,561
U.S. Government Agency - 2.9%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	6,348	6,525
Series 2002-73 Class QC, 5.5% 1/25/26	755	753
Series 2002-9 Class PC, 6% 3/25/17	1,124	1,164
Series 2003-84 Class GC, 4.5% 5/25/15	7,965	8,074
Series 2005-67 Class HD, 5.5% 12/25/30	14,745	15,235
Series 2006-4 Class PB, 6% 9/25/35	13,785	14,343
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	3,862	3,970
Series 2004-3 Class BA, 4% 7/25/17	670	674
Series 2004-45 Class AV, 4.5% 10/25/22	4,058	4,039
Series 2004-86 Class KC, 4.5% 5/25/19	2,936	2,972
Series 2004-91 Class AH, 4.5% 5/25/29	6,020	6,083
Series 2005-41 Class LA, 5.5% 5/25/35	11,002	11,297
Freddie Mac:
planned amortization class Series 2104 Class PG, 6% 12/15/28	6,433	6,690
sequential payer Series 2516 Class AH, 5% 1/15/16	1,971	1,995
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	4,100	4,268
Series 2363 Class PF, 6% 9/15/16	5,633	5,861
Series 2425 Class JH, 6% 3/15/17	4,813	5,014
Series 2543 Class QT, 5.5% 4/15/22	10,607	10,926
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2702 Class WB, 5% 4/15/17	$ 13,170	$ 13,402
Series 2952 Class EC, 5.5% 11/15/28	14,305	14,777
Series 3018 Class UD, 5.5% 9/15/30	9,030	9,342
Series 3033 Class UD, 5.5% 10/15/30	5,585	5,782
Series 3049 Class DB, 5.5% 6/15/31	12,936	13,266
Series 3117 Class PC, 5% 6/15/31	24,000	24,626
sequential payer:
Series 2528 Class HN, 5% 11/15/17	8,075	8,227
Series 2777 Class AB, 4.5% 6/15/29	13,936	14,096
Series 2809 Class UA, 4% 12/15/14	2,647	2,668
TOTAL U.S. GOVERNMENT AGENCY		216,069
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $238,291)		241,630
Commercial Mortgage Securities - 0.9%

Bear Stearns Commercial Mortgage Securities Trust Series 2003-T12 Class X2, 0.6867% 8/13/39 (c)(i)(k)	94,438	1,307
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A1, 5.622% 12/10/49 (i)	12,324	12,189
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A3, 5.607% 10/15/48	15,000	14,228
Credit Suisse Commercial Mortgage Trust:
Series 2007-C2 Class A1, 5.269% 1/15/49	2,862	2,833
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	250	239
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.949% 1/15/37 (c)(i)(k)	84,185	1,684
DLJ Commercial Mortgage Corp. sequential payer Series 1999-CG1 Class A1B, 6.46% 3/10/32	18,733	18,856
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8734% 10/16/23 (i)	295	300
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	11,592	11,701
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.8335% 12/10/41 (i)(k)	57,655	994
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2006-C7 Class A1, 5.279% 11/15/38	$ 1,793	$ 1,779
Series 2007-C2 Class A1, 5.226% 2/15/40	2,238	2,215
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-9 Class A4, 5.7% 9/12/49	500	482
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $70,186)		68,807
Foreign Government and Government Agency Obligations - 0.2%

Manitoba Province yankee 5.5% 10/1/08 (Cost $14,739)	15,000	15,287
Fixed-Income Funds - 52.1%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (j)	4,525,384	406,968
Fidelity 2-5 Year Duration Securitized Bond Central Fund (j)	7,000,962	651,860
Fidelity Corporate Bond 1-10 Year Central Fund (j)	20,798,647	2,085,272
Fidelity Corporate Bond 1-5 Year Central Fund (j)	959,037	96,805
Fidelity Specialized High Income Central Fund (j)	1,403,278	133,873
Fidelity Ultra-Short Central Fund (j)	6,611,622	567,211
TOTAL FIXED-INCOME FUNDS (Cost $4,135,756)		3,941,989
Cash Equivalents - 23.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 3.18%, dated 2/29/08 due 3/3/08:
(Collateralized by U.S. Government Obligations) #	337,947	337,858
(Collateralized by U.S. Government Obligations) # (a)	1,409,989	1,409,615
TOTAL CASH EQUIVALENTS (Cost $1,747,473)		1,747,473
TOTAL INVESTMENT PORTFOLIO - 121.4% (Cost $9,257,852)		9,185,580
NET OTHER ASSETS - (21.4)%		(1,616,431)
NET ASSETS - 100%		$ 7,569,149
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 2,086	$ (479)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34	Oct. 2034	821	(215)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 6.635% 8/25/34	Sept. 2034	610	(273)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	897	(258)
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	4,800	217
Receive from Deutsche Bank upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%	March 2013	1,100	10
Receive from Goldman Sachs upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.07%	March 2013	2,600	8
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive from Lehman Brothers, Inc. upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%

	March 2013	$ 1,100	$ 10
Receive from Lehman Brothers, Inc. upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount miltiplied by 1.03%	March 2013	2,600	13
Receive from Morgan Stanley, Inc. upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .65%	March 2013	4,000	9
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par vale of the proportional notional amount (h)	Sept. 2037	17,700	(13,187)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (h)	Sept. 2037	800	(596)
Receive monthly notional amount multiplied by .56% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M6, 6.785% 11/25/34	Dec. 2034	4,209	(673)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	2,900	(1,083)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34

	August 2034	$ 1,277	$ (137)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	2,900	(1,292)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	2,086	(787)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	2,086	(277)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	1,910	(1,024)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,086	(1,117)
Receive monthly notional amount multiplied by 2% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.14% 8/25/36	Sept. 2036	4,900	(4,431)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34

	Dec. 2034	$ 1,444	$ (669)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	184	(156)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	436	(137)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	195	(164)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	3,300	(1,571)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	2,086	(730)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	3,300	(2,744)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36

	Oct. 2036	$ 3,300	$ (2,227)
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (g)	June 2010	55,000	(1,554)
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (f)	March 2010	34,720	(724)
Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12	June 2012	7,200	(316)
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	7,270	(301)
Receive quarterly notional amount multiplied by .97% and pay Citibank upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12	Dec. 2012	4,800	(225)
TOTAL CREDIT DEFAULT SWAPS		186,703	(37,080)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.039% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Feb. 2010	$ 100,000	$ 2,976
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	35,000	1,210
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	35,000	2,490
Receive semi-annually a fixed rate equal to 3.475% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Jan. 2013	100,000	621
Receive semi-annually a fixed rate equal to 4.795% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2011	30,000	1,843
Receive semi-annually a fixed rate equal to 4.9375% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	March 2012	75,000	6,049
Receive semi-annually a fixed rate equal to 5.022% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Nov. 2011	40,000	3,350
Receive semi-annually a fixed rate equal to 5.095% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2012	100,000	7,562
Receive semi-annually a fixed rate equal to 5.145% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	200,000	15,571
Receive semi-annually a fixed rate equal to 5.2605% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	August 2011	150,000	11,542
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	100,000	8,759
TOTAL INTEREST RATE SWAPS		965,000	61,973
		$ 1,151,703	$ 24,893
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $129,014,000 or 1.7% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $13,129,000.
(f) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(g) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(h) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$337,858,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 13,758
Banc of America Securities LLC	22,004
Bank of America, NA	33,020
Barclays Capital, Inc.	164,617
ING Financial Markets LLC	34,290
J.P. Morgan Securities, Inc.	11,007
Societe Generale, New York Branch	28,893
UBS Securities LLC	27,517
WestLB AG	2,752
$ 337,858
$1,409,615,000 due 3/03/08 at 3.18%
Banc of America Securities LLC	$ 802,967
Bank of America, NA	501,855
Barclays Capital, Inc.	104,793
$ 1,409,615
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 13,483
Fidelity 2-5 Year Duration Securitized Bond Central Fund	20,808
Fidelity Corporate Bond 1-10 Year Central Fund	59,366
Fidelity Corporate Bond 1-5 Year Central Fund	2,939
Fidelity Specialized High Income Central Fund	4,744
Fidelity Ultra-Short Central Fund	26,378
Total	$ 127,718
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 587,522	$ 13,483	$ 164,407	$ 406,968	20.9%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	790,617	20,808	126,611	651,860	19.7%
Fidelity Corporate Bond 1-10 Year Central Fund	2,020,805	264,493	228,839	2,085,272	27.1%
Fidelity Corporate Bond 1-5 Year Central Fund	133,817	2,939	41,953	96,805	14.4%
Fidelity Specialized High Income Central Fund	131,393	4,745	-	133,873	37.2%
Fidelity Ultra-Short Central Fund	1,158,936	46,717	545,478	567,211	8.1%
Total	$ 4,823,090	$ 353,185	$ 1,107,288	$ 3,941,989
Other Information
United States of America	89.9%
United Kingdom	2.8%
Canada	1.3%
Others (individually less than 1%)	6.0%
100.0%
Income Tax Information
At August 31, 2007, the fund had a capital loss carryforward of approximately $54,135,000 all of which will expire on August 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 29, 2008

Assets
Investment in securities, at value (including securities loaned of $1,377,691 and repurchase agreements of $1,747,473) - See accompanying schedule: Unaffiliated issuers (cost $5,122,096)	$ 5,243,591
Fidelity Central Funds (cost $4,135,756)	3,941,989
Total Investments (cost $9,257,852)		$ 9,185,580
Cash		2,042
Receivable for investments sold		3,586
Receivable for swap agreements		98
Receivable for fund shares sold		10,080
Interest receivable		24,808
Distributions receivable from Fidelity Central Funds		16,532
Swap agreements, at value		24,893
Other receivables		133
Total assets		9,267,752

Liabilities
Payable for investments purchased Regular delivery	$ 14,597
Delayed delivery	264,862
Payable for fund shares redeemed	6,130
Distributions payable	367
Accrued management fee	1,969
Other affiliated payables	848
Other payables and accrued expenses	215
Collateral on securities loaned, at value	1,409,615
Total liabilities		1,698,603

Net Assets		$ 7,569,149
Net Assets consist of:
Paid in capital		$ 7,688,200
Undistributed net investment income		5,118
Accumulated undistributed net realized gain (loss) on investments		(80,779)
Net unrealized appreciation (depreciation) on investments		(43,390)
Net Assets, for 739,895 shares outstanding		$ 7,569,149
Net Asset Value, offering price and redemption price per share ($7,569,149 ÷ 739,895 shares)		$ 10.23

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 29, 2008

Investment Income
Interest		$ 81,751
Income from Fidelity Central Funds		127,718
Total income		209,469

Expenses
Management fee	$ 12,706
Transfer agent fees	4,032
Fund wide operations fee	1,386
Independent trustees' compensation	17
Miscellaneous	10
Total expenses before reductions	18,151
Expense reductions	(302)	17,849
Net investment income		191,620
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	60,154
Fidelity Central Funds	(72,508)
Swap agreements	2,805
Total net realized gain (loss)		(9,549)
Change in net unrealized appreciation (depreciation) on: Investment securities	79,911
Swap agreements	38,740
Total change in net unrealized appreciation (depreciation)		118,651
Net gain (loss)		109,102
Net increase (decrease) in net assets resulting from operations		$ 300,722

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2008	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 191,620	$ 392,014
Net realized gain (loss)	(9,549)	(19,725)
Change in net unrealized appreciation (depreciation)	118,651	(97,050)
Net increase (decrease) in net assets resulting from operations	300,722	275,239
Distributions to shareholders from net investment income	(207,327)	(371,955)
Distributions to shareholders from net realized gain	-	(9,025)
Total distributions	(207,327)	(380,980)
Share transactions Proceeds from sales of shares	629,726	1,778,045
Reinvestment of distributions	203,904	375,667
Cost of shares redeemed	(1,657,752)	(1,315,374)
Net increase (decrease) in net assets resulting from share transactions	(824,122)	838,338
Total increase (decrease) in net assets	(730,727)	732,597

Net Assets
Beginning of period	8,299,876	7,567,279
End of period (including undistributed net investment income of $5,118 and undistributed net investment income of $20,825, respectively)	$ 7,569,149	$ 8,299,876
Other Information Shares
Sold	61,700	173,471
Issued in reinvestment of distributions	20,038	36,662
Redeemed	(162,294)	(128,570)
Net increase (decrease)	(80,556)	81,563

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29,	Years ended August 31,
	2008	2007	2006 G	2006 J	2005 J	2004 J	2003 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.12	$ 10.24	$ 10.14	$ 10.43	$ 10.54	$ 10.87	$ 10.31
Income from Investment Operations
Net investment income D	.242	.501	.169	.436	.366	.374	.473
Net realized and unrealized gain (loss)	.129	(.134)	.081	(.295)	(.009)	(.123)	.562
Total from investment operations	.371	.367	.250	.141	.357	.251	1.035
Distributions from net investment income	(.261)	(.475)	(.150)	(.421)	(.362)	(.381)	(.475)
Distributions from net realized gain	-	(.012)	-	(.010)	(.105)	(.200)	-
Total distributions	(.261)	(.487)	(.150)	(.431)	(.467)	(.581)	(.475)
Net asset value, end of period	$ 10.23	$ 10.12	$ 10.24	$ 10.14	$ 10.43	$ 10.54	$ 10.87
Total Return B, C	3.71%	3.63%	2.48%	1.36%	3.47%	2.33%	10.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.45% A	.46%	.62%	.61%	.64%
Expenses net of fee waivers, if any	.45% A	.45%	.45% A	.46%	.62%	.61%	.64%
Expenses net of all reductions	.44% A	.44%	.44% A	.46%	.61%	.61%	.64%
Net investment income	4.78% A	4.89%	4.96% A	4.22%	3.50%	3.48%	4.47%
Supplemental Data
Net assets, end of period (in millions)	$ 7,569	$ 8,300	$ 7,567	$ 7,658	$ 7,272	$ 6,846	$ 6,983
Portfolio turnover rate F	81% A	94% I	71% A	44%	74%	120%	117%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IPortfolio turnover rate excludes securities received or delivered in-kind. J For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Intermediate Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 149,746
Unrealized depreciation	(221,617)
Net unrealized appreciation (depreciation)	$ (71,871)
Cost for federal income tax purposes	$ 9,257,451

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements - continued

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $564,102 and $1,147,487, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the Fund's transfer agent.

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $2,902.

9. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee and transfer agent expenses by $11 and $291, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 10% and 10%, respectively, of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 32% of the outstanding shares of the Fund.

Credit Risk. The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Intermediate Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Intermediate Bond Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of February 29, 2008, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended February 29, 2008 and for the year ended August 31, 2007, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 29, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Intermediate Bond Fund as of February 29, 2008, the results of its operations for the six months then ended, the changes in its net assets for the six months ended February 29, 2008 and for the year ended August 31, 2007, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 23, 2008

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

IBF-USAN-0408
1.784857.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®
Investment Grade Bond
Fund

Semiannual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Class A
Actual	$ 1,000.00	$ 1,022.60	$ 4.02
HypotheticalA	$ 1,000.00	$ 1,020.89	$ 4.02
Class T
Actual	$ 1,000.00	$ 1,024.10	$ 4.03
HypotheticalA	$ 1,000.00	$ 1,020.89	$ 4.02
Class B
Actual	$ 1,000.00	$ 1,019.00	$ 7.58
HypotheticalA	$ 1,000.00	$ 1,017.35	$ 7.57
Class C
Actual	$ 1,000.00	$ 1,018.80	$ 7.83
HypotheticalA	$ 1,000.00	$ 1,017.11	$ 7.82
Investment Grade Bond
Actual	$ 1,000.00	$ 1,024.40	$ 2.27
HypotheticalA	$ 1,000.00	$ 1,022.63	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,024.10	$ 2.52
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.80%
Class T	.80%
Class B	1.51%
Class C	1.56%
Investment Grade Bond	.45%
Institutional Class	.50%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
U.S. Government and U.S. Government Agency Obligations 62.0%	U.S. Government and U.S. Government Agency Obligations 57.6%
AAA 15.8%	AAA 22.3%
AA 5.4%	AA 7.7%
A 7.6%	A 6.4%
BBB 16.6%	BBB 18.6%
BB and Below 4.4%	BB and Below 4.7%
Not Rated 0.5%	Not Rated 0.6%
Short-Term Investments and Net Other Assets(dagger) (12.3)%	Short-Term Investments and Net Other Assets(dagger) (17.9)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of February 29, 2008
6 months ago
Years	5.8	4.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 29, 2008
6 months ago
Years	4.6	4.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 29, 2008*		As of August 31, 2007**
	Corporate Bonds 28.1%		Corporate Bonds 26.2%
	U.S. Government and U.S. Government Agency Obligations 62.0%		U.S. Government and U.S. Government Agency Obligations 57.6%
	Asset-Backed Securities 6.8%		Asset-Backed Securities 14.5%
	CMOs and Other Mortgage Related Securities 14.8%		CMOs and Other Mortgage Related Securities 19.1%
	Municipal Bonds 0.3%		Municipal Bonds 0.3%
	Other Investments 0.3%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets(dagger) (12.3)%		Short-Term Investments and Net Other Assets(dagger) (17.9)%
* Foreign investments	8.7%	** Foreign investments	9.1%
* Futures and Swaps	0.8%	** Futures and Swaps	11.6%

(dagger)Short-term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.2%
Ford Motor Co. 7.45% 7/16/31	$ 40,245	$ 27,467
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	2,745	2,380
Media - 1.6%
AOL Time Warner, Inc. 6.75% 4/15/11	18,970	19,869
Comcast Corp. 4.95% 6/15/16	15,874	14,936
Cox Communications, Inc. 6.45% 12/1/36 (c)	21,256	20,293
Gannett Co., Inc. 3.28% 5/26/09 (h)	15,990	15,607
Liberty Media Corp.:
5.7% 5/15/13	8,500	7,565
8.25% 2/1/30	19,105	15,919
News America Holdings, Inc. 7.75% 12/1/45	6,015	6,476
News America, Inc.:
6.15% 3/1/37	6,365	6,036
6.2% 12/15/34	4,570	4,369
Time Warner Cable, Inc. 5.85% 5/1/17	28,639	28,297
Univision Communications, Inc. 3.875% 10/15/08	9,840	9,557
Viacom, Inc.:
6.125% 10/5/17	9,190	9,186
6.75% 10/5/37	8,475	8,099
		166,209
TOTAL CONSUMER DISCRETIONARY		196,056
CONSUMER STAPLES - 0.8%
Beverages - 0.3%
Diageo Capital PLC:
5.2% 1/30/13	5,710	5,924
5.75% 10/23/17	7,686	7,911
FBG Finance Ltd. 5.125% 6/15/15 (c)	11,020	10,983
		24,818
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (h)	14,340	13,604
Food Products - 0.1%
Kraft Foods, Inc. 6.875% 2/1/38	9,031	8,977
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.3%
Reynolds American, Inc.:
6.75% 6/15/17	$ 15,115	$ 15,342
7.25% 6/15/37	18,095	17,746
		33,088
TOTAL CONSUMER STAPLES		80,487
ENERGY - 1.1%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 6.75% 9/15/37 (c)	7,295	7,238
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	6,661	6,904
6.45% 9/15/36	4,160	4,214
Nakilat, Inc. 6.067% 12/31/33 (c)	23,610	20,606
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (c)	5,985	5,661
Nexen, Inc. 6.4% 5/15/37	7,730	7,480
Pemex Project Funding Master Trust 5.7238% 12/3/12 (c)(h)	11,870	11,591
Suncor Energy, Inc. 6.5% 6/15/38	10,690	10,603
Talisman Energy, Inc. yankee 6.25% 2/1/38	4,840	4,524
Texas Eastern Transmission LP 6% 9/15/17 (c)	22,035	23,099
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	4,050	4,070
Valero Energy Corp. 6.625% 6/15/37	5,740	5,655
		104,407
TOTAL ENERGY		111,645
FINANCIALS - 9.6%
Capital Markets - 2.3%
Bear Stearns Companies, Inc. 6.95% 8/10/12	21,590	21,963
BlackRock, Inc. 6.25% 9/15/17	30,000	31,643
Deutsche Bank AG London 6% 9/1/17	6,678	7,084
Goldman Sachs Group, Inc. 6.75% 10/1/37	13,400	12,511
Janus Capital Group, Inc. 5.875% 9/15/11	2,605	2,698
JPMorgan Chase Capital XVII 5.85% 8/1/35	3,865	3,301
JPMorgan Chase Capital XVIII 6.95% 8/17/36	14,000	13,238
JPMorgan Chase Capital XX 6.55% 9/29/36	82,700	74,292
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
6.85% 6/15/17	$ 5,200	$ 5,150
7.125% 5/15/15	16,430	16,820
Lehman Brothers Holdings, Inc. 6.2% 9/26/14	12,662	12,785
Morgan Stanley:
4.75% 4/1/14	9,200	8,867
4.8431% 1/9/14 (h)	40,435	36,692
		247,044
Commercial Banks - 1.9%
Bank of America NA 6% 10/15/36	28,590	27,239
Bank One Corp. 5.25% 1/30/13	13,775	14,286
BB&T Capital Trust IV 6.82% 6/12/77 (h)	1,220	1,114
Credit Suisse (Guernsey) Ltd. 5.86%	13,520	11,958
Credit Suisse First Boston 6% 2/15/18	17,850	18,215
Export-Import Bank of Korea 5.25% 2/10/14 (c)	7,225	7,420
HSBC Holdings PLC:
6.5% 5/2/36	11,470	11,015
6.5% 9/15/37	5,010	4,746
KeyCorp Capital Trust VII 5.7% 6/15/35	16,490	12,810
Korea Development Bank 5.75% 9/10/13	14,578	15,197
Standard Chartered Bank 6.4% 9/26/17 (c)	26,980	27,994
Wachovia Bank NA 5.85% 2/1/37	19,011	16,524
Wachovia Corp. 4.875% 2/15/14	1,791	1,772
Wells Fargo Bank NA:
4.75% 2/9/15	12,250	12,115
5.95% 8/26/36	16,699	16,429
		198,834
Consumer Finance - 0.5%
SLM Corp.:
3.4913% 7/26/10 (h)	56,195	48,485
4.5% 7/26/10	2,325	2,153
		50,638
Diversified Financial Services - 0.8%
Deutsche Bank AG London 5.375% 10/12/12	6,162	6,467
JPMorgan Chase & Co.:
4.875% 3/15/14	10,460	10,492
5.75% 1/2/13	2,935	3,100
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (c)	15,505	16,088
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	$ 13,035	$ 12,835
5.5% 1/15/14 (c)	8,820	9,117
TECO Finance, Inc. 7% 5/1/12 (c)	11,415	12,309
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(h)	7,500	6,813
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(h)	13,680	12,378
		89,599
Insurance - 0.9%
Assurant, Inc. 5.625% 2/15/14	8,540	8,303
Axis Capital Holdings Ltd. 5.75% 12/1/14	13,335	13,202
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(h)	22,081	20,679
Liberty Mutual Group, Inc. 6.7% 8/15/16 (c)	15,840	16,868
Lincoln National Corp. 7% 5/17/66 (h)	2,370	2,294
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(h)	18,775	19,090
Symetra Financial Corp. 6.125% 4/1/16 (c)	10,405	10,284
		90,720
Real Estate Investment Trusts - 2.7%
AMB Property LP 5.9% 8/15/13	9,635	9,742
Boston Properties, Inc. 6.25% 1/15/13	7,487	7,742
Brandywine Operating Partnership LP:
5.625% 12/15/10	19,900	18,744
5.75% 4/1/12	6,050	5,717
Camden Property Trust 5.875% 11/30/12	6,435	6,297
Colonial Properties Trust:
4.75% 2/1/10	16,177	15,985
4.8% 4/1/11	2,650	2,517
5.5% 10/1/15	12,730	10,673
6.875% 8/15/12	5,000	4,835
Colonial Realty LP 6.05% 9/1/16	9,420	8,008
Developers Diversified Realty Corp.:
4.625% 8/1/10	975	942
5% 5/3/10	6,840	6,711
5.25% 4/15/11	8,195	7,901
5.375% 10/15/12	5,485	5,141
Duke Realty LP:
5.5% 3/1/16	10,700	9,508
5.625% 8/15/11	4,860	4,783
5.95% 2/15/17	2,540	2,252
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
6.5% 1/15/18	$ 8,800	$ 8,053
Equity One, Inc.:
6% 9/15/17	6,860	6,267
6.25% 1/15/17	4,535	4,247
Federal Realty Investment Trust:
5.4% 12/1/13	4,880	4,793
6% 7/15/12	3,355	3,437
6.2% 1/15/17	2,580	2,504
Healthcare Realty Trust, Inc. 5.125% 4/1/14	4,130	3,788
HRPT Properties Trust:
5.75% 11/1/15	2,925	2,650
6.65% 1/15/18	6,500	5,711
Liberty Property LP:
5.5% 12/15/16	6,665	6,021
6.375% 8/15/12	4,617	4,669
6.625% 10/1/17	6,640	6,497
Mack-Cali Realty LP:
5.05% 4/15/10	6,290	6,517
7.25% 3/15/09	4,110	4,242
Reckson Operating Partnership LP:
5.15% 1/15/11	2,790	2,777
6% 3/31/16	2,600	2,259
Simon Property Group LP:
4.6% 6/15/10	8,400	8,458
5.1% 6/15/15	15,660	14,712
5.375% 6/1/11	3,565	3,564
5.45% 3/15/13	8,720	8,678
5.75% 5/1/12	4,015	4,057
7.75% 1/20/11	2,250	2,427
Tanger Properties LP 6.15% 11/15/15	17,300	17,983
UDR, Inc. 5.5% 4/1/14	10,720	10,200
United Dominion Realty Trust, Inc. 5.25% 1/15/15	3,645	3,415
Washington (REIT) 5.95% 6/15/11	10,660	10,991
		286,415
Real Estate Management & Development - 0.3%
ERP Operating LP:
5.5% 10/1/12	5,765	5,698
5.75% 6/15/17	7,055	6,339
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Post Apartment Homes LP 6.3% 6/1/13	$ 11,550	$ 11,383
Regency Centers LP 6.75% 1/15/12	12,435	12,721
		36,141
Thrifts & Mortgage Finance - 0.2%
Capmark Financial Group, Inc. 6.3% 5/10/17 (c)	5,570	3,645
Washington Mutual, Inc.:
4.625% 4/1/14	8,680	7,169
5.3906% 9/17/12 (h)	15,415	12,875
		23,689
TOTAL FINANCIALS		1,023,080
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
AstraZeneca PLC:
5.9% 9/15/17	16,795	18,048
6.45% 9/15/37	16,771	18,026
		36,074
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.2%
Bombardier, Inc. 6.3% 5/1/14 (c)	18,035	17,133
Airlines - 1.4%
American Airlines, Inc. pass thru trust certificates:
7.324% 4/15/11	13,531	13,193
7.858% 4/1/13	26,059	26,474
Continental Airlines, Inc. pass thru trust certificates 6.545% 8/2/20	4,121	3,977
Delta Air Lines, Inc. pass thru trust certificates:
6.821% 8/10/22 (c)	14,597	14,458
7.57% 11/18/10	21,770	21,842
U.S. Airways pass thru trust certificates:
6.85% 7/30/19	6,914	6,257
8.36% 7/20/20	21,289	22,034
United Air Lines, Inc. pass-thru certificates Class 1A, 6.636% 7/2/22	14,597	13,758
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	2,840	2,851
6.602% 9/1/13	5,032	4,988
7.032% 4/1/12	3,807	3,807
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates: - continued
7.186% 10/1/12	$ 9,437	$ 9,408
7.811% 4/1/11	4,909	5,793
		148,840
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	12,745	12,303
Industrial Conglomerates - 0.3%
General Electric Co. 5.25% 12/6/17	31,575	31,690
Road & Rail - 0.0%
Canadian National Railway Co. 5.85% 11/15/17	4,690	4,919
Canadian Pacific Railway Co. 5.95% 5/15/37	990	839
		5,758
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (h)	6,338	5,769
TOTAL INDUSTRIALS		221,493
INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Instruments - 0.1%
Tyco Electronics Group SA:
6.55% 10/1/17 (c)	8,770	9,195
7.125% 10/1/37 (c)	4,405	4,580
		13,775
Semiconductors & Semiconductor Equipment - 0.3%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	9,825	9,996
6.375% 8/3/15	10,650	10,752
National Semiconductor Corp. 6.15% 6/15/12	7,260	7,689
		28,437
TOTAL INFORMATION TECHNOLOGY		42,212
MATERIALS - 0.1%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	8,975	9,620
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - 0.0%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	$ 3,460	$ 3,778
TOTAL MATERIALS		13,398
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
6.3% 1/15/38	10,189	10,038
6.8% 5/15/36	17,617	18,432
BellSouth Capital Funding Corp. 7.875% 2/15/30	12,752	14,443
Deutsche Telekom International Finance BV 5.25% 7/22/13	11,230	11,578
Embarq Corp. 7.082% 6/1/16	17,205	17,130
KT Corp. 5.875% 6/24/14 (c)	7,455	7,345
Sprint Capital Corp.:
6.875% 11/15/28	8,095	5,747
8.75% 3/15/32	480	374
Telecom Italia Capital SA:
4.95% 9/30/14	11,250	10,698
5.25% 10/1/15	12,725	12,165
7.2% 7/18/36	2,550	2,641
Telefonica Emisiones SAU:
6.221% 7/3/17	11,230	11,664
7.045% 6/20/36	5,850	6,290
Verizon Communications, Inc. 6.4% 2/15/38	10,172	10,170
		138,715
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. 6% 12/1/16	23,971	20,136
Vodafone Group PLC:
5% 12/16/13	7,380	7,382
5.625% 2/27/17	35,292	35,156
		62,674
TOTAL TELECOMMUNICATION SERVICES		201,389
UTILITIES - 3.7%
Electric Utilities - 1.9%
AmerenUE 6.4% 6/15/17	18,252	19,390
Cleveland Electric Illuminating Co. 5.65% 12/15/13	11,490	11,634
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Commonwealth Edison Co. 5.4% 12/15/11	$ 14,943	$ 15,409
Duke Energy Carolinas LLC 6% 1/15/38	9,739	9,737
EDP Finance BV 6% 2/2/18 (c)	25,358	25,869
Enel Finance International SA:
6.25% 9/15/17 (c)	12,675	13,296
6.8% 9/15/37 (c)	13,880	14,218
Exelon Corp. 4.9% 6/15/15	27,100	26,102
Illinois Power Co. 6.125% 11/15/17 (c)	5,060	5,245
Nevada Power Co. 6.5% 5/15/18	26,280	26,674
Pacific Gas & Electric Co.:
4.8% 3/1/14	2,670	2,700
5.8% 3/1/37	7,180	6,897
Pennsylvania Electric Co. 6.05% 9/1/17	10,455	10,621
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	15,620	13,624
		201,416
Gas Utilities - 0.5%
NiSource Finance Corp.:
3.6625% 11/23/09 (h)	9,874	9,530
5.4% 7/15/14	2,960	2,946
5.45% 9/15/20	10,810	9,800
6.4% 3/15/18	21,180	21,220
Southern Natural Gas Co. 5.9% 4/1/17 (c)	6,145	6,132
		49,628
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	13,400	13,604
Exelon Generation Co. LLC 5.35% 1/15/14	23,798	23,643
PPL Energy Supply LLC 6.2% 5/15/16	11,895	12,216
TXU Corp. 5.55% 11/15/14	7,555	5,968
		55,431
Multi-Utilities - 0.8%
CMS Energy Corp. 6.55% 7/17/17	13,140	13,066
Dominion Resources, Inc. 7.5% 6/30/66 (h)	12,110	11,618
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	11,895	12,341
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
National Grid PLC 6.3% 8/1/16	$ 26,485	$ 27,659
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	20,065	18,256
		82,940
TOTAL UTILITIES		389,415
TOTAL NONCONVERTIBLE BONDS (Cost $2,379,353)		2,315,249
U.S. Government and Government Agency Obligations - 13.6%

U.S. Government Agency Obligations - 1.5%
Fannie Mae 5.375% 6/12/17	29,287	31,866
Freddie Mac:
4.5% 7/15/13 (f)	50,000	52,544
5.125% 11/17/17 (b)	50,000	53,268
5.5% 8/23/17 (b)	21,400	23,487
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		161,165
U.S. Treasury Inflation Protected Obligations - 6.7%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (b)(f)	147,024	159,590
2.375% 1/15/17 (b)(e)(f)	304,817	340,539
2.375% 1/15/27 (f)	134,702	148,614
2.625% 7/15/17	51,396	58,633
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		707,376
U.S. Treasury Obligations - 5.4%
U.S. Treasury Bonds 5% 5/15/37 (f)	10,630	11,652
U.S. Treasury Notes:
2.75% 2/28/13 (d)	198,296	200,378
2.875% 1/31/13 (d)	177,414	180,508
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.5% 2/15/18	$ 26,425	$ 26,359
3.625% 12/31/12 (b)	146,675	154,204
TOTAL U.S. TREASURY OBLIGATIONS		573,101
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,366,050)		1,441,642
U.S. Government Agency - Mortgage Securities - 18.5%

Fannie Mae - 17.2%
4.5% 4/1/20 to 11/1/22	18,619	18,667
4.5% 4/1/23 (d)	6,000	5,990
5% 4/1/18 to 3/1/34	123,615	122,640
5% 3/1/38 (d)	79,000	77,831
5% 3/1/38 (d)	34,000	33,497
5% 3/1/38 (d)	188,000	185,219
5% 3/1/38 (d)	50,000	49,260
5% 3/1/38 (d)	118,000	116,255
5.5% 2/1/35 to 9/1/36 (f)	127,939	130,322
5.5% 3/1/38 (d)	150,000	150,981
5.5% 3/1/38 (d)	158,000	159,033
5.5% 3/1/38 (d)	100,000	100,654
5.5% 3/1/38 (d)	45,000	45,294
5.5% 3/1/38 (d)	55,000	55,360
5.5% 3/1/38 (d)	148,000	148,968
5.5% 3/1/38 (d)	200,000	201,308
5.638% 7/1/37 (h)	3,251	3,350
5.82% 7/1/46 (h)	33,427	34,659
6% 3/1/16 to 7/1/22	1,891	1,956
6% 3/1/38 (d)	9,000	9,199
6.03% 4/1/36 (h)	2,374	2,461
6.158% 4/1/36 (h)	6,209	6,438
6.224% 6/1/36 (h)	947	971
6.307% 4/1/36 (h)	2,194	2,275
6.5% 3/1/38 (d)	50,000	51,800
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.5% 3/1/38 (d)	$ 50,000	$ 51,800
6.5% 3/1/38 (d)	56,000	58,017
TOTAL FANNIE MAE		1,824,205
Freddie Mac - 0.3%
4.765% 7/1/35 (h)	9,448	9,681
5.762% 10/1/35 (h)	1,661	1,713
5.848% 6/1/36 (h)	2,736	2,826
6.027% 6/1/36 (h)	2,647	2,733
6.03% 7/1/37 (h)	14,015	14,407
6.093% 4/1/36 (h)	4,200	4,346
6.1% 6/1/36 (h)	2,482	2,567
TOTAL FREDDIE MAC		38,273
Government National Mortgage Association - 1.0%
5.5% 3/20/38 (d)	105,000	107,393
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,966,773)		1,969,871
Asset-Backed Securities - 1.2%

Advanta Business Card Master Trust Series 2007-D1 Class D, 4.5138% 1/22/13 (c)(h)	10,400	8,822
Airspeed Ltd. Series 2007-1A Class C1, 5.6213% 6/15/32 (c)(h)	11,646	9,201
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (c)	5,880	5,477
Capital Auto Receivables Asset Trust:
Series 2006-1 Class D, 7.16% 1/15/13 (c)	4,195	4,223
Series 2006-SN1A Class D, 6.15% 4/20/11 (c)	2,730	2,703
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 5.135% 8/25/36 (c)(h)	1,449	107
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (c)	2,459	25
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	5,545	4,824
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	5,810	4,727
Series 2006-C Class D, 6.89% 5/15/13 (c)	4,115	3,977
Series 2007-A Class D, 7.05% 12/15/13 (c)	2,335	2,110
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (c)	$ 6,092	$ 5,896
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (c)(h)	1,074	644
Merna Reinsurance Ltd. Series 2007-1 Class B, 6.58% 6/30/12 (c)(h)	17,200	16,712
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 5.635% 3/25/36 (c)(h)	4,513	299
Wachovia Auto Loan Owner Trust Series 2006-2A:
Class A4, 5.23% 3/20/12 (c)	50,000	50,929
Class E, 7.05% 5/20/14 (c)	6,660	5,409
WaMu Asset-Backed Certificates Series 2006-HE5 Class B2, 5.635% 10/25/36 (c)(h)	6,417	447
TOTAL ASSET-BACKED SECURITIES (Cost $145,777)		126,532
Collateralized Mortgage Obligations - 3.7%

Private Sponsor - 1.5%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6984% 4/10/49	1,775	1,334
Class C, 5.6984% 4/10/49	4,735	3,447
Class D, 5.6984% 4/10/49	2,370	1,625
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 4.4036% 11/25/33 (h)	4,689	4,442
Series 2004-A Class 2A1, 3.5401% 2/25/34 (h)	2,801	2,755
Series 2004-D Class 2A1, 3.6156% 5/25/34 (h)	1,404	1,378
Series 2005-H:
Class 1A1, 4.9149% 9/25/35 (h)	1,436	1,370
Class 2A2, 4.8026% 9/25/35 (h)	1,593	1,547
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (h)(j)	76,207	7,430
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3545% 2/25/37 (h)	937	932
Class 5A1, 4.1695% 2/25/37 (h)	7,566	7,442
Series 2007-A2:
Class 2A1, 4.2363% 7/25/37 (h)	4,248	4,194
Class 3A1, 4.5583% 7/25/37 (h)	7,643	7,615
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6214% 11/25/34 (h)	4,066	4,019
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
GMAC Mortgage Loan Trust Series 2005-AR6 Class 3A1, 5.298% 11/19/35 (h)	$ 9,006	$ 8,854
JPMorgan Mortgage Trust:
Series 2006-A4 Class 1A1, 5.8178% 6/25/36 (h)	1,488	1,492
Series 2007-A1 Class 3A2, 5.0039% 7/25/35 (h)	4,255	4,215
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.9019% 10/25/35 (h)	9,200	9,000
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B6, 6.015% 7/10/35 (c)(h)	4,193	4,355
Series 2003-CB1:
Class B4, 4.815% 6/10/35 (c)(h)	3,989	3,617
Class B5, 5.415% 6/10/35 (c)(h)	2,723	2,436
Class B6, 5.915% 6/10/35 (c)(h)	1,616	1,389
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 5.635% 12/25/36 (c)(h)	4,593	381
WaMu Mortgage pass-thru certificates:
Series 2004-AR7 Class A6, 3.9391% 7/25/34 (h)	2,108	2,119
Series 2005-AR14 Class 1A1, 5.0551% 12/25/35 (h)	15,697	15,553
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR12 Class 2A6, 4.334% 7/25/35 (h)	6,057	5,970
Series 2005-AR3 Class 2A1, 4.2009% 3/25/35 (h)	2,449	2,447
Series 2006-AR8 Class 3A1, 5.2377% 4/25/36 (h)	53,153	52,846
TOTAL PRIVATE SPONSOR		164,204
U.S. Government Agency - 2.2%
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2630 Class KS, 4% 1/15/17 (f)	22,130	22,199
Series 3079 Class MB, 5% 10/15/28	30,807	31,646
Series 3082 Class PG, 5% 10/15/29	50,300	51,651
Series 3118 Class QB, 5% 2/15/29	33,731	34,620
Series 3258 Class PM, 5.5% 12/15/36	89,642	92,718
TOTAL U.S. GOVERNMENT AGENCY		232,834
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $397,752)		397,038
Commercial Mortgage Securities - 1.4%
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater:
Series 2007-2A:
Class A1, 3.405% 7/25/37 (c)(h)	$ 2,338	$ 2,140
Class A2, 3.455% 7/25/37 (c)(h)	2,190	1,961
Class B1, 4.735% 7/25/37 (c)(h)	647	451
Class B2, 5.385% 7/25/37 (c)(h)	563	353
Class B3, 6.485% 7/25/37 (c)(h)	632	405
Class M1, 3.505% 7/25/37 (c)(h)	735	591
Class M2, 3.545% 7/25/37 (c)(h)	372	293
Class M3, 3.625% 7/25/37 (c)(h)	377	291
Class M4, 3.785% 7/25/37 (c)(h)	806	647
Class M5, 3.885% 7/25/37 (c)(h)	711	555
Class M6, 4.135% 7/25/37 (c)(h)	907	688
Series 2007-3:
Class B1, 4.085% 7/25/37 (c)(h)	613	419
Class B2, 4.735% 7/25/37 (c)(h)	1,604	1,043
Class B3, 7.135% 7/25/37 (c)(h)	820	506
Class M1, 3.445% 7/25/37 (c)(h)	532	399
Class M2, 3.475% 7/25/37 (c)(h)	568	414
Class M3, 3.505% 7/25/37 (c)(h)	928	918
Class M4, 3.635% 7/25/37 (c)(h)	1,464	1,442
Class M5, 3.735% 7/25/37 (c)(h)	730	547
Class M6, 3.935% 7/25/37 (c)(h)	554	360
Bear Stearns Commercial Mortgage Securities Trust Series 2007-T28 Class A1, 5.422% 9/11/42	5,812	5,743
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (c)	9,742	9,173
Citigroup Commercial Mortgage Trust:
Series 2007-C6 Class A4, 5.8887% 12/10/49 (h)	15,000	14,405
Series 2007-FL3A Class A2, 3.2613% 4/15/22 (c)(h)	8,398	8,255
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.949% 1/15/37 (c)(h)(j)	170,220	3,405
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	8,382	8,461
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.8335% 12/10/41 (h)(j)	14,127	244
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class D, 4.91% 3/1/20 (c)(h)	9,955	9,458
Class H, 5.19% 3/1/20 (c)(h)	960	869
Class J, 5.39% 3/1/20 (c)(h)	1,375	1,238
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)	$ 18,365	$ 16,885
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.936% 7/15/44 (h)	18,248	17,816
Merrill Lynch-CFC Commercial Mortgage Trust Series 2007-7 Class B, 5.75% 6/25/50	2,790	2,040
Morgan Stanley Capital I Trust sequential payer Series 2007-HQ11 Class A31, 5.439% 2/20/44 (h)	17,270	16,598
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2007-C31:
Class A1, 5.14% 4/15/47	4,062	4,010
Class A4, 5.509% 4/15/47	5,752	5,418
Series 2007-C31 Class C, 5.8818% 4/15/47 (h)	8,950	6,481
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $155,954)		144,922
Municipal Securities - 0.3%

California Gen. Oblig. 5% 9/1/35	27,300	25,597
Chicago Board of Ed. Series A, 5.5% 12/1/30 (AMBAC Insured)	5,000	5,025
TOTAL MUNICIPAL SECURITIES (Cost $34,745)		30,622
Foreign Government and Government Agency Obligations - 0.1%

Israeli State 4.625% 6/15/13 (Cost $6,668)	6,725	6,865
Supranational Obligations - 0.0%

Corporacion Andina de Fomento:
5.2% 5/21/13	1,575	1,587
6.875% 3/15/12	1,630	1,770
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,182)		3,357
Fixed-Income Funds - 47.9%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (i)	3,730,441	335,479
Fidelity 2-5 Year Duration Securitized Bond Central Fund (i)	8,820,221	821,251
Fixed-Income Funds - continued
	Shares	Value (000s)
Fidelity Corporate Bond 1-5 Year Central Fund (i)	4,531,327	$ 457,392
Fidelity Mortgage Backed Securities Central Fund (i)	22,332,229	2,241,263
Fidelity Specialized High Income Central Fund (i)	1,748,389	166,796
Fidelity Ultra-Short Central Fund (i)	12,427,417	1,066,148
TOTAL FIXED-INCOME FUNDS (Cost $5,357,456)		5,088,329
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (h) (Cost $15,235)	$ 15,235	13,444
Cash Equivalents - 16.9%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 3.18%, dated 2/29/08 due 3/3/08:
(Collateralized by U.S. Government Obligations) #	$ 1,146,073	1,145,770
(Collateralized by U.S. Government Obligations) # (a)	647,373	647,201
TOTAL CASH EQUIVALENTS (Cost $1,792,971)		1,792,971
TOTAL INVESTMENT PORTFOLIO - 125.5% (Cost $13,621,916)		13,330,842
NET OTHER ASSETS - (25.5)%		(2,708,340)
NET ASSETS - 100%		$ 10,622,502
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
900 UST 20 YR Index Contracts	June 2008	$ 106,763	$ 3,125

The face value of futures purchased as a percentage of net assets - 1%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 2,971	$ (683)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34	Oct. 2034	1,143	(300)
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.8763% 11/25/34	Dec. 2034	1,513	(689)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 6.635% 8/25/34	Sept. 2034	868	(388)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34

	August 2034	$ 1,278	$ (367)
Receive from Bank of America, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	May 2009	7,095	129
Receive from Barclays Bank upon credit event of CVS Caremark Corp., par value of the notional amount of CVS Caremark Corp. 4.875% 9/15/14, and pay quarterly notional amount multiplied by .56%	March 2013	16,900	61
Receive from Bear Stearns, Inc. upon credit event of Duke Energy Corp., par value of the notional amount of Duke Energy Corp. 6.25% 1/15/12, and pay quarterly notional amount multiplied by .60%	March 2013	13,500	120
Receive from Citibank upon credit event of American Electric Power Co., Inc., par value of the notional amount of American Electric Power Co., Inc. 5.25% 6/1/16 and pay quarterly notional amount multiplied by .59%	March 2013	13,500	126
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	3,800	70
Receive from Citibank upon credit event of Caterpillar Financial Services Corp., par value of the notional amount of Caterpillar Financial Services Corp. 5.5% 3/15/16, and pay quarterly notional amount multiplied by .65%	March 2013	10,200	(32)
Receive from Citibank upon credit event of Consolidated Edison Co. of New York, par value of the notional amount of Consolidated Edison Co. of New York 8.125% 5/1/10, and pay quarterly notional amount multiplied by .58%	March 2013	13,500	133
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Citibank upon credit event of John Deere Capital Corp., par value of the notional amount of John Deere Capital Corp. 6% 2/15/09, and pay quarterly notional amount multiplied by .642%	March 2013	$ 16,900	$ 10
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15 and pay quarterly notional amount multiplied by 1.38%	March 2013	13,400	346
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	6,900	311
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by 1.43%	March 2013	6,700	158
Receive from Citibank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by 1.07%	Sept. 2012	9,800	1,133
Receive from Credit Suisse First Boston upon credit event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12, and pay quarterly notional amount multiplied by .44%	Sept. 2012	13,700	731
Receive from Credit Suisse First Boston upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 11/15/15, and pay quarterly notional amount multiplied by 1.5%	March 2013	10,100	209
Receive from Deutsche Bank upon credit event of Aetna, Inc., par value of the notional amount of Aetna, Inc. 6.625% 6/15/36, and pay quarterly notional amount multiplied by .33%	Sept. 2017	17,250	1,009
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Deutsche Bank upon credit event of AMBAC Assurance Corp., par value of the notional amount of AMBAC Assurance Corp. 5.90% 2/22/21, and pay quarterly notional amount multiplied by 4.15%	March 2013	$ 16,800	$ 587
Receive from Deutsche Bank upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%	March 2013	2,100	20
Receive from Deutsche Bank upon credit event of Household Finance Corp., par value of the notional amount of Household Finance Corp. 7% 5/15/12, and pay quarterly notional amount multiplied by .35%	Dec. 2012	20,000	1,729
Receive from Deutsche Bank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by 1.19%	Sept. 2012	9,800	1,088
Receive from Deutsche Bank, upon credit event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%	Sept. 2013	10,650	764
Receive from Deutsche Bank, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	June 2009	8,895	157
Receive from Goldman Sachs upon credit event of AMBAC Assurance Corp., par value of the notional amount of AMBAC Assurance Corp. 9.375% 8/1/11, and pay quarterly notional amount multiplied by 3.8%	March 2013	6,700	335
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	5,586	36
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	$ 5,586	$ 36
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.19%	March 2018	4,929	93
Receive from Goldman Sachs upon credit event of Dow Chemical Co., par value of the notional amount of Dow Chemical Co. 6% 10/1/12, and pay quarterly notional amount multiplied by .55%	Sept. 2017	13,700	451
Receive from Goldman Sachs upon credit event of Johnson & Johnson, par value of the notional amount of Johnson & Johnson 3.8% 5/15/13, and pay quarterly notional amount multiplied by .33%	March 2013	16,800	(22)
Receive from Goldman Sachs upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.07%	March 2013	5,100	16
Receive from Lehman Brothers, Inc. upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%	March 2013	2,100	20
Receive from Lehman Brothers, Inc. upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount miltiplied by 1.03%	March 2013	5,100	26
Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	5,085	(47)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive from Merrill Lynch, Inc., upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%

	Sept. 2013	$ 7,660	$ 97
Receive from Morgan Stanley, Inc. upon credit event of Caterpillar Financial Services Corp., par value of the notional amount of Caterpillar Financial Services Corp. 4.625% 6/1/15, and pay quarterly notional amount multiplied by .65%	March 2013	6,800	(21)
Receive from Morgan Stanley, Inc. upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .65%	March 2013	5,600	12
Receive from Morgan Stanley, Inc. upon credit event of iStar Financial, Inc., par value of the notional amount of iStar Financial, Inc. 6% 12/15/10, and pay quarterly notional amount multiplied by 4.4%	March 2013	13,500	1,809
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	Sept. 2037	18,700	(13,932)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	Sept. 2037	9,200	(6,854)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	Sept. 2037	25,000	(18,625)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	Sept. 2037	5,600	(4,172)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)

	Sept. 2037	$ 22,000	$ (16,390)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	Sept. 2037	8,400	(6,258)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	Sept. 2037	10,200	(7,599)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	Sept. 2037	16,700	(12,442)
Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 9/25/34	Oct. 2034	9,300	(3,888)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	3,200	(1,195)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	1,818	(196)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35

	June 2035	$ 3,200	$ (1,426)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	2,971	(1,121)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	2,971	(395)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,730	(1,463)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,971	(1,590)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	262	(222)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	387	(122)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34

	Feb. 2034	$ 173	$ (145)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	10,445	(6,619)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	2,348	(1,608)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	4,750	(2,261)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	2,971	(1,039)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	4,750	(3,950)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36	Oct. 2036	4,750	(3,206)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .31% and pay Deutsche Bank upon credit of Altria Group, Inc., par value of the notional amount of Altria Group 7% 11/4/13	June 2008	$ 61,000	$ 30
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	11,200	(59)
Receive quarterly notional amount multiplied by .65% and pay Goldman Sachs upon credit event of AMBAC Financial Group, Inc., par value of the notional amount of AMBAC Financial Group, Inc. 9.375% 8/1/11	March 2013	5,700	(209)
Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12	June 2012	10,500	(461)
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	10,505	(435)
Receive quarterly notional amount multiplied by .97% and pay Citibank upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12	Dec. 2012	6,900	(324)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12	March 2013	13,500	(175)
		$ 648,611	$ (109,078)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $581,771,000 or 5.5% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,817,000.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $88,572,000.
(g) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,145,770,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 46,659
Banc of America Securities LLC	74,622
Bank of America, NA	111,981
Barclays Capital, Inc.	558,260
ING Financial Markets LLC	116,287
J.P. Morgan Securities, Inc.	37,327
Societe Generale, New York Branch	97,984
UBS Securities LLC	93,318
WestLB AG	9,332
$ 1,145,770
$647,201,000 due 3/03/08 at 3.18%
Banc of America Securities LLC	$ 368,669
Bank of America, NA	230,418
Barclays Capital, Inc.	48,114
$ 647,201
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 14,768
Fidelity 2-5 Year Duration Securitized Bond Central Fund	27,477
Fidelity Corporate Bond 1-5 Year Central Fund	13,899
Fidelity Mortgage Backed Securities Central Fund	60,609
Fidelity Specialized High Income Central Fund	5,846
Fidelity Ultra-Short Central Fund	43,347
Total	$ 165,946
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 684,797	$ 14,768	$ 333,205	$ 335,479	17.2%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	1,079,607	27,477	244,261	821,251	24.9%
Fidelity Corporate Bond 1-5 Year Central Fund	633,792	13,899	199,771	457,392	67.9%
Fidelity Mortgage Backed Securities Central Fund	2,282,321	60,609	150,150	2,241,263	24.7%
Fidelity Specialized High Income Central Fund	153,954	15,854	-	166,796	46.4%
Fidelity Ultra-Short Central Fund	2,327,141	317,546	1,425,472	1,066,148	15.3%
Total	$ 7,161,612	$ 450,153	$ 2,352,859	$ 5,088,329
Income Tax Information
At August 31, 2007, the fund had a capital loss carryforward of approximately $107,051,000 all of which will expire on August 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $633,913 and repurchase agreements of $1,792,971) - See accompanying schedule: Unaffiliated issuers (cost $8,264,460)	$ 8,242,513
Fidelity Central Funds (cost $5,357,456)	5,088,329
Total Investments (cost $13,621,916)		$ 13,330,842
Receivable for investments sold		202,916
Receivable for swap agreements		166
Receivable for fund shares sold		8,006
Interest receivable		50,808
Distributions receivable from Fidelity Central Funds		21,192
Receivable for daily variation on futures contracts		1,800
Other receivables		100
Total assets		13,615,830

Liabilities
Payable to custodian bank	$ 260
Payable for investments purchased Regular delivery	221,818
Delayed delivery	1,999,286
Payable for fund shares redeemed	10,447
Distributions payable	1,054
Swap agreements, at value	109,078
Accrued management fee	2,782
Distribution fees payable	52
Other affiliated payables	1,209
Other payables and accrued expenses	141
Collateral on securities loaned, at value	647,201
Total liabilities		2,993,328

Net Assets		$ 10,622,502
Net Assets consist of:
Paid in capital		$ 11,033,702
Undistributed net investment income		13,450
Accumulated undistributed net realized gain (loss) on investments		(51,740)
Net unrealized appreciation (depreciation) on investments		(372,910)
Net Assets		$ 10,622,502

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($88,749 ÷ 12,373 shares)	$ 7.17

Maximum offering price per share (100/96.00 of $7.17)	$ 7.47
Class T: Net Asset Value and redemption price per share ($63,059 ÷ 8,788 shares)	$ 7.18

Maximum offering price per share (100/96.00 of $7.18)	$ 7.48
Class B: Net Asset Value and offering price per share ($10,332 ÷ 1,439 shares)A	$ 7.18

Class C: Net Asset Value and offering price per share ($15,165 ÷ 2,112 shares)A	$ 7.18

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($10,404,789 ÷ 1,449,768 shares)	$ 7.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($40,408 ÷ 5,626 shares)	$ 7.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 29, 2008 (Unaudited)

Investment Income
Dividends		$ 483
Interest		147,541
Income from Fidelity Central Funds		165,946
Total income		313,970

Expenses
Management fee	$ 18,210
Transfer agent fees	5,877
Distribution fees	314
Fund wide operations fee	1,989
Independent trustees' compensation	24
Miscellaneous	14
Total expenses before reductions	26,428
Expense reductions	(405)	26,023
Net investment income		287,947
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	170,483
Fidelity Central Funds	(130,692)
Futures contracts	2,276
Swap agreements	49,827
Total net realized gain (loss)		91,894
Change in net unrealized appreciation (depreciation) on: Investment securities	(20,276)
Futures contracts	3,125
Swap agreements	(71,445)
Total change in net unrealized appreciation (depreciation)		(88,596)
Net gain (loss)		3,298
Net increase (decrease) in net assets resulting from operations		$ 291,245

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 287,947	$ 582,580
Net realized gain (loss)	91,894	(10,903)
Change in net unrealized appreciation (depreciation)	(88,596)	(265,820)
Net increase (decrease) in net assets resulting from operations	291,245	305,857
Distributions to shareholders from net investment income	(284,139)	(577,055)
Distributions to shareholders from net realized gain	(11,157)	(14,688)
Total distributions	(295,296)	(591,743)
Share transactions - net increase (decrease)	(1,326,147)	1,944,823
Total increase (decrease) in net assets	(1,330,198)	1,658,937

Net Assets
Beginning of period	11,952,700	10,293,763
End of period (including undistributed net investment income of $13,450 and undistributed net investment income of $9,642, respectively)	$ 10,622,502	$ 11,952,700

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 H	2006 L	2005 L	2004 L	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.18	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.167	.353	.118	.298	.237	.224	.186
Net realized and unrealized gain (loss)	(.006) N	(.161)	.092	(.206)	.131	(.095)	.326
Total from investment operations	.161	.192	.210	.092	.368	.129	.512
Distributions from net investment income	(.164)	(.352)	(.100)	(.282)	(.238)	(.229)	(.172)
Distributions from net realized gain	(.007)	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.171)	(.362)	(.100)	(.352)	(.338)	(.359)	(.292)
Net asset value, end of period	$ 7.17	$ 7.18	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70
Total Return B, C, D	2.26%	2.61%	2.92%	1.23%	5.03%	1.68%	6.98%
Ratios to Average Net Assets F, J
Expenses before reductions	.80% A	.75%	.71% A	.71%	.83%	.83%	.79% A
Expenses net of fee waivers, if any	.80% A	.75%	.71% A	.71%	.83%	.83%	.79% A
Expenses net of all reductions	.80% A	.74%	.71% A	.71%	.83%	.83%	.79% A
Net investment income	4.66% A	4.83%	4.86% A	4.04%	3.17%	2.96%	3.73% A
Supplemental Data
Net assets, end of period (in millions)	$ 89	$ 79	$ 46	$ 37	$ 31	$ 22	$ 8
Portfolio turnover rate G	265% A	181% M	206% A, K	145%	227%	238%	276%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the period ended April 30. M Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. N The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 H	2006 L	2005 L	2004 L	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.18	$ 7.35	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.167	.350	.116	.290	.230	.214	.180
Net realized and unrealized gain (loss)	.005	(.163)	.091	(.216)	.141	(.094)	.324
Total from investment operations	.172	.187	.207	.074	.371	.120	.504
Distributions from net investment income	(.165)	(.347)	(.097)	(.274)	(.231)	(.220)	(.164)
Distributions from net realized gain	(.007)	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.172)	(.357)	(.097)	(.344)	(.331)	(.350)	(.284)
Net asset value, end of period	$ 7.18	$ 7.18	$ 7.35	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	2.41%	2.54%	2.89%	.98%	5.07%	1.56%	6.87%
Ratios to Average Net Assets F, J
Expenses before reductions	.80% A	.80%	.82% A	.83%	.93%	.96%	.97% A
Expenses net of fee waivers, if any	.80% A	.80%	.82% A	.83%	.93%	.95%	.95% A
Expenses net of all reductions	.79% A	.79%	.81% A	.83%	.93%	.95%	.95% A
Net investment income	4.67% A	4.77%	4.76% A	3.92%	3.07%	2.84%	3.57% A
Supplemental Data
Net assets, end of period (in millions)	$ 63	$ 68	$ 59	$ 57	$ 48	$ 30	$ 10
Portfolio turnover rate G	265% A	181% M	206% A, K	145%	227%	238%	276%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the period ended April 30. M Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 H	2006 L	2005 L	2004 L	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.142	.299	.099	.239	.180	.166	.147
Net realized and unrealized gain (loss)	(.006) N	(.164)	.102	(.216)	.140	(.095)	.322
Total from investment operations	.136	.135	.201	.023	.320	.071	.469
Distributions from net investment income	(.139)	(.295)	(.081)	(.223)	(.180)	(.171)	(.129)
Distributions from net realized gain	(.007)	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.146)	(.305)	(.081)	(.293)	(.280)	(.301)	(.249)
Net asset value, end of period	$ 7.18	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	1.90%	1.83%	2.79%	.28%	4.37%	.90%	6.39%
Ratios to Average Net Assets F, J
Expenses before reductions	1.51% A	1.50%	1.50% A	1.51%	1.64%	1.63%	1.60% A
Expenses net of fee waivers, if any	1.51% A	1.50%	1.50% A	1.51%	1.60%	1.60%	1.60% A
Expenses net of all reductions	1.51% A	1.50%	1.50% A	1.51%	1.59%	1.60%	1.60% A
Net investment income	3.95% A	4.07%	4.07% A	3.24%	2.40%	2.19%	2.92% A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 10	$ 9	$ 9	$ 9	$ 9	$ 8
Portfolio turnover rate G	265% A	181% M	206% A, K	145%	227%	238%	276%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the period ended April 30. M Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. N The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 H	2006 L	2005 L	2004 L	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.140	.294	.097	.233	.176	.161	.145
Net realized and unrealized gain (loss)	(.006) N	(.163)	.102	(.216)	.140	(.095)	.322
Total from investment operations	.134	.131	.199	.017	.316	.066	.467
Distributions from net investment income	(.137)	(.291)	(.079)	(.217)	(.176)	(.166)	(.127)
Distributions from net realized gain	(.007)	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.144)	(.301)	(.079)	(.287)	(.276)	(.296)	(.247)
Net asset value, end of period	$ 7.18	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	1.88%	1.77%	2.76%	.20%	4.30%	.84%	6.35%
Ratios to Average Net Assets F, J
Expenses before reductions	1.56% A	1.55%	1.58% A	1.60%	1.67%	1.66%	1.64% A
Expenses net of fee waivers, if any	1.56% A	1.55%	1.58% A	1.60%	1.66%	1.66%	1.64% A
Expenses net of all reductions	1.55% A	1.55%	1.58% A	1.60%	1.66%	1.66%	1.64% A
Net investment income	3.90% A	4.02%	3.99% A	3.15%	2.34%	2.13%	2.88% A
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 17	$ 10	$ 9	$ 7	$ 7	$ 6
Portfolio turnover rate G	265% A	181% M	206% A, K	145%	227%	238%	276%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the period ended April 30. M Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. N The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investment Grade Bond

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 G	2006 J	2005 J	2004 J	2003 J
Selected Per-Share Data
Net asset value, beginning of period	$ 7.19	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70	$ 7.33
Income from Investment Operations
Net investment income D	.180	.376	.124	.317	.254	.240	.290
Net realized and unrealized gain (loss)	(.006) L	(.153)	.092	(.206)	.130	(.095)	.483
Total from investment operations	.174	.223	.216	.111	.384	.145	.773
Distributions from net investment income	(.177)	(.373)	(.106)	(.301)	(.254)	(.245)	(.283)
Distributions from net realized gain	(.007)	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.184)	(.383)	(.106)	(.371)	(.354)	(.375)	(.403)
Net asset value, end of period	$ 7.18	$ 7.19	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70
Total Return B, C	2.44%	3.05%	3.01%	1.48%	5.26%	1.89%	10.82%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.45% A	.46%	.61%	.63%	.66%
Expenses net of fee waivers, if any	.45% A	.45%	.45% A	.46%	.61%	.63%	.66%
Expenses net of all reductions	.45% A	.44%	.45% A	.46%	.61%	.63%	.66%
Net investment income	5.01% A	5.13%	5.12% A	4.29%	3.39%	3.16%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$ 10,405	$ 11,739	$ 10,141	$ 8,018	$ 6,721	$ 5,735	$ 5,274
Portfolio turnover rate F	265% A	181% K	206% A, I	145%	227%	238%	276%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended April 30. K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. L The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 G	2006 K	2005 K	2004 K	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.19	$ 7.36	$ 7.25	$ 7.51	$ 7.48	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income D	.178	.374	.124	.313	.254	.233	.202
Net realized and unrealized gain (loss)	(.006) M	(.163)	.091	(.205)	.129	(.078)	.321
Total from investment operations	.172	.211	.215	.108	.383	.155	.523
Distributions from net investment income	(.175)	(.371)	(.105)	(.298)	(.253)	(.245)	(.183)
Distributions from net realized gain	(.007)	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.182)	(.381)	(.105)	(.368)	(.353)	(.375)	(.303)
Net asset value, end of period	$ 7.18	$ 7.19	$ 7.36	$ 7.25	$ 7.51	$ 7.48	$ 7.70
Total Return B, C	2.41%	2.88%	2.99%	1.44%	5.24%	2.04%	7.14%
Ratios to Average Net Assets E, I
Expenses before reductions	.50% A	.48%	.49% A	.50%	.59%	.64%	.56% A
Expenses net of fee waivers, if any	.50% A	.48%	.49% A	.50%	.59%	.64%	.56% A
Expenses net of all reductions	.49% A	.47%	.49% A	.50%	.59%	.64%	.56% A
Net investment income	4.97% A	5.10%	5.07% A	4.25%	3.40%	3.15%	3.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,408	$ 41,276	$ 29,386	$ 25,776	$ 16,084	$ 2,840	$ 275
Portfolio turnover rate F	265% A	181% L	206% A, J	145%	227%	238%	276%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. H For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended April 30. L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. M The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Investment Grade Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

The Central Funds may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 146,479
Unrealized depreciation	(433,873)
Net unrealized appreciation (depreciation)	$ (287,394)
Cost for federal income tax purposes	$ 13,618,236

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Repurchase Agreements - continued

institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is

Semiannual Report

4. Operating Policies - continued

Futures Contracts - continued

shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities, realizing a gain or loss, and simultaneously agrees to repurchase substantially similar securities at a future date. In addition, the Fund may enter into reverse dollar rolls in which the Fund purchases and simultaneously agrees to sell substantially similar securities at a future date. During the period between the sale and repurchase in a dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments of the Fund. During the period between the purchase and subsequent sale in a reverse dollar roll transaction the Fund is entitled to interest and principal payments on the securities purchased. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,175,154 and $2,817,606, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was ..32% of the Fund's average net assets.

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 105	$ 9
Class T	0%	.25%	84	-
Class B	.65%	.25%	44	32
Class C	.75%	.25%	81	8
			$ 314	$ 49

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8
Class T	1
Class B*	12
Class C*	2
$ 23

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund except for Investment Grade Bond shares. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the sub-transfer agent for Investment Grade Bond shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 84.20
Class T	65.20
Class B	12.25
Class C	16.20
Investment Grade Bond	5,671.10
Institutional Class	29.15
	$ 5,877

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $1,086.

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $31. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3
Class T	3
Investment Grade Bond	366
Institutional Class	2
$ 374

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 12% and 13%, respectively, of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 43% of the total outstanding shares of the Fund.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2008	Year ended August 31, 2007
From net investment income
Class A	$ 1,919	$ 3,068
Class T	1,532	3,063
Class B	190	397
Class C	308	572
Investment Grade Bond	279,208	568,231
Institutional Class	982	1,724
Total	$ 284,139	$ 577,055
From net realized gain
Class A	$ 82	$ 77
Class T	64	85
Class B	9	13
Class C	15	16
Investment Grade Bond	10,947	14,456
Institutional Class	40	41
Total	$ 11,157	$ 14,688

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2008	Year ended August 31, 2007	Six months ended February 29, 2008	Year ended August 31, 2007
Class A
Shares sold	3,824	7,301	$ 27,603	$ 53,656
Reinvestment of distributions	266	414	1,916	3,036
Shares redeemed	(2,659)	(2,974)	(19,141)	(21,797)
Net increase (decrease)	1,431	4,741	$ 10,378	$ 34,895
Class T
Shares sold	1,937	4,101	$ 13,961	$ 30,149
Reinvestment of distributions	216	423	1,560	3,102
Shares redeemed	(2,784)	(3,090)	(20,035)	(22,619)
Net increase (decrease)	(631)	1,434	$ (4,514)	$ 10,632
Class B
Shares sold	310	407	$ 2,256	$ 2,988
Reinvestment of distributions	21	43	148	314
Shares redeemed	(263)	(365)	(1,899)	(2,676)
Net increase (decrease)	68	85	$ 505	$ 626
Class C
Shares sold	545	1,716	$ 3,936	$ 12,632
Reinvestment of distributions	28	54	202	397
Shares redeemed	(798)	(791)	(5,750)	(5,778)
Net increase (decrease)	(225)	979	$ (1,612)	$ 7,251
Investment Grade Bond
Shares sold	123,978	397,704	$ 895,136	$ 2,923,221
Reinvestment of distributions	39,135	77,325	281,945	567,650
Shares redeemed	(347,009)	(220,217)	(2,507,174)	(1,612,267)
Net increase (decrease)	(183,896)	254,812	$ (1,330,093)	$ 1,878,604
Institutional Class
Shares sold	1,601	3,197	$ 11,559	$ 23,420
Reinvestment of distributions	108	177	781	1,297
Shares redeemed	(1,822)	(1,627)	(13,151)	(11,902)
Net increase (decrease)	(113)	1,747	$ (811)	$ 12,815

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments
Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

IGB-USAN-0408
1.784858.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Investment Grade Bond
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 29, 2008

Class A, Class T, Class B, and Class C are classes of Fidelity® Investment Grade Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Class A
Actual	$ 1,000.00	$ 1,022.60	$ 4.02
HypotheticalA	$ 1,000.00	$ 1,020.89	$ 4.02
Class T
Actual	$ 1,000.00	$ 1,024.10	$ 4.03
HypotheticalA	$ 1,000.00	$ 1,020.89	$ 4.02
Class B
Actual	$ 1,000.00	$ 1,019.00	$ 7.58
HypotheticalA	$ 1,000.00	$ 1,017.35	$ 7.57
Class C
Actual	$ 1,000.00	$ 1,018.80	$ 7.83
HypotheticalA	$ 1,000.00	$ 1,017.11	$ 7.82
Investment Grade Bond
Actual	$ 1,000.00	$ 1,024.40	$ 2.27
HypotheticalA	$ 1,000.00	$ 1,022.63	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,024.10	$ 2.52
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.80%
Class T	.80%
Class B	1.51%
Class C	1.56%
Investment Grade Bond	.45%
Institutional Class	.50%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
U.S. Government and U.S. Government Agency Obligations 62.0%	U.S. Government and U.S. Government Agency Obligations 57.6%
AAA 15.8%	AAA 22.3%
AA 5.4%	AA 7.7%
A 7.6%	A 6.4%
BBB 16.6%	BBB 18.6%
BB and Below 4.4%	BB and Below 4.7%
Not Rated 0.5%	Not Rated 0.6%
Short-Term Investments and Net Other Assets(dagger) (12.3)%	Short-Term Investments and Net Other Assets(dagger) (17.9)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of February 29, 2008
6 months ago
Years	5.8	4.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 29, 2008
6 months ago
Years	4.6	4.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 29, 2008*		As of August 31, 2007**
	Corporate Bonds 28.1%		Corporate Bonds 26.2%
	U.S. Government and U.S. Government Agency Obligations 62.0%		U.S. Government and U.S. Government Agency Obligations 57.6%
	Asset-Backed Securities 6.8%		Asset-Backed Securities 14.5%
	CMOs and Other Mortgage Related Securities 14.8%		CMOs and Other Mortgage Related Securities 19.1%
	Municipal Bonds 0.3%		Municipal Bonds 0.3%
	Other Investments 0.3%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets(dagger) (12.3)%		Short-Term Investments and Net Other Assets(dagger) (17.9)%
* Foreign investments	8.7%	** Foreign investments	9.1%
* Futures and Swaps	0.8%	** Futures and Swaps	11.6%

(dagger)Short-term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.2%
Ford Motor Co. 7.45% 7/16/31	$ 40,245	$ 27,467
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	2,745	2,380
Media - 1.6%
AOL Time Warner, Inc. 6.75% 4/15/11	18,970	19,869
Comcast Corp. 4.95% 6/15/16	15,874	14,936
Cox Communications, Inc. 6.45% 12/1/36 (c)	21,256	20,293
Gannett Co., Inc. 3.28% 5/26/09 (h)	15,990	15,607
Liberty Media Corp.:
5.7% 5/15/13	8,500	7,565
8.25% 2/1/30	19,105	15,919
News America Holdings, Inc. 7.75% 12/1/45	6,015	6,476
News America, Inc.:
6.15% 3/1/37	6,365	6,036
6.2% 12/15/34	4,570	4,369
Time Warner Cable, Inc. 5.85% 5/1/17	28,639	28,297
Univision Communications, Inc. 3.875% 10/15/08	9,840	9,557
Viacom, Inc.:
6.125% 10/5/17	9,190	9,186
6.75% 10/5/37	8,475	8,099
		166,209
TOTAL CONSUMER DISCRETIONARY		196,056
CONSUMER STAPLES - 0.8%
Beverages - 0.3%
Diageo Capital PLC:
5.2% 1/30/13	5,710	5,924
5.75% 10/23/17	7,686	7,911
FBG Finance Ltd. 5.125% 6/15/15 (c)	11,020	10,983
		24,818
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (h)	14,340	13,604
Food Products - 0.1%
Kraft Foods, Inc. 6.875% 2/1/38	9,031	8,977
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.3%
Reynolds American, Inc.:
6.75% 6/15/17	$ 15,115	$ 15,342
7.25% 6/15/37	18,095	17,746
		33,088
TOTAL CONSUMER STAPLES		80,487
ENERGY - 1.1%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 6.75% 9/15/37 (c)	7,295	7,238
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	6,661	6,904
6.45% 9/15/36	4,160	4,214
Nakilat, Inc. 6.067% 12/31/33 (c)	23,610	20,606
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (c)	5,985	5,661
Nexen, Inc. 6.4% 5/15/37	7,730	7,480
Pemex Project Funding Master Trust 5.7238% 12/3/12 (c)(h)	11,870	11,591
Suncor Energy, Inc. 6.5% 6/15/38	10,690	10,603
Talisman Energy, Inc. yankee 6.25% 2/1/38	4,840	4,524
Texas Eastern Transmission LP 6% 9/15/17 (c)	22,035	23,099
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	4,050	4,070
Valero Energy Corp. 6.625% 6/15/37	5,740	5,655
		104,407
TOTAL ENERGY		111,645
FINANCIALS - 9.6%
Capital Markets - 2.3%
Bear Stearns Companies, Inc. 6.95% 8/10/12	21,590	21,963
BlackRock, Inc. 6.25% 9/15/17	30,000	31,643
Deutsche Bank AG London 6% 9/1/17	6,678	7,084
Goldman Sachs Group, Inc. 6.75% 10/1/37	13,400	12,511
Janus Capital Group, Inc. 5.875% 9/15/11	2,605	2,698
JPMorgan Chase Capital XVII 5.85% 8/1/35	3,865	3,301
JPMorgan Chase Capital XVIII 6.95% 8/17/36	14,000	13,238
JPMorgan Chase Capital XX 6.55% 9/29/36	82,700	74,292
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
6.85% 6/15/17	$ 5,200	$ 5,150
7.125% 5/15/15	16,430	16,820
Lehman Brothers Holdings, Inc. 6.2% 9/26/14	12,662	12,785
Morgan Stanley:
4.75% 4/1/14	9,200	8,867
4.8431% 1/9/14 (h)	40,435	36,692
		247,044
Commercial Banks - 1.9%
Bank of America NA 6% 10/15/36	28,590	27,239
Bank One Corp. 5.25% 1/30/13	13,775	14,286
BB&T Capital Trust IV 6.82% 6/12/77 (h)	1,220	1,114
Credit Suisse (Guernsey) Ltd. 5.86%	13,520	11,958
Credit Suisse First Boston 6% 2/15/18	17,850	18,215
Export-Import Bank of Korea 5.25% 2/10/14 (c)	7,225	7,420
HSBC Holdings PLC:
6.5% 5/2/36	11,470	11,015
6.5% 9/15/37	5,010	4,746
KeyCorp Capital Trust VII 5.7% 6/15/35	16,490	12,810
Korea Development Bank 5.75% 9/10/13	14,578	15,197
Standard Chartered Bank 6.4% 9/26/17 (c)	26,980	27,994
Wachovia Bank NA 5.85% 2/1/37	19,011	16,524
Wachovia Corp. 4.875% 2/15/14	1,791	1,772
Wells Fargo Bank NA:
4.75% 2/9/15	12,250	12,115
5.95% 8/26/36	16,699	16,429
		198,834
Consumer Finance - 0.5%
SLM Corp.:
3.4913% 7/26/10 (h)	56,195	48,485
4.5% 7/26/10	2,325	2,153
		50,638
Diversified Financial Services - 0.8%
Deutsche Bank AG London 5.375% 10/12/12	6,162	6,467
JPMorgan Chase & Co.:
4.875% 3/15/14	10,460	10,492
5.75% 1/2/13	2,935	3,100
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (c)	15,505	16,088
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	$ 13,035	$ 12,835
5.5% 1/15/14 (c)	8,820	9,117
TECO Finance, Inc. 7% 5/1/12 (c)	11,415	12,309
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(h)	7,500	6,813
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(h)	13,680	12,378
		89,599
Insurance - 0.9%
Assurant, Inc. 5.625% 2/15/14	8,540	8,303
Axis Capital Holdings Ltd. 5.75% 12/1/14	13,335	13,202
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(h)	22,081	20,679
Liberty Mutual Group, Inc. 6.7% 8/15/16 (c)	15,840	16,868
Lincoln National Corp. 7% 5/17/66 (h)	2,370	2,294
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(h)	18,775	19,090
Symetra Financial Corp. 6.125% 4/1/16 (c)	10,405	10,284
		90,720
Real Estate Investment Trusts - 2.7%
AMB Property LP 5.9% 8/15/13	9,635	9,742
Boston Properties, Inc. 6.25% 1/15/13	7,487	7,742
Brandywine Operating Partnership LP:
5.625% 12/15/10	19,900	18,744
5.75% 4/1/12	6,050	5,717
Camden Property Trust 5.875% 11/30/12	6,435	6,297
Colonial Properties Trust:
4.75% 2/1/10	16,177	15,985
4.8% 4/1/11	2,650	2,517
5.5% 10/1/15	12,730	10,673
6.875% 8/15/12	5,000	4,835
Colonial Realty LP 6.05% 9/1/16	9,420	8,008
Developers Diversified Realty Corp.:
4.625% 8/1/10	975	942
5% 5/3/10	6,840	6,711
5.25% 4/15/11	8,195	7,901
5.375% 10/15/12	5,485	5,141
Duke Realty LP:
5.5% 3/1/16	10,700	9,508
5.625% 8/15/11	4,860	4,783
5.95% 2/15/17	2,540	2,252
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
6.5% 1/15/18	$ 8,800	$ 8,053
Equity One, Inc.:
6% 9/15/17	6,860	6,267
6.25% 1/15/17	4,535	4,247
Federal Realty Investment Trust:
5.4% 12/1/13	4,880	4,793
6% 7/15/12	3,355	3,437
6.2% 1/15/17	2,580	2,504
Healthcare Realty Trust, Inc. 5.125% 4/1/14	4,130	3,788
HRPT Properties Trust:
5.75% 11/1/15	2,925	2,650
6.65% 1/15/18	6,500	5,711
Liberty Property LP:
5.5% 12/15/16	6,665	6,021
6.375% 8/15/12	4,617	4,669
6.625% 10/1/17	6,640	6,497
Mack-Cali Realty LP:
5.05% 4/15/10	6,290	6,517
7.25% 3/15/09	4,110	4,242
Reckson Operating Partnership LP:
5.15% 1/15/11	2,790	2,777
6% 3/31/16	2,600	2,259
Simon Property Group LP:
4.6% 6/15/10	8,400	8,458
5.1% 6/15/15	15,660	14,712
5.375% 6/1/11	3,565	3,564
5.45% 3/15/13	8,720	8,678
5.75% 5/1/12	4,015	4,057
7.75% 1/20/11	2,250	2,427
Tanger Properties LP 6.15% 11/15/15	17,300	17,983
UDR, Inc. 5.5% 4/1/14	10,720	10,200
United Dominion Realty Trust, Inc. 5.25% 1/15/15	3,645	3,415
Washington (REIT) 5.95% 6/15/11	10,660	10,991
		286,415
Real Estate Management & Development - 0.3%
ERP Operating LP:
5.5% 10/1/12	5,765	5,698
5.75% 6/15/17	7,055	6,339
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Post Apartment Homes LP 6.3% 6/1/13	$ 11,550	$ 11,383
Regency Centers LP 6.75% 1/15/12	12,435	12,721
		36,141
Thrifts & Mortgage Finance - 0.2%
Capmark Financial Group, Inc. 6.3% 5/10/17 (c)	5,570	3,645
Washington Mutual, Inc.:
4.625% 4/1/14	8,680	7,169
5.3906% 9/17/12 (h)	15,415	12,875
		23,689
TOTAL FINANCIALS		1,023,080
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
AstraZeneca PLC:
5.9% 9/15/17	16,795	18,048
6.45% 9/15/37	16,771	18,026
		36,074
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.2%
Bombardier, Inc. 6.3% 5/1/14 (c)	18,035	17,133
Airlines - 1.4%
American Airlines, Inc. pass thru trust certificates:
7.324% 4/15/11	13,531	13,193
7.858% 4/1/13	26,059	26,474
Continental Airlines, Inc. pass thru trust certificates 6.545% 8/2/20	4,121	3,977
Delta Air Lines, Inc. pass thru trust certificates:
6.821% 8/10/22 (c)	14,597	14,458
7.57% 11/18/10	21,770	21,842
U.S. Airways pass thru trust certificates:
6.85% 7/30/19	6,914	6,257
8.36% 7/20/20	21,289	22,034
United Air Lines, Inc. pass-thru certificates Class 1A, 6.636% 7/2/22	14,597	13,758
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	2,840	2,851
6.602% 9/1/13	5,032	4,988
7.032% 4/1/12	3,807	3,807
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates: - continued
7.186% 10/1/12	$ 9,437	$ 9,408
7.811% 4/1/11	4,909	5,793
		148,840
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	12,745	12,303
Industrial Conglomerates - 0.3%
General Electric Co. 5.25% 12/6/17	31,575	31,690
Road & Rail - 0.0%
Canadian National Railway Co. 5.85% 11/15/17	4,690	4,919
Canadian Pacific Railway Co. 5.95% 5/15/37	990	839
		5,758
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (h)	6,338	5,769
TOTAL INDUSTRIALS		221,493
INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Instruments - 0.1%
Tyco Electronics Group SA:
6.55% 10/1/17 (c)	8,770	9,195
7.125% 10/1/37 (c)	4,405	4,580
		13,775
Semiconductors & Semiconductor Equipment - 0.3%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	9,825	9,996
6.375% 8/3/15	10,650	10,752
National Semiconductor Corp. 6.15% 6/15/12	7,260	7,689
		28,437
TOTAL INFORMATION TECHNOLOGY		42,212
MATERIALS - 0.1%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	8,975	9,620
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - 0.0%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	$ 3,460	$ 3,778
TOTAL MATERIALS		13,398
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
6.3% 1/15/38	10,189	10,038
6.8% 5/15/36	17,617	18,432
BellSouth Capital Funding Corp. 7.875% 2/15/30	12,752	14,443
Deutsche Telekom International Finance BV 5.25% 7/22/13	11,230	11,578
Embarq Corp. 7.082% 6/1/16	17,205	17,130
KT Corp. 5.875% 6/24/14 (c)	7,455	7,345
Sprint Capital Corp.:
6.875% 11/15/28	8,095	5,747
8.75% 3/15/32	480	374
Telecom Italia Capital SA:
4.95% 9/30/14	11,250	10,698
5.25% 10/1/15	12,725	12,165
7.2% 7/18/36	2,550	2,641
Telefonica Emisiones SAU:
6.221% 7/3/17	11,230	11,664
7.045% 6/20/36	5,850	6,290
Verizon Communications, Inc. 6.4% 2/15/38	10,172	10,170
		138,715
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. 6% 12/1/16	23,971	20,136
Vodafone Group PLC:
5% 12/16/13	7,380	7,382
5.625% 2/27/17	35,292	35,156
		62,674
TOTAL TELECOMMUNICATION SERVICES		201,389
UTILITIES - 3.7%
Electric Utilities - 1.9%
AmerenUE 6.4% 6/15/17	18,252	19,390
Cleveland Electric Illuminating Co. 5.65% 12/15/13	11,490	11,634
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Commonwealth Edison Co. 5.4% 12/15/11	$ 14,943	$ 15,409
Duke Energy Carolinas LLC 6% 1/15/38	9,739	9,737
EDP Finance BV 6% 2/2/18 (c)	25,358	25,869
Enel Finance International SA:
6.25% 9/15/17 (c)	12,675	13,296
6.8% 9/15/37 (c)	13,880	14,218
Exelon Corp. 4.9% 6/15/15	27,100	26,102
Illinois Power Co. 6.125% 11/15/17 (c)	5,060	5,245
Nevada Power Co. 6.5% 5/15/18	26,280	26,674
Pacific Gas & Electric Co.:
4.8% 3/1/14	2,670	2,700
5.8% 3/1/37	7,180	6,897
Pennsylvania Electric Co. 6.05% 9/1/17	10,455	10,621
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	15,620	13,624
		201,416
Gas Utilities - 0.5%
NiSource Finance Corp.:
3.6625% 11/23/09 (h)	9,874	9,530
5.4% 7/15/14	2,960	2,946
5.45% 9/15/20	10,810	9,800
6.4% 3/15/18	21,180	21,220
Southern Natural Gas Co. 5.9% 4/1/17 (c)	6,145	6,132
		49,628
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	13,400	13,604
Exelon Generation Co. LLC 5.35% 1/15/14	23,798	23,643
PPL Energy Supply LLC 6.2% 5/15/16	11,895	12,216
TXU Corp. 5.55% 11/15/14	7,555	5,968
		55,431
Multi-Utilities - 0.8%
CMS Energy Corp. 6.55% 7/17/17	13,140	13,066
Dominion Resources, Inc. 7.5% 6/30/66 (h)	12,110	11,618
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	11,895	12,341
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
National Grid PLC 6.3% 8/1/16	$ 26,485	$ 27,659
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	20,065	18,256
		82,940
TOTAL UTILITIES		389,415
TOTAL NONCONVERTIBLE BONDS (Cost $2,379,353)		2,315,249
U.S. Government and Government Agency Obligations - 13.6%

U.S. Government Agency Obligations - 1.5%
Fannie Mae 5.375% 6/12/17	29,287	31,866
Freddie Mac:
4.5% 7/15/13 (f)	50,000	52,544
5.125% 11/17/17 (b)	50,000	53,268
5.5% 8/23/17 (b)	21,400	23,487
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		161,165
U.S. Treasury Inflation Protected Obligations - 6.7%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (b)(f)	147,024	159,590
2.375% 1/15/17 (b)(e)(f)	304,817	340,539
2.375% 1/15/27 (f)	134,702	148,614
2.625% 7/15/17	51,396	58,633
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		707,376
U.S. Treasury Obligations - 5.4%
U.S. Treasury Bonds 5% 5/15/37 (f)	10,630	11,652
U.S. Treasury Notes:
2.75% 2/28/13 (d)	198,296	200,378
2.875% 1/31/13 (d)	177,414	180,508
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.5% 2/15/18	$ 26,425	$ 26,359
3.625% 12/31/12 (b)	146,675	154,204
TOTAL U.S. TREASURY OBLIGATIONS		573,101
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,366,050)		1,441,642
U.S. Government Agency - Mortgage Securities - 18.5%

Fannie Mae - 17.2%
4.5% 4/1/20 to 11/1/22	18,619	18,667
4.5% 4/1/23 (d)	6,000	5,990
5% 4/1/18 to 3/1/34	123,615	122,640
5% 3/1/38 (d)	79,000	77,831
5% 3/1/38 (d)	34,000	33,497
5% 3/1/38 (d)	188,000	185,219
5% 3/1/38 (d)	50,000	49,260
5% 3/1/38 (d)	118,000	116,255
5.5% 2/1/35 to 9/1/36 (f)	127,939	130,322
5.5% 3/1/38 (d)	150,000	150,981
5.5% 3/1/38 (d)	158,000	159,033
5.5% 3/1/38 (d)	100,000	100,654
5.5% 3/1/38 (d)	45,000	45,294
5.5% 3/1/38 (d)	55,000	55,360
5.5% 3/1/38 (d)	148,000	148,968
5.5% 3/1/38 (d)	200,000	201,308
5.638% 7/1/37 (h)	3,251	3,350
5.82% 7/1/46 (h)	33,427	34,659
6% 3/1/16 to 7/1/22	1,891	1,956
6% 3/1/38 (d)	9,000	9,199
6.03% 4/1/36 (h)	2,374	2,461
6.158% 4/1/36 (h)	6,209	6,438
6.224% 6/1/36 (h)	947	971
6.307% 4/1/36 (h)	2,194	2,275
6.5% 3/1/38 (d)	50,000	51,800
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.5% 3/1/38 (d)	$ 50,000	$ 51,800
6.5% 3/1/38 (d)	56,000	58,017
TOTAL FANNIE MAE		1,824,205
Freddie Mac - 0.3%
4.765% 7/1/35 (h)	9,448	9,681
5.762% 10/1/35 (h)	1,661	1,713
5.848% 6/1/36 (h)	2,736	2,826
6.027% 6/1/36 (h)	2,647	2,733
6.03% 7/1/37 (h)	14,015	14,407
6.093% 4/1/36 (h)	4,200	4,346
6.1% 6/1/36 (h)	2,482	2,567
TOTAL FREDDIE MAC		38,273
Government National Mortgage Association - 1.0%
5.5% 3/20/38 (d)	105,000	107,393
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,966,773)		1,969,871
Asset-Backed Securities - 1.2%

Advanta Business Card Master Trust Series 2007-D1 Class D, 4.5138% 1/22/13 (c)(h)	10,400	8,822
Airspeed Ltd. Series 2007-1A Class C1, 5.6213% 6/15/32 (c)(h)	11,646	9,201
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (c)	5,880	5,477
Capital Auto Receivables Asset Trust:
Series 2006-1 Class D, 7.16% 1/15/13 (c)	4,195	4,223
Series 2006-SN1A Class D, 6.15% 4/20/11 (c)	2,730	2,703
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 5.135% 8/25/36 (c)(h)	1,449	107
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (c)	2,459	25
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	5,545	4,824
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	5,810	4,727
Series 2006-C Class D, 6.89% 5/15/13 (c)	4,115	3,977
Series 2007-A Class D, 7.05% 12/15/13 (c)	2,335	2,110
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (c)	$ 6,092	$ 5,896
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (c)(h)	1,074	644
Merna Reinsurance Ltd. Series 2007-1 Class B, 6.58% 6/30/12 (c)(h)	17,200	16,712
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 5.635% 3/25/36 (c)(h)	4,513	299
Wachovia Auto Loan Owner Trust Series 2006-2A:
Class A4, 5.23% 3/20/12 (c)	50,000	50,929
Class E, 7.05% 5/20/14 (c)	6,660	5,409
WaMu Asset-Backed Certificates Series 2006-HE5 Class B2, 5.635% 10/25/36 (c)(h)	6,417	447
TOTAL ASSET-BACKED SECURITIES (Cost $145,777)		126,532
Collateralized Mortgage Obligations - 3.7%

Private Sponsor - 1.5%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6984% 4/10/49	1,775	1,334
Class C, 5.6984% 4/10/49	4,735	3,447
Class D, 5.6984% 4/10/49	2,370	1,625
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 4.4036% 11/25/33 (h)	4,689	4,442
Series 2004-A Class 2A1, 3.5401% 2/25/34 (h)	2,801	2,755
Series 2004-D Class 2A1, 3.6156% 5/25/34 (h)	1,404	1,378
Series 2005-H:
Class 1A1, 4.9149% 9/25/35 (h)	1,436	1,370
Class 2A2, 4.8026% 9/25/35 (h)	1,593	1,547
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (h)(j)	76,207	7,430
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3545% 2/25/37 (h)	937	932
Class 5A1, 4.1695% 2/25/37 (h)	7,566	7,442
Series 2007-A2:
Class 2A1, 4.2363% 7/25/37 (h)	4,248	4,194
Class 3A1, 4.5583% 7/25/37 (h)	7,643	7,615
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6214% 11/25/34 (h)	4,066	4,019
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
GMAC Mortgage Loan Trust Series 2005-AR6 Class 3A1, 5.298% 11/19/35 (h)	$ 9,006	$ 8,854
JPMorgan Mortgage Trust:
Series 2006-A4 Class 1A1, 5.8178% 6/25/36 (h)	1,488	1,492
Series 2007-A1 Class 3A2, 5.0039% 7/25/35 (h)	4,255	4,215
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.9019% 10/25/35 (h)	9,200	9,000
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B6, 6.015% 7/10/35 (c)(h)	4,193	4,355
Series 2003-CB1:
Class B4, 4.815% 6/10/35 (c)(h)	3,989	3,617
Class B5, 5.415% 6/10/35 (c)(h)	2,723	2,436
Class B6, 5.915% 6/10/35 (c)(h)	1,616	1,389
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 5.635% 12/25/36 (c)(h)	4,593	381
WaMu Mortgage pass-thru certificates:
Series 2004-AR7 Class A6, 3.9391% 7/25/34 (h)	2,108	2,119
Series 2005-AR14 Class 1A1, 5.0551% 12/25/35 (h)	15,697	15,553
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR12 Class 2A6, 4.334% 7/25/35 (h)	6,057	5,970
Series 2005-AR3 Class 2A1, 4.2009% 3/25/35 (h)	2,449	2,447
Series 2006-AR8 Class 3A1, 5.2377% 4/25/36 (h)	53,153	52,846
TOTAL PRIVATE SPONSOR		164,204
U.S. Government Agency - 2.2%
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2630 Class KS, 4% 1/15/17 (f)	22,130	22,199
Series 3079 Class MB, 5% 10/15/28	30,807	31,646
Series 3082 Class PG, 5% 10/15/29	50,300	51,651
Series 3118 Class QB, 5% 2/15/29	33,731	34,620
Series 3258 Class PM, 5.5% 12/15/36	89,642	92,718
TOTAL U.S. GOVERNMENT AGENCY		232,834
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $397,752)		397,038
Commercial Mortgage Securities - 1.4%
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater:
Series 2007-2A:
Class A1, 3.405% 7/25/37 (c)(h)	$ 2,338	$ 2,140
Class A2, 3.455% 7/25/37 (c)(h)	2,190	1,961
Class B1, 4.735% 7/25/37 (c)(h)	647	451
Class B2, 5.385% 7/25/37 (c)(h)	563	353
Class B3, 6.485% 7/25/37 (c)(h)	632	405
Class M1, 3.505% 7/25/37 (c)(h)	735	591
Class M2, 3.545% 7/25/37 (c)(h)	372	293
Class M3, 3.625% 7/25/37 (c)(h)	377	291
Class M4, 3.785% 7/25/37 (c)(h)	806	647
Class M5, 3.885% 7/25/37 (c)(h)	711	555
Class M6, 4.135% 7/25/37 (c)(h)	907	688
Series 2007-3:
Class B1, 4.085% 7/25/37 (c)(h)	613	419
Class B2, 4.735% 7/25/37 (c)(h)	1,604	1,043
Class B3, 7.135% 7/25/37 (c)(h)	820	506
Class M1, 3.445% 7/25/37 (c)(h)	532	399
Class M2, 3.475% 7/25/37 (c)(h)	568	414
Class M3, 3.505% 7/25/37 (c)(h)	928	918
Class M4, 3.635% 7/25/37 (c)(h)	1,464	1,442
Class M5, 3.735% 7/25/37 (c)(h)	730	547
Class M6, 3.935% 7/25/37 (c)(h)	554	360
Bear Stearns Commercial Mortgage Securities Trust Series 2007-T28 Class A1, 5.422% 9/11/42	5,812	5,743
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (c)	9,742	9,173
Citigroup Commercial Mortgage Trust:
Series 2007-C6 Class A4, 5.8887% 12/10/49 (h)	15,000	14,405
Series 2007-FL3A Class A2, 3.2613% 4/15/22 (c)(h)	8,398	8,255
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.949% 1/15/37 (c)(h)(j)	170,220	3,405
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	8,382	8,461
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.8335% 12/10/41 (h)(j)	14,127	244
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class D, 4.91% 3/1/20 (c)(h)	9,955	9,458
Class H, 5.19% 3/1/20 (c)(h)	960	869
Class J, 5.39% 3/1/20 (c)(h)	1,375	1,238
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)	$ 18,365	$ 16,885
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.936% 7/15/44 (h)	18,248	17,816
Merrill Lynch-CFC Commercial Mortgage Trust Series 2007-7 Class B, 5.75% 6/25/50	2,790	2,040
Morgan Stanley Capital I Trust sequential payer Series 2007-HQ11 Class A31, 5.439% 2/20/44 (h)	17,270	16,598
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2007-C31:
Class A1, 5.14% 4/15/47	4,062	4,010
Class A4, 5.509% 4/15/47	5,752	5,418
Series 2007-C31 Class C, 5.8818% 4/15/47 (h)	8,950	6,481
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $155,954)		144,922
Municipal Securities - 0.3%

California Gen. Oblig. 5% 9/1/35	27,300	25,597
Chicago Board of Ed. Series A, 5.5% 12/1/30 (AMBAC Insured)	5,000	5,025
TOTAL MUNICIPAL SECURITIES (Cost $34,745)		30,622
Foreign Government and Government Agency Obligations - 0.1%

Israeli State 4.625% 6/15/13 (Cost $6,668)	6,725	6,865
Supranational Obligations - 0.0%

Corporacion Andina de Fomento:
5.2% 5/21/13	1,575	1,587
6.875% 3/15/12	1,630	1,770
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,182)		3,357
Fixed-Income Funds - 47.9%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (i)	3,730,441	335,479
Fidelity 2-5 Year Duration Securitized Bond Central Fund (i)	8,820,221	821,251
Fixed-Income Funds - continued
	Shares	Value (000s)
Fidelity Corporate Bond 1-5 Year Central Fund (i)	4,531,327	$ 457,392
Fidelity Mortgage Backed Securities Central Fund (i)	22,332,229	2,241,263
Fidelity Specialized High Income Central Fund (i)	1,748,389	166,796
Fidelity Ultra-Short Central Fund (i)	12,427,417	1,066,148
TOTAL FIXED-INCOME FUNDS (Cost $5,357,456)		5,088,329
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (h) (Cost $15,235)	$ 15,235	13,444
Cash Equivalents - 16.9%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 3.18%, dated 2/29/08 due 3/3/08:
(Collateralized by U.S. Government Obligations) #	$ 1,146,073	1,145,770
(Collateralized by U.S. Government Obligations) # (a)	647,373	647,201
TOTAL CASH EQUIVALENTS (Cost $1,792,971)		1,792,971
TOTAL INVESTMENT PORTFOLIO - 125.5% (Cost $13,621,916)		13,330,842
NET OTHER ASSETS - (25.5)%		(2,708,340)
NET ASSETS - 100%		$ 10,622,502
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
900 UST 20 YR Index Contracts	June 2008	$ 106,763	$ 3,125

The face value of futures purchased as a percentage of net assets - 1%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 2,971	$ (683)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34	Oct. 2034	1,143	(300)
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.8763% 11/25/34	Dec. 2034	1,513	(689)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 6.635% 8/25/34	Sept. 2034	868	(388)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34

	August 2034	$ 1,278	$ (367)
Receive from Bank of America, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	May 2009	7,095	129
Receive from Barclays Bank upon credit event of CVS Caremark Corp., par value of the notional amount of CVS Caremark Corp. 4.875% 9/15/14, and pay quarterly notional amount multiplied by .56%	March 2013	16,900	61
Receive from Bear Stearns, Inc. upon credit event of Duke Energy Corp., par value of the notional amount of Duke Energy Corp. 6.25% 1/15/12, and pay quarterly notional amount multiplied by .60%	March 2013	13,500	120
Receive from Citibank upon credit event of American Electric Power Co., Inc., par value of the notional amount of American Electric Power Co., Inc. 5.25% 6/1/16 and pay quarterly notional amount multiplied by .59%	March 2013	13,500	126
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	3,800	70
Receive from Citibank upon credit event of Caterpillar Financial Services Corp., par value of the notional amount of Caterpillar Financial Services Corp. 5.5% 3/15/16, and pay quarterly notional amount multiplied by .65%	March 2013	10,200	(32)
Receive from Citibank upon credit event of Consolidated Edison Co. of New York, par value of the notional amount of Consolidated Edison Co. of New York 8.125% 5/1/10, and pay quarterly notional amount multiplied by .58%	March 2013	13,500	133
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Citibank upon credit event of John Deere Capital Corp., par value of the notional amount of John Deere Capital Corp. 6% 2/15/09, and pay quarterly notional amount multiplied by .642%	March 2013	$ 16,900	$ 10
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15 and pay quarterly notional amount multiplied by 1.38%	March 2013	13,400	346
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	6,900	311
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by 1.43%	March 2013	6,700	158
Receive from Citibank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by 1.07%	Sept. 2012	9,800	1,133
Receive from Credit Suisse First Boston upon credit event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12, and pay quarterly notional amount multiplied by .44%	Sept. 2012	13,700	731
Receive from Credit Suisse First Boston upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 11/15/15, and pay quarterly notional amount multiplied by 1.5%	March 2013	10,100	209
Receive from Deutsche Bank upon credit event of Aetna, Inc., par value of the notional amount of Aetna, Inc. 6.625% 6/15/36, and pay quarterly notional amount multiplied by .33%	Sept. 2017	17,250	1,009
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Deutsche Bank upon credit event of AMBAC Assurance Corp., par value of the notional amount of AMBAC Assurance Corp. 5.90% 2/22/21, and pay quarterly notional amount multiplied by 4.15%	March 2013	$ 16,800	$ 587
Receive from Deutsche Bank upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%	March 2013	2,100	20
Receive from Deutsche Bank upon credit event of Household Finance Corp., par value of the notional amount of Household Finance Corp. 7% 5/15/12, and pay quarterly notional amount multiplied by .35%	Dec. 2012	20,000	1,729
Receive from Deutsche Bank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by 1.19%	Sept. 2012	9,800	1,088
Receive from Deutsche Bank, upon credit event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%	Sept. 2013	10,650	764
Receive from Deutsche Bank, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	June 2009	8,895	157
Receive from Goldman Sachs upon credit event of AMBAC Assurance Corp., par value of the notional amount of AMBAC Assurance Corp. 9.375% 8/1/11, and pay quarterly notional amount multiplied by 3.8%	March 2013	6,700	335
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	5,586	36
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	$ 5,586	$ 36
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.19%	March 2018	4,929	93
Receive from Goldman Sachs upon credit event of Dow Chemical Co., par value of the notional amount of Dow Chemical Co. 6% 10/1/12, and pay quarterly notional amount multiplied by .55%	Sept. 2017	13,700	451
Receive from Goldman Sachs upon credit event of Johnson & Johnson, par value of the notional amount of Johnson & Johnson 3.8% 5/15/13, and pay quarterly notional amount multiplied by .33%	March 2013	16,800	(22)
Receive from Goldman Sachs upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.07%	March 2013	5,100	16
Receive from Lehman Brothers, Inc. upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%	March 2013	2,100	20
Receive from Lehman Brothers, Inc. upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount miltiplied by 1.03%	March 2013	5,100	26
Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	5,085	(47)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive from Merrill Lynch, Inc., upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%

	Sept. 2013	$ 7,660	$ 97
Receive from Morgan Stanley, Inc. upon credit event of Caterpillar Financial Services Corp., par value of the notional amount of Caterpillar Financial Services Corp. 4.625% 6/1/15, and pay quarterly notional amount multiplied by .65%	March 2013	6,800	(21)
Receive from Morgan Stanley, Inc. upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .65%	March 2013	5,600	12
Receive from Morgan Stanley, Inc. upon credit event of iStar Financial, Inc., par value of the notional amount of iStar Financial, Inc. 6% 12/15/10, and pay quarterly notional amount multiplied by 4.4%	March 2013	13,500	1,809
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	Sept. 2037	18,700	(13,932)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	Sept. 2037	9,200	(6,854)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	Sept. 2037	25,000	(18,625)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	Sept. 2037	5,600	(4,172)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)

	Sept. 2037	$ 22,000	$ (16,390)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	Sept. 2037	8,400	(6,258)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	Sept. 2037	10,200	(7,599)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	Sept. 2037	16,700	(12,442)
Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 9/25/34	Oct. 2034	9,300	(3,888)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	3,200	(1,195)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	1,818	(196)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35

	June 2035	$ 3,200	$ (1,426)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	2,971	(1,121)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	2,971	(395)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,730	(1,463)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,971	(1,590)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	262	(222)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	387	(122)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34

	Feb. 2034	$ 173	$ (145)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	10,445	(6,619)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	2,348	(1,608)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	4,750	(2,261)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	2,971	(1,039)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	4,750	(3,950)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36	Oct. 2036	4,750	(3,206)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .31% and pay Deutsche Bank upon credit of Altria Group, Inc., par value of the notional amount of Altria Group 7% 11/4/13	June 2008	$ 61,000	$ 30
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	11,200	(59)
Receive quarterly notional amount multiplied by .65% and pay Goldman Sachs upon credit event of AMBAC Financial Group, Inc., par value of the notional amount of AMBAC Financial Group, Inc. 9.375% 8/1/11	March 2013	5,700	(209)
Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12	June 2012	10,500	(461)
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	10,505	(435)
Receive quarterly notional amount multiplied by .97% and pay Citibank upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12	Dec. 2012	6,900	(324)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12	March 2013	13,500	(175)
		$ 648,611	$ (109,078)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $581,771,000 or 5.5% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,817,000.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $88,572,000.
(g) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,145,770,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 46,659
Banc of America Securities LLC	74,622
Bank of America, NA	111,981
Barclays Capital, Inc.	558,260
ING Financial Markets LLC	116,287
J.P. Morgan Securities, Inc.	37,327
Societe Generale, New York Branch	97,984
UBS Securities LLC	93,318
WestLB AG	9,332
$ 1,145,770
$647,201,000 due 3/03/08 at 3.18%
Banc of America Securities LLC	$ 368,669
Bank of America, NA	230,418
Barclays Capital, Inc.	48,114
$ 647,201
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 14,768
Fidelity 2-5 Year Duration Securitized Bond Central Fund	27,477
Fidelity Corporate Bond 1-5 Year Central Fund	13,899
Fidelity Mortgage Backed Securities Central Fund	60,609
Fidelity Specialized High Income Central Fund	5,846
Fidelity Ultra-Short Central Fund	43,347
Total	$ 165,946
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 684,797	$ 14,768	$ 333,205	$ 335,479	17.2%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	1,079,607	27,477	244,261	821,251	24.9%
Fidelity Corporate Bond 1-5 Year Central Fund	633,792	13,899	199,771	457,392	67.9%
Fidelity Mortgage Backed Securities Central Fund	2,282,321	60,609	150,150	2,241,263	24.7%
Fidelity Specialized High Income Central Fund	153,954	15,854	-	166,796	46.4%
Fidelity Ultra-Short Central Fund	2,327,141	317,546	1,425,472	1,066,148	15.3%
Total	$ 7,161,612	$ 450,153	$ 2,352,859	$ 5,088,329
Income Tax Information
At August 31, 2007, the fund had a capital loss carryforward of approximately $107,051,000 all of which will expire on August 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $633,913 and repurchase agreements of $1,792,971) - See accompanying schedule: Unaffiliated issuers (cost $8,264,460)	$ 8,242,513
Fidelity Central Funds (cost $5,357,456)	5,088,329
Total Investments (cost $13,621,916)		$ 13,330,842
Receivable for investments sold		202,916
Receivable for swap agreements		166
Receivable for fund shares sold		8,006
Interest receivable		50,808
Distributions receivable from Fidelity Central Funds		21,192
Receivable for daily variation on futures contracts		1,800
Other receivables		100
Total assets		13,615,830

Liabilities
Payable to custodian bank	$ 260
Payable for investments purchased Regular delivery	221,818
Delayed delivery	1,999,286
Payable for fund shares redeemed	10,447
Distributions payable	1,054
Swap agreements, at value	109,078
Accrued management fee	2,782
Distribution fees payable	52
Other affiliated payables	1,209
Other payables and accrued expenses	141
Collateral on securities loaned, at value	647,201
Total liabilities		2,993,328

Net Assets		$ 10,622,502
Net Assets consist of:
Paid in capital		$ 11,033,702
Undistributed net investment income		13,450
Accumulated undistributed net realized gain (loss) on investments		(51,740)
Net unrealized appreciation (depreciation) on investments		(372,910)
Net Assets		$ 10,622,502

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($88,749 ÷ 12,373 shares)	$ 7.17

Maximum offering price per share (100/96.00 of $7.17)	$ 7.47
Class T: Net Asset Value and redemption price per share ($63,059 ÷ 8,788 shares)	$ 7.18

Maximum offering price per share (100/96.00 of $7.18)	$ 7.48
Class B: Net Asset Value and offering price per share ($10,332 ÷ 1,439 shares)A	$ 7.18

Class C: Net Asset Value and offering price per share ($15,165 ÷ 2,112 shares)A	$ 7.18

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($10,404,789 ÷ 1,449,768 shares)	$ 7.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($40,408 ÷ 5,626 shares)	$ 7.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 29, 2008 (Unaudited)

Investment Income
Dividends		$ 483
Interest		147,541
Income from Fidelity Central Funds		165,946
Total income		313,970

Expenses
Management fee	$ 18,210
Transfer agent fees	5,877
Distribution fees	314
Fund wide operations fee	1,989
Independent trustees' compensation	24
Miscellaneous	14
Total expenses before reductions	26,428
Expense reductions	(405)	26,023
Net investment income		287,947
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	170,483
Fidelity Central Funds	(130,692)
Futures contracts	2,276
Swap agreements	49,827
Total net realized gain (loss)		91,894
Change in net unrealized appreciation (depreciation) on: Investment securities	(20,276)
Futures contracts	3,125
Swap agreements	(71,445)
Total change in net unrealized appreciation (depreciation)		(88,596)
Net gain (loss)		3,298
Net increase (decrease) in net assets resulting from operations		$ 291,245

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 287,947	$ 582,580
Net realized gain (loss)	91,894	(10,903)
Change in net unrealized appreciation (depreciation)	(88,596)	(265,820)
Net increase (decrease) in net assets resulting from operations	291,245	305,857
Distributions to shareholders from net investment income	(284,139)	(577,055)
Distributions to shareholders from net realized gain	(11,157)	(14,688)
Total distributions	(295,296)	(591,743)
Share transactions - net increase (decrease)	(1,326,147)	1,944,823
Total increase (decrease) in net assets	(1,330,198)	1,658,937

Net Assets
Beginning of period	11,952,700	10,293,763
End of period (including undistributed net investment income of $13,450 and undistributed net investment income of $9,642, respectively)	$ 10,622,502	$ 11,952,700

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 H	2006 L	2005 L	2004 L	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.18	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.167	.353	.118	.298	.237	.224	.186
Net realized and unrealized gain (loss)	(.006) N	(.161)	.092	(.206)	.131	(.095)	.326
Total from investment operations	.161	.192	.210	.092	.368	.129	.512
Distributions from net investment income	(.164)	(.352)	(.100)	(.282)	(.238)	(.229)	(.172)
Distributions from net realized gain	(.007)	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.171)	(.362)	(.100)	(.352)	(.338)	(.359)	(.292)
Net asset value, end of period	$ 7.17	$ 7.18	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70
Total Return B, C, D	2.26%	2.61%	2.92%	1.23%	5.03%	1.68%	6.98%
Ratios to Average Net Assets F, J
Expenses before reductions	.80% A	.75%	.71% A	.71%	.83%	.83%	.79% A
Expenses net of fee waivers, if any	.80% A	.75%	.71% A	.71%	.83%	.83%	.79% A
Expenses net of all reductions	.80% A	.74%	.71% A	.71%	.83%	.83%	.79% A
Net investment income	4.66% A	4.83%	4.86% A	4.04%	3.17%	2.96%	3.73% A
Supplemental Data
Net assets, end of period (in millions)	$ 89	$ 79	$ 46	$ 37	$ 31	$ 22	$ 8
Portfolio turnover rate G	265% A	181% M	206% A, K	145%	227%	238%	276%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the period ended April 30. M Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. N The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 H	2006 L	2005 L	2004 L	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.18	$ 7.35	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.167	.350	.116	.290	.230	.214	.180
Net realized and unrealized gain (loss)	.005	(.163)	.091	(.216)	.141	(.094)	.324
Total from investment operations	.172	.187	.207	.074	.371	.120	.504
Distributions from net investment income	(.165)	(.347)	(.097)	(.274)	(.231)	(.220)	(.164)
Distributions from net realized gain	(.007)	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.172)	(.357)	(.097)	(.344)	(.331)	(.350)	(.284)
Net asset value, end of period	$ 7.18	$ 7.18	$ 7.35	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	2.41%	2.54%	2.89%	.98%	5.07%	1.56%	6.87%
Ratios to Average Net Assets F, J
Expenses before reductions	.80% A	.80%	.82% A	.83%	.93%	.96%	.97% A
Expenses net of fee waivers, if any	.80% A	.80%	.82% A	.83%	.93%	.95%	.95% A
Expenses net of all reductions	.79% A	.79%	.81% A	.83%	.93%	.95%	.95% A
Net investment income	4.67% A	4.77%	4.76% A	3.92%	3.07%	2.84%	3.57% A
Supplemental Data
Net assets, end of period (in millions)	$ 63	$ 68	$ 59	$ 57	$ 48	$ 30	$ 10
Portfolio turnover rate G	265% A	181% M	206% A, K	145%	227%	238%	276%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the period ended April 30. M Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 H	2006 L	2005 L	2004 L	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.142	.299	.099	.239	.180	.166	.147
Net realized and unrealized gain (loss)	(.006) N	(.164)	.102	(.216)	.140	(.095)	.322
Total from investment operations	.136	.135	.201	.023	.320	.071	.469
Distributions from net investment income	(.139)	(.295)	(.081)	(.223)	(.180)	(.171)	(.129)
Distributions from net realized gain	(.007)	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.146)	(.305)	(.081)	(.293)	(.280)	(.301)	(.249)
Net asset value, end of period	$ 7.18	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	1.90%	1.83%	2.79%	.28%	4.37%	.90%	6.39%
Ratios to Average Net Assets F, J
Expenses before reductions	1.51% A	1.50%	1.50% A	1.51%	1.64%	1.63%	1.60% A
Expenses net of fee waivers, if any	1.51% A	1.50%	1.50% A	1.51%	1.60%	1.60%	1.60% A
Expenses net of all reductions	1.51% A	1.50%	1.50% A	1.51%	1.59%	1.60%	1.60% A
Net investment income	3.95% A	4.07%	4.07% A	3.24%	2.40%	2.19%	2.92% A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 10	$ 9	$ 9	$ 9	$ 9	$ 8
Portfolio turnover rate G	265% A	181% M	206% A, K	145%	227%	238%	276%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the period ended April 30. M Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. N The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 H	2006 L	2005 L	2004 L	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.140	.294	.097	.233	.176	.161	.145
Net realized and unrealized gain (loss)	(.006) N	(.163)	.102	(.216)	.140	(.095)	.322
Total from investment operations	.134	.131	.199	.017	.316	.066	.467
Distributions from net investment income	(.137)	(.291)	(.079)	(.217)	(.176)	(.166)	(.127)
Distributions from net realized gain	(.007)	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.144)	(.301)	(.079)	(.287)	(.276)	(.296)	(.247)
Net asset value, end of period	$ 7.18	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	1.88%	1.77%	2.76%	.20%	4.30%	.84%	6.35%
Ratios to Average Net Assets F, J
Expenses before reductions	1.56% A	1.55%	1.58% A	1.60%	1.67%	1.66%	1.64% A
Expenses net of fee waivers, if any	1.56% A	1.55%	1.58% A	1.60%	1.66%	1.66%	1.64% A
Expenses net of all reductions	1.55% A	1.55%	1.58% A	1.60%	1.66%	1.66%	1.64% A
Net investment income	3.90% A	4.02%	3.99% A	3.15%	2.34%	2.13%	2.88% A
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 17	$ 10	$ 9	$ 7	$ 7	$ 6
Portfolio turnover rate G	265% A	181% M	206% A, K	145%	227%	238%	276%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the period ended April 30. M Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. N The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investment Grade Bond

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 G	2006 J	2005 J	2004 J	2003 J
Selected Per-Share Data
Net asset value, beginning of period	$ 7.19	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70	$ 7.33
Income from Investment Operations
Net investment income D	.180	.376	.124	.317	.254	.240	.290
Net realized and unrealized gain (loss)	(.006) L	(.153)	.092	(.206)	.130	(.095)	.483
Total from investment operations	.174	.223	.216	.111	.384	.145	.773
Distributions from net investment income	(.177)	(.373)	(.106)	(.301)	(.254)	(.245)	(.283)
Distributions from net realized gain	(.007)	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.184)	(.383)	(.106)	(.371)	(.354)	(.375)	(.403)
Net asset value, end of period	$ 7.18	$ 7.19	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70
Total Return B, C	2.44%	3.05%	3.01%	1.48%	5.26%	1.89%	10.82%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.45% A	.46%	.61%	.63%	.66%
Expenses net of fee waivers, if any	.45% A	.45%	.45% A	.46%	.61%	.63%	.66%
Expenses net of all reductions	.45% A	.44%	.45% A	.46%	.61%	.63%	.66%
Net investment income	5.01% A	5.13%	5.12% A	4.29%	3.39%	3.16%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$ 10,405	$ 11,739	$ 10,141	$ 8,018	$ 6,721	$ 5,735	$ 5,274
Portfolio turnover rate F	265% A	181% K	206% A, I	145%	227%	238%	276%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended April 30. K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. L The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 G	2006 K	2005 K	2004 K	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.19	$ 7.36	$ 7.25	$ 7.51	$ 7.48	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income D	.178	.374	.124	.313	.254	.233	.202
Net realized and unrealized gain (loss)	(.006) M	(.163)	.091	(.205)	.129	(.078)	.321
Total from investment operations	.172	.211	.215	.108	.383	.155	.523
Distributions from net investment income	(.175)	(.371)	(.105)	(.298)	(.253)	(.245)	(.183)
Distributions from net realized gain	(.007)	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.182)	(.381)	(.105)	(.368)	(.353)	(.375)	(.303)
Net asset value, end of period	$ 7.18	$ 7.19	$ 7.36	$ 7.25	$ 7.51	$ 7.48	$ 7.70
Total Return B, C	2.41%	2.88%	2.99%	1.44%	5.24%	2.04%	7.14%
Ratios to Average Net Assets E, I
Expenses before reductions	.50% A	.48%	.49% A	.50%	.59%	.64%	.56% A
Expenses net of fee waivers, if any	.50% A	.48%	.49% A	.50%	.59%	.64%	.56% A
Expenses net of all reductions	.49% A	.47%	.49% A	.50%	.59%	.64%	.56% A
Net investment income	4.97% A	5.10%	5.07% A	4.25%	3.40%	3.15%	3.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,408	$ 41,276	$ 29,386	$ 25,776	$ 16,084	$ 2,840	$ 275
Portfolio turnover rate F	265% A	181% L	206% A, J	145%	227%	238%	276%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. H For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended April 30. L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. M The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Investment Grade Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

The Central Funds may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 146,479
Unrealized depreciation	(433,873)
Net unrealized appreciation (depreciation)	$ (287,394)
Cost for federal income tax purposes	$ 13,618,236

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Repurchase Agreements - continued

institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is

Semiannual Report

4. Operating Policies - continued

Futures Contracts - continued

shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities, realizing a gain or loss, and simultaneously agrees to repurchase substantially similar securities at a future date. In addition, the Fund may enter into reverse dollar rolls in which the Fund purchases and simultaneously agrees to sell substantially similar securities at a future date. During the period between the sale and repurchase in a dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments of the Fund. During the period between the purchase and subsequent sale in a reverse dollar roll transaction the Fund is entitled to interest and principal payments on the securities purchased. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,175,154 and $2,817,606, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was ..32% of the Fund's average net assets.

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement

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6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 105	$ 9
Class T	0%	.25%	84	-
Class B	.65%	.25%	44	32
Class C	.75%	.25%	81	8
			$ 314	$ 49

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8
Class T	1
Class B*	12
Class C*	2
$ 23

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund except for Investment Grade Bond shares. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the sub-transfer agent for Investment Grade Bond shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 84.20
Class T	65.20
Class B	12.25
Class C	16.20
Investment Grade Bond	5,671.10
Institutional Class	29.15
	$ 5,877

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $1,086.

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $31. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3
Class T	3
Investment Grade Bond	366
Institutional Class	2
$ 374

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 12% and 13%, respectively, of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 43% of the total outstanding shares of the Fund.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2008	Year ended August 31, 2007
From net investment income
Class A	$ 1,919	$ 3,068
Class T	1,532	3,063
Class B	190	397
Class C	308	572
Investment Grade Bond	279,208	568,231
Institutional Class	982	1,724
Total	$ 284,139	$ 577,055
From net realized gain
Class A	$ 82	$ 77
Class T	64	85
Class B	9	13
Class C	15	16
Investment Grade Bond	10,947	14,456
Institutional Class	40	41
Total	$ 11,157	$ 14,688

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2008	Year ended August 31, 2007	Six months ended February 29, 2008	Year ended August 31, 2007
Class A
Shares sold	3,824	7,301	$ 27,603	$ 53,656
Reinvestment of distributions	266	414	1,916	3,036
Shares redeemed	(2,659)	(2,974)	(19,141)	(21,797)
Net increase (decrease)	1,431	4,741	$ 10,378	$ 34,895
Class T
Shares sold	1,937	4,101	$ 13,961	$ 30,149
Reinvestment of distributions	216	423	1,560	3,102
Shares redeemed	(2,784)	(3,090)	(20,035)	(22,619)
Net increase (decrease)	(631)	1,434	$ (4,514)	$ 10,632
Class B
Shares sold	310	407	$ 2,256	$ 2,988
Reinvestment of distributions	21	43	148	314
Shares redeemed	(263)	(365)	(1,899)	(2,676)
Net increase (decrease)	68	85	$ 505	$ 626
Class C
Shares sold	545	1,716	$ 3,936	$ 12,632
Reinvestment of distributions	28	54	202	397
Shares redeemed	(798)	(791)	(5,750)	(5,778)
Net increase (decrease)	(225)	979	$ (1,612)	$ 7,251
Investment Grade Bond
Shares sold	123,978	397,704	$ 895,136	$ 2,923,221
Reinvestment of distributions	39,135	77,325	281,945	567,650
Shares redeemed	(347,009)	(220,217)	(2,507,174)	(1,612,267)
Net increase (decrease)	(183,896)	254,812	$ (1,330,093)	$ 1,878,604
Institutional Class
Shares sold	1,601	3,197	$ 11,559	$ 23,420
Reinvestment of distributions	108	177	781	1,297
Shares redeemed	(1,822)	(1,627)	(13,151)	(11,902)
Net increase (decrease)	(113)	1,747	$ (811)	$ 12,815

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIGB-USAN-0408
1.784859.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Investment Grade Bond
Fund - Institutional Class

Semiannual Report

February 29, 2008

Institutional Class is a
class of Fidelity® Investment
Grade Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Class A
Actual	$ 1,000.00	$ 1,022.60	$ 4.02
HypotheticalA	$ 1,000.00	$ 1,020.89	$ 4.02
Class T
Actual	$ 1,000.00	$ 1,024.10	$ 4.03
HypotheticalA	$ 1,000.00	$ 1,020.89	$ 4.02
Class B
Actual	$ 1,000.00	$ 1,019.00	$ 7.58
HypotheticalA	$ 1,000.00	$ 1,017.35	$ 7.57
Class C
Actual	$ 1,000.00	$ 1,018.80	$ 7.83
HypotheticalA	$ 1,000.00	$ 1,017.11	$ 7.82
Investment Grade Bond
Actual	$ 1,000.00	$ 1,024.40	$ 2.27
HypotheticalA	$ 1,000.00	$ 1,022.63	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,024.10	$ 2.52
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.80%
Class T	.80%
Class B	1.51%
Class C	1.56%
Investment Grade Bond	.45%
Institutional Class	.50%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
U.S. Government and U.S. Government Agency Obligations 62.0%	U.S. Government and U.S. Government Agency Obligations 57.6%
AAA 15.8%	AAA 22.3%
AA 5.4%	AA 7.7%
A 7.6%	A 6.4%
BBB 16.6%	BBB 18.6%
BB and Below 4.4%	BB and Below 4.7%
Not Rated 0.5%	Not Rated 0.6%
Short-Term Investments and Net Other Assets(dagger) (12.3)%	Short-Term Investments and Net Other Assets(dagger) (17.9)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of February 29, 2008
6 months ago
Years	5.8	4.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 29, 2008
6 months ago
Years	4.6	4.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 29, 2008*		As of August 31, 2007**
	Corporate Bonds 28.1%		Corporate Bonds 26.2%
	U.S. Government and U.S. Government Agency Obligations 62.0%		U.S. Government and U.S. Government Agency Obligations 57.6%
	Asset-Backed Securities 6.8%		Asset-Backed Securities 14.5%
	CMOs and Other Mortgage Related Securities 14.8%		CMOs and Other Mortgage Related Securities 19.1%
	Municipal Bonds 0.3%		Municipal Bonds 0.3%
	Other Investments 0.3%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets(dagger) (12.3)%		Short-Term Investments and Net Other Assets(dagger) (17.9)%
* Foreign investments	8.7%	** Foreign investments	9.1%
* Futures and Swaps	0.8%	** Futures and Swaps	11.6%

(dagger)Short-term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.2%
Ford Motor Co. 7.45% 7/16/31	$ 40,245	$ 27,467
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	2,745	2,380
Media - 1.6%
AOL Time Warner, Inc. 6.75% 4/15/11	18,970	19,869
Comcast Corp. 4.95% 6/15/16	15,874	14,936
Cox Communications, Inc. 6.45% 12/1/36 (c)	21,256	20,293
Gannett Co., Inc. 3.28% 5/26/09 (h)	15,990	15,607
Liberty Media Corp.:
5.7% 5/15/13	8,500	7,565
8.25% 2/1/30	19,105	15,919
News America Holdings, Inc. 7.75% 12/1/45	6,015	6,476
News America, Inc.:
6.15% 3/1/37	6,365	6,036
6.2% 12/15/34	4,570	4,369
Time Warner Cable, Inc. 5.85% 5/1/17	28,639	28,297
Univision Communications, Inc. 3.875% 10/15/08	9,840	9,557
Viacom, Inc.:
6.125% 10/5/17	9,190	9,186
6.75% 10/5/37	8,475	8,099
		166,209
TOTAL CONSUMER DISCRETIONARY		196,056
CONSUMER STAPLES - 0.8%
Beverages - 0.3%
Diageo Capital PLC:
5.2% 1/30/13	5,710	5,924
5.75% 10/23/17	7,686	7,911
FBG Finance Ltd. 5.125% 6/15/15 (c)	11,020	10,983
		24,818
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (h)	14,340	13,604
Food Products - 0.1%
Kraft Foods, Inc. 6.875% 2/1/38	9,031	8,977
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.3%
Reynolds American, Inc.:
6.75% 6/15/17	$ 15,115	$ 15,342
7.25% 6/15/37	18,095	17,746
		33,088
TOTAL CONSUMER STAPLES		80,487
ENERGY - 1.1%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 6.75% 9/15/37 (c)	7,295	7,238
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	6,661	6,904
6.45% 9/15/36	4,160	4,214
Nakilat, Inc. 6.067% 12/31/33 (c)	23,610	20,606
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (c)	5,985	5,661
Nexen, Inc. 6.4% 5/15/37	7,730	7,480
Pemex Project Funding Master Trust 5.7238% 12/3/12 (c)(h)	11,870	11,591
Suncor Energy, Inc. 6.5% 6/15/38	10,690	10,603
Talisman Energy, Inc. yankee 6.25% 2/1/38	4,840	4,524
Texas Eastern Transmission LP 6% 9/15/17 (c)	22,035	23,099
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	4,050	4,070
Valero Energy Corp. 6.625% 6/15/37	5,740	5,655
		104,407
TOTAL ENERGY		111,645
FINANCIALS - 9.6%
Capital Markets - 2.3%
Bear Stearns Companies, Inc. 6.95% 8/10/12	21,590	21,963
BlackRock, Inc. 6.25% 9/15/17	30,000	31,643
Deutsche Bank AG London 6% 9/1/17	6,678	7,084
Goldman Sachs Group, Inc. 6.75% 10/1/37	13,400	12,511
Janus Capital Group, Inc. 5.875% 9/15/11	2,605	2,698
JPMorgan Chase Capital XVII 5.85% 8/1/35	3,865	3,301
JPMorgan Chase Capital XVIII 6.95% 8/17/36	14,000	13,238
JPMorgan Chase Capital XX 6.55% 9/29/36	82,700	74,292
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
6.85% 6/15/17	$ 5,200	$ 5,150
7.125% 5/15/15	16,430	16,820
Lehman Brothers Holdings, Inc. 6.2% 9/26/14	12,662	12,785
Morgan Stanley:
4.75% 4/1/14	9,200	8,867
4.8431% 1/9/14 (h)	40,435	36,692
		247,044
Commercial Banks - 1.9%
Bank of America NA 6% 10/15/36	28,590	27,239
Bank One Corp. 5.25% 1/30/13	13,775	14,286
BB&T Capital Trust IV 6.82% 6/12/77 (h)	1,220	1,114
Credit Suisse (Guernsey) Ltd. 5.86%	13,520	11,958
Credit Suisse First Boston 6% 2/15/18	17,850	18,215
Export-Import Bank of Korea 5.25% 2/10/14 (c)	7,225	7,420
HSBC Holdings PLC:
6.5% 5/2/36	11,470	11,015
6.5% 9/15/37	5,010	4,746
KeyCorp Capital Trust VII 5.7% 6/15/35	16,490	12,810
Korea Development Bank 5.75% 9/10/13	14,578	15,197
Standard Chartered Bank 6.4% 9/26/17 (c)	26,980	27,994
Wachovia Bank NA 5.85% 2/1/37	19,011	16,524
Wachovia Corp. 4.875% 2/15/14	1,791	1,772
Wells Fargo Bank NA:
4.75% 2/9/15	12,250	12,115
5.95% 8/26/36	16,699	16,429
		198,834
Consumer Finance - 0.5%
SLM Corp.:
3.4913% 7/26/10 (h)	56,195	48,485
4.5% 7/26/10	2,325	2,153
		50,638
Diversified Financial Services - 0.8%
Deutsche Bank AG London 5.375% 10/12/12	6,162	6,467
JPMorgan Chase & Co.:
4.875% 3/15/14	10,460	10,492
5.75% 1/2/13	2,935	3,100
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (c)	15,505	16,088
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	$ 13,035	$ 12,835
5.5% 1/15/14 (c)	8,820	9,117
TECO Finance, Inc. 7% 5/1/12 (c)	11,415	12,309
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(h)	7,500	6,813
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(h)	13,680	12,378
		89,599
Insurance - 0.9%
Assurant, Inc. 5.625% 2/15/14	8,540	8,303
Axis Capital Holdings Ltd. 5.75% 12/1/14	13,335	13,202
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(h)	22,081	20,679
Liberty Mutual Group, Inc. 6.7% 8/15/16 (c)	15,840	16,868
Lincoln National Corp. 7% 5/17/66 (h)	2,370	2,294
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(h)	18,775	19,090
Symetra Financial Corp. 6.125% 4/1/16 (c)	10,405	10,284
		90,720
Real Estate Investment Trusts - 2.7%
AMB Property LP 5.9% 8/15/13	9,635	9,742
Boston Properties, Inc. 6.25% 1/15/13	7,487	7,742
Brandywine Operating Partnership LP:
5.625% 12/15/10	19,900	18,744
5.75% 4/1/12	6,050	5,717
Camden Property Trust 5.875% 11/30/12	6,435	6,297
Colonial Properties Trust:
4.75% 2/1/10	16,177	15,985
4.8% 4/1/11	2,650	2,517
5.5% 10/1/15	12,730	10,673
6.875% 8/15/12	5,000	4,835
Colonial Realty LP 6.05% 9/1/16	9,420	8,008
Developers Diversified Realty Corp.:
4.625% 8/1/10	975	942
5% 5/3/10	6,840	6,711
5.25% 4/15/11	8,195	7,901
5.375% 10/15/12	5,485	5,141
Duke Realty LP:
5.5% 3/1/16	10,700	9,508
5.625% 8/15/11	4,860	4,783
5.95% 2/15/17	2,540	2,252
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
6.5% 1/15/18	$ 8,800	$ 8,053
Equity One, Inc.:
6% 9/15/17	6,860	6,267
6.25% 1/15/17	4,535	4,247
Federal Realty Investment Trust:
5.4% 12/1/13	4,880	4,793
6% 7/15/12	3,355	3,437
6.2% 1/15/17	2,580	2,504
Healthcare Realty Trust, Inc. 5.125% 4/1/14	4,130	3,788
HRPT Properties Trust:
5.75% 11/1/15	2,925	2,650
6.65% 1/15/18	6,500	5,711
Liberty Property LP:
5.5% 12/15/16	6,665	6,021
6.375% 8/15/12	4,617	4,669
6.625% 10/1/17	6,640	6,497
Mack-Cali Realty LP:
5.05% 4/15/10	6,290	6,517
7.25% 3/15/09	4,110	4,242
Reckson Operating Partnership LP:
5.15% 1/15/11	2,790	2,777
6% 3/31/16	2,600	2,259
Simon Property Group LP:
4.6% 6/15/10	8,400	8,458
5.1% 6/15/15	15,660	14,712
5.375% 6/1/11	3,565	3,564
5.45% 3/15/13	8,720	8,678
5.75% 5/1/12	4,015	4,057
7.75% 1/20/11	2,250	2,427
Tanger Properties LP 6.15% 11/15/15	17,300	17,983
UDR, Inc. 5.5% 4/1/14	10,720	10,200
United Dominion Realty Trust, Inc. 5.25% 1/15/15	3,645	3,415
Washington (REIT) 5.95% 6/15/11	10,660	10,991
		286,415
Real Estate Management & Development - 0.3%
ERP Operating LP:
5.5% 10/1/12	5,765	5,698
5.75% 6/15/17	7,055	6,339
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Post Apartment Homes LP 6.3% 6/1/13	$ 11,550	$ 11,383
Regency Centers LP 6.75% 1/15/12	12,435	12,721
		36,141
Thrifts & Mortgage Finance - 0.2%
Capmark Financial Group, Inc. 6.3% 5/10/17 (c)	5,570	3,645
Washington Mutual, Inc.:
4.625% 4/1/14	8,680	7,169
5.3906% 9/17/12 (h)	15,415	12,875
		23,689
TOTAL FINANCIALS		1,023,080
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
AstraZeneca PLC:
5.9% 9/15/17	16,795	18,048
6.45% 9/15/37	16,771	18,026
		36,074
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.2%
Bombardier, Inc. 6.3% 5/1/14 (c)	18,035	17,133
Airlines - 1.4%
American Airlines, Inc. pass thru trust certificates:
7.324% 4/15/11	13,531	13,193
7.858% 4/1/13	26,059	26,474
Continental Airlines, Inc. pass thru trust certificates 6.545% 8/2/20	4,121	3,977
Delta Air Lines, Inc. pass thru trust certificates:
6.821% 8/10/22 (c)	14,597	14,458
7.57% 11/18/10	21,770	21,842
U.S. Airways pass thru trust certificates:
6.85% 7/30/19	6,914	6,257
8.36% 7/20/20	21,289	22,034
United Air Lines, Inc. pass-thru certificates Class 1A, 6.636% 7/2/22	14,597	13,758
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	2,840	2,851
6.602% 9/1/13	5,032	4,988
7.032% 4/1/12	3,807	3,807
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates: - continued
7.186% 10/1/12	$ 9,437	$ 9,408
7.811% 4/1/11	4,909	5,793
		148,840
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	12,745	12,303
Industrial Conglomerates - 0.3%
General Electric Co. 5.25% 12/6/17	31,575	31,690
Road & Rail - 0.0%
Canadian National Railway Co. 5.85% 11/15/17	4,690	4,919
Canadian Pacific Railway Co. 5.95% 5/15/37	990	839
		5,758
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (h)	6,338	5,769
TOTAL INDUSTRIALS		221,493
INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Instruments - 0.1%
Tyco Electronics Group SA:
6.55% 10/1/17 (c)	8,770	9,195
7.125% 10/1/37 (c)	4,405	4,580
		13,775
Semiconductors & Semiconductor Equipment - 0.3%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	9,825	9,996
6.375% 8/3/15	10,650	10,752
National Semiconductor Corp. 6.15% 6/15/12	7,260	7,689
		28,437
TOTAL INFORMATION TECHNOLOGY		42,212
MATERIALS - 0.1%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	8,975	9,620
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - 0.0%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	$ 3,460	$ 3,778
TOTAL MATERIALS		13,398
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
6.3% 1/15/38	10,189	10,038
6.8% 5/15/36	17,617	18,432
BellSouth Capital Funding Corp. 7.875% 2/15/30	12,752	14,443
Deutsche Telekom International Finance BV 5.25% 7/22/13	11,230	11,578
Embarq Corp. 7.082% 6/1/16	17,205	17,130
KT Corp. 5.875% 6/24/14 (c)	7,455	7,345
Sprint Capital Corp.:
6.875% 11/15/28	8,095	5,747
8.75% 3/15/32	480	374
Telecom Italia Capital SA:
4.95% 9/30/14	11,250	10,698
5.25% 10/1/15	12,725	12,165
7.2% 7/18/36	2,550	2,641
Telefonica Emisiones SAU:
6.221% 7/3/17	11,230	11,664
7.045% 6/20/36	5,850	6,290
Verizon Communications, Inc. 6.4% 2/15/38	10,172	10,170
		138,715
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. 6% 12/1/16	23,971	20,136
Vodafone Group PLC:
5% 12/16/13	7,380	7,382
5.625% 2/27/17	35,292	35,156
		62,674
TOTAL TELECOMMUNICATION SERVICES		201,389
UTILITIES - 3.7%
Electric Utilities - 1.9%
AmerenUE 6.4% 6/15/17	18,252	19,390
Cleveland Electric Illuminating Co. 5.65% 12/15/13	11,490	11,634
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Commonwealth Edison Co. 5.4% 12/15/11	$ 14,943	$ 15,409
Duke Energy Carolinas LLC 6% 1/15/38	9,739	9,737
EDP Finance BV 6% 2/2/18 (c)	25,358	25,869
Enel Finance International SA:
6.25% 9/15/17 (c)	12,675	13,296
6.8% 9/15/37 (c)	13,880	14,218
Exelon Corp. 4.9% 6/15/15	27,100	26,102
Illinois Power Co. 6.125% 11/15/17 (c)	5,060	5,245
Nevada Power Co. 6.5% 5/15/18	26,280	26,674
Pacific Gas & Electric Co.:
4.8% 3/1/14	2,670	2,700
5.8% 3/1/37	7,180	6,897
Pennsylvania Electric Co. 6.05% 9/1/17	10,455	10,621
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	15,620	13,624
		201,416
Gas Utilities - 0.5%
NiSource Finance Corp.:
3.6625% 11/23/09 (h)	9,874	9,530
5.4% 7/15/14	2,960	2,946
5.45% 9/15/20	10,810	9,800
6.4% 3/15/18	21,180	21,220
Southern Natural Gas Co. 5.9% 4/1/17 (c)	6,145	6,132
		49,628
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	13,400	13,604
Exelon Generation Co. LLC 5.35% 1/15/14	23,798	23,643
PPL Energy Supply LLC 6.2% 5/15/16	11,895	12,216
TXU Corp. 5.55% 11/15/14	7,555	5,968
		55,431
Multi-Utilities - 0.8%
CMS Energy Corp. 6.55% 7/17/17	13,140	13,066
Dominion Resources, Inc. 7.5% 6/30/66 (h)	12,110	11,618
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	11,895	12,341
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
National Grid PLC 6.3% 8/1/16	$ 26,485	$ 27,659
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	20,065	18,256
		82,940
TOTAL UTILITIES		389,415
TOTAL NONCONVERTIBLE BONDS (Cost $2,379,353)		2,315,249
U.S. Government and Government Agency Obligations - 13.6%

U.S. Government Agency Obligations - 1.5%
Fannie Mae 5.375% 6/12/17	29,287	31,866
Freddie Mac:
4.5% 7/15/13 (f)	50,000	52,544
5.125% 11/17/17 (b)	50,000	53,268
5.5% 8/23/17 (b)	21,400	23,487
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		161,165
U.S. Treasury Inflation Protected Obligations - 6.7%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (b)(f)	147,024	159,590
2.375% 1/15/17 (b)(e)(f)	304,817	340,539
2.375% 1/15/27 (f)	134,702	148,614
2.625% 7/15/17	51,396	58,633
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		707,376
U.S. Treasury Obligations - 5.4%
U.S. Treasury Bonds 5% 5/15/37 (f)	10,630	11,652
U.S. Treasury Notes:
2.75% 2/28/13 (d)	198,296	200,378
2.875% 1/31/13 (d)	177,414	180,508
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.5% 2/15/18	$ 26,425	$ 26,359
3.625% 12/31/12 (b)	146,675	154,204
TOTAL U.S. TREASURY OBLIGATIONS		573,101
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,366,050)		1,441,642
U.S. Government Agency - Mortgage Securities - 18.5%

Fannie Mae - 17.2%
4.5% 4/1/20 to 11/1/22	18,619	18,667
4.5% 4/1/23 (d)	6,000	5,990
5% 4/1/18 to 3/1/34	123,615	122,640
5% 3/1/38 (d)	79,000	77,831
5% 3/1/38 (d)	34,000	33,497
5% 3/1/38 (d)	188,000	185,219
5% 3/1/38 (d)	50,000	49,260
5% 3/1/38 (d)	118,000	116,255
5.5% 2/1/35 to 9/1/36 (f)	127,939	130,322
5.5% 3/1/38 (d)	150,000	150,981
5.5% 3/1/38 (d)	158,000	159,033
5.5% 3/1/38 (d)	100,000	100,654
5.5% 3/1/38 (d)	45,000	45,294
5.5% 3/1/38 (d)	55,000	55,360
5.5% 3/1/38 (d)	148,000	148,968
5.5% 3/1/38 (d)	200,000	201,308
5.638% 7/1/37 (h)	3,251	3,350
5.82% 7/1/46 (h)	33,427	34,659
6% 3/1/16 to 7/1/22	1,891	1,956
6% 3/1/38 (d)	9,000	9,199
6.03% 4/1/36 (h)	2,374	2,461
6.158% 4/1/36 (h)	6,209	6,438
6.224% 6/1/36 (h)	947	971
6.307% 4/1/36 (h)	2,194	2,275
6.5% 3/1/38 (d)	50,000	51,800
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.5% 3/1/38 (d)	$ 50,000	$ 51,800
6.5% 3/1/38 (d)	56,000	58,017
TOTAL FANNIE MAE		1,824,205
Freddie Mac - 0.3%
4.765% 7/1/35 (h)	9,448	9,681
5.762% 10/1/35 (h)	1,661	1,713
5.848% 6/1/36 (h)	2,736	2,826
6.027% 6/1/36 (h)	2,647	2,733
6.03% 7/1/37 (h)	14,015	14,407
6.093% 4/1/36 (h)	4,200	4,346
6.1% 6/1/36 (h)	2,482	2,567
TOTAL FREDDIE MAC		38,273
Government National Mortgage Association - 1.0%
5.5% 3/20/38 (d)	105,000	107,393
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,966,773)		1,969,871
Asset-Backed Securities - 1.2%

Advanta Business Card Master Trust Series 2007-D1 Class D, 4.5138% 1/22/13 (c)(h)	10,400	8,822
Airspeed Ltd. Series 2007-1A Class C1, 5.6213% 6/15/32 (c)(h)	11,646	9,201
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (c)	5,880	5,477
Capital Auto Receivables Asset Trust:
Series 2006-1 Class D, 7.16% 1/15/13 (c)	4,195	4,223
Series 2006-SN1A Class D, 6.15% 4/20/11 (c)	2,730	2,703
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 5.135% 8/25/36 (c)(h)	1,449	107
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (c)	2,459	25
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	5,545	4,824
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	5,810	4,727
Series 2006-C Class D, 6.89% 5/15/13 (c)	4,115	3,977
Series 2007-A Class D, 7.05% 12/15/13 (c)	2,335	2,110
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (c)	$ 6,092	$ 5,896
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (c)(h)	1,074	644
Merna Reinsurance Ltd. Series 2007-1 Class B, 6.58% 6/30/12 (c)(h)	17,200	16,712
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 5.635% 3/25/36 (c)(h)	4,513	299
Wachovia Auto Loan Owner Trust Series 2006-2A:
Class A4, 5.23% 3/20/12 (c)	50,000	50,929
Class E, 7.05% 5/20/14 (c)	6,660	5,409
WaMu Asset-Backed Certificates Series 2006-HE5 Class B2, 5.635% 10/25/36 (c)(h)	6,417	447
TOTAL ASSET-BACKED SECURITIES (Cost $145,777)		126,532
Collateralized Mortgage Obligations - 3.7%

Private Sponsor - 1.5%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6984% 4/10/49	1,775	1,334
Class C, 5.6984% 4/10/49	4,735	3,447
Class D, 5.6984% 4/10/49	2,370	1,625
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 4.4036% 11/25/33 (h)	4,689	4,442
Series 2004-A Class 2A1, 3.5401% 2/25/34 (h)	2,801	2,755
Series 2004-D Class 2A1, 3.6156% 5/25/34 (h)	1,404	1,378
Series 2005-H:
Class 1A1, 4.9149% 9/25/35 (h)	1,436	1,370
Class 2A2, 4.8026% 9/25/35 (h)	1,593	1,547
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (h)(j)	76,207	7,430
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3545% 2/25/37 (h)	937	932
Class 5A1, 4.1695% 2/25/37 (h)	7,566	7,442
Series 2007-A2:
Class 2A1, 4.2363% 7/25/37 (h)	4,248	4,194
Class 3A1, 4.5583% 7/25/37 (h)	7,643	7,615
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6214% 11/25/34 (h)	4,066	4,019
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
GMAC Mortgage Loan Trust Series 2005-AR6 Class 3A1, 5.298% 11/19/35 (h)	$ 9,006	$ 8,854
JPMorgan Mortgage Trust:
Series 2006-A4 Class 1A1, 5.8178% 6/25/36 (h)	1,488	1,492
Series 2007-A1 Class 3A2, 5.0039% 7/25/35 (h)	4,255	4,215
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.9019% 10/25/35 (h)	9,200	9,000
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B6, 6.015% 7/10/35 (c)(h)	4,193	4,355
Series 2003-CB1:
Class B4, 4.815% 6/10/35 (c)(h)	3,989	3,617
Class B5, 5.415% 6/10/35 (c)(h)	2,723	2,436
Class B6, 5.915% 6/10/35 (c)(h)	1,616	1,389
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 5.635% 12/25/36 (c)(h)	4,593	381
WaMu Mortgage pass-thru certificates:
Series 2004-AR7 Class A6, 3.9391% 7/25/34 (h)	2,108	2,119
Series 2005-AR14 Class 1A1, 5.0551% 12/25/35 (h)	15,697	15,553
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR12 Class 2A6, 4.334% 7/25/35 (h)	6,057	5,970
Series 2005-AR3 Class 2A1, 4.2009% 3/25/35 (h)	2,449	2,447
Series 2006-AR8 Class 3A1, 5.2377% 4/25/36 (h)	53,153	52,846
TOTAL PRIVATE SPONSOR		164,204
U.S. Government Agency - 2.2%
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2630 Class KS, 4% 1/15/17 (f)	22,130	22,199
Series 3079 Class MB, 5% 10/15/28	30,807	31,646
Series 3082 Class PG, 5% 10/15/29	50,300	51,651
Series 3118 Class QB, 5% 2/15/29	33,731	34,620
Series 3258 Class PM, 5.5% 12/15/36	89,642	92,718
TOTAL U.S. GOVERNMENT AGENCY		232,834
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $397,752)		397,038
Commercial Mortgage Securities - 1.4%
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater:
Series 2007-2A:
Class A1, 3.405% 7/25/37 (c)(h)	$ 2,338	$ 2,140
Class A2, 3.455% 7/25/37 (c)(h)	2,190	1,961
Class B1, 4.735% 7/25/37 (c)(h)	647	451
Class B2, 5.385% 7/25/37 (c)(h)	563	353
Class B3, 6.485% 7/25/37 (c)(h)	632	405
Class M1, 3.505% 7/25/37 (c)(h)	735	591
Class M2, 3.545% 7/25/37 (c)(h)	372	293
Class M3, 3.625% 7/25/37 (c)(h)	377	291
Class M4, 3.785% 7/25/37 (c)(h)	806	647
Class M5, 3.885% 7/25/37 (c)(h)	711	555
Class M6, 4.135% 7/25/37 (c)(h)	907	688
Series 2007-3:
Class B1, 4.085% 7/25/37 (c)(h)	613	419
Class B2, 4.735% 7/25/37 (c)(h)	1,604	1,043
Class B3, 7.135% 7/25/37 (c)(h)	820	506
Class M1, 3.445% 7/25/37 (c)(h)	532	399
Class M2, 3.475% 7/25/37 (c)(h)	568	414
Class M3, 3.505% 7/25/37 (c)(h)	928	918
Class M4, 3.635% 7/25/37 (c)(h)	1,464	1,442
Class M5, 3.735% 7/25/37 (c)(h)	730	547
Class M6, 3.935% 7/25/37 (c)(h)	554	360
Bear Stearns Commercial Mortgage Securities Trust Series 2007-T28 Class A1, 5.422% 9/11/42	5,812	5,743
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (c)	9,742	9,173
Citigroup Commercial Mortgage Trust:
Series 2007-C6 Class A4, 5.8887% 12/10/49 (h)	15,000	14,405
Series 2007-FL3A Class A2, 3.2613% 4/15/22 (c)(h)	8,398	8,255
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.949% 1/15/37 (c)(h)(j)	170,220	3,405
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	8,382	8,461
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.8335% 12/10/41 (h)(j)	14,127	244
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class D, 4.91% 3/1/20 (c)(h)	9,955	9,458
Class H, 5.19% 3/1/20 (c)(h)	960	869
Class J, 5.39% 3/1/20 (c)(h)	1,375	1,238
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)	$ 18,365	$ 16,885
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.936% 7/15/44 (h)	18,248	17,816
Merrill Lynch-CFC Commercial Mortgage Trust Series 2007-7 Class B, 5.75% 6/25/50	2,790	2,040
Morgan Stanley Capital I Trust sequential payer Series 2007-HQ11 Class A31, 5.439% 2/20/44 (h)	17,270	16,598
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2007-C31:
Class A1, 5.14% 4/15/47	4,062	4,010
Class A4, 5.509% 4/15/47	5,752	5,418
Series 2007-C31 Class C, 5.8818% 4/15/47 (h)	8,950	6,481
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $155,954)		144,922
Municipal Securities - 0.3%

California Gen. Oblig. 5% 9/1/35	27,300	25,597
Chicago Board of Ed. Series A, 5.5% 12/1/30 (AMBAC Insured)	5,000	5,025
TOTAL MUNICIPAL SECURITIES (Cost $34,745)		30,622
Foreign Government and Government Agency Obligations - 0.1%

Israeli State 4.625% 6/15/13 (Cost $6,668)	6,725	6,865
Supranational Obligations - 0.0%

Corporacion Andina de Fomento:
5.2% 5/21/13	1,575	1,587
6.875% 3/15/12	1,630	1,770
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,182)		3,357
Fixed-Income Funds - 47.9%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (i)	3,730,441	335,479
Fidelity 2-5 Year Duration Securitized Bond Central Fund (i)	8,820,221	821,251
Fixed-Income Funds - continued
	Shares	Value (000s)
Fidelity Corporate Bond 1-5 Year Central Fund (i)	4,531,327	$ 457,392
Fidelity Mortgage Backed Securities Central Fund (i)	22,332,229	2,241,263
Fidelity Specialized High Income Central Fund (i)	1,748,389	166,796
Fidelity Ultra-Short Central Fund (i)	12,427,417	1,066,148
TOTAL FIXED-INCOME FUNDS (Cost $5,357,456)		5,088,329
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (h) (Cost $15,235)	$ 15,235	13,444
Cash Equivalents - 16.9%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 3.18%, dated 2/29/08 due 3/3/08:
(Collateralized by U.S. Government Obligations) #	$ 1,146,073	1,145,770
(Collateralized by U.S. Government Obligations) # (a)	647,373	647,201
TOTAL CASH EQUIVALENTS (Cost $1,792,971)		1,792,971
TOTAL INVESTMENT PORTFOLIO - 125.5% (Cost $13,621,916)		13,330,842
NET OTHER ASSETS - (25.5)%		(2,708,340)
NET ASSETS - 100%		$ 10,622,502
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
900 UST 20 YR Index Contracts	June 2008	$ 106,763	$ 3,125

The face value of futures purchased as a percentage of net assets - 1%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 2,971	$ (683)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34	Oct. 2034	1,143	(300)
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.8763% 11/25/34	Dec. 2034	1,513	(689)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 6.635% 8/25/34	Sept. 2034	868	(388)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34

	August 2034	$ 1,278	$ (367)
Receive from Bank of America, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	May 2009	7,095	129
Receive from Barclays Bank upon credit event of CVS Caremark Corp., par value of the notional amount of CVS Caremark Corp. 4.875% 9/15/14, and pay quarterly notional amount multiplied by .56%	March 2013	16,900	61
Receive from Bear Stearns, Inc. upon credit event of Duke Energy Corp., par value of the notional amount of Duke Energy Corp. 6.25% 1/15/12, and pay quarterly notional amount multiplied by .60%	March 2013	13,500	120
Receive from Citibank upon credit event of American Electric Power Co., Inc., par value of the notional amount of American Electric Power Co., Inc. 5.25% 6/1/16 and pay quarterly notional amount multiplied by .59%	March 2013	13,500	126
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	3,800	70
Receive from Citibank upon credit event of Caterpillar Financial Services Corp., par value of the notional amount of Caterpillar Financial Services Corp. 5.5% 3/15/16, and pay quarterly notional amount multiplied by .65%	March 2013	10,200	(32)
Receive from Citibank upon credit event of Consolidated Edison Co. of New York, par value of the notional amount of Consolidated Edison Co. of New York 8.125% 5/1/10, and pay quarterly notional amount multiplied by .58%	March 2013	13,500	133
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Citibank upon credit event of John Deere Capital Corp., par value of the notional amount of John Deere Capital Corp. 6% 2/15/09, and pay quarterly notional amount multiplied by .642%	March 2013	$ 16,900	$ 10
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15 and pay quarterly notional amount multiplied by 1.38%	March 2013	13,400	346
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	6,900	311
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by 1.43%	March 2013	6,700	158
Receive from Citibank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by 1.07%	Sept. 2012	9,800	1,133
Receive from Credit Suisse First Boston upon credit event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12, and pay quarterly notional amount multiplied by .44%	Sept. 2012	13,700	731
Receive from Credit Suisse First Boston upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 11/15/15, and pay quarterly notional amount multiplied by 1.5%	March 2013	10,100	209
Receive from Deutsche Bank upon credit event of Aetna, Inc., par value of the notional amount of Aetna, Inc. 6.625% 6/15/36, and pay quarterly notional amount multiplied by .33%	Sept. 2017	17,250	1,009
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Deutsche Bank upon credit event of AMBAC Assurance Corp., par value of the notional amount of AMBAC Assurance Corp. 5.90% 2/22/21, and pay quarterly notional amount multiplied by 4.15%	March 2013	$ 16,800	$ 587
Receive from Deutsche Bank upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%	March 2013	2,100	20
Receive from Deutsche Bank upon credit event of Household Finance Corp., par value of the notional amount of Household Finance Corp. 7% 5/15/12, and pay quarterly notional amount multiplied by .35%	Dec. 2012	20,000	1,729
Receive from Deutsche Bank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by 1.19%	Sept. 2012	9,800	1,088
Receive from Deutsche Bank, upon credit event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%	Sept. 2013	10,650	764
Receive from Deutsche Bank, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	June 2009	8,895	157
Receive from Goldman Sachs upon credit event of AMBAC Assurance Corp., par value of the notional amount of AMBAC Assurance Corp. 9.375% 8/1/11, and pay quarterly notional amount multiplied by 3.8%	March 2013	6,700	335
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	5,586	36
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	$ 5,586	$ 36
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.19%	March 2018	4,929	93
Receive from Goldman Sachs upon credit event of Dow Chemical Co., par value of the notional amount of Dow Chemical Co. 6% 10/1/12, and pay quarterly notional amount multiplied by .55%	Sept. 2017	13,700	451
Receive from Goldman Sachs upon credit event of Johnson & Johnson, par value of the notional amount of Johnson & Johnson 3.8% 5/15/13, and pay quarterly notional amount multiplied by .33%	March 2013	16,800	(22)
Receive from Goldman Sachs upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.07%	March 2013	5,100	16
Receive from Lehman Brothers, Inc. upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%	March 2013	2,100	20
Receive from Lehman Brothers, Inc. upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount miltiplied by 1.03%	March 2013	5,100	26
Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	5,085	(47)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive from Merrill Lynch, Inc., upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%

	Sept. 2013	$ 7,660	$ 97
Receive from Morgan Stanley, Inc. upon credit event of Caterpillar Financial Services Corp., par value of the notional amount of Caterpillar Financial Services Corp. 4.625% 6/1/15, and pay quarterly notional amount multiplied by .65%	March 2013	6,800	(21)
Receive from Morgan Stanley, Inc. upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .65%	March 2013	5,600	12
Receive from Morgan Stanley, Inc. upon credit event of iStar Financial, Inc., par value of the notional amount of iStar Financial, Inc. 6% 12/15/10, and pay quarterly notional amount multiplied by 4.4%	March 2013	13,500	1,809
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	Sept. 2037	18,700	(13,932)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	Sept. 2037	9,200	(6,854)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	Sept. 2037	25,000	(18,625)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	Sept. 2037	5,600	(4,172)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)

	Sept. 2037	$ 22,000	$ (16,390)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	Sept. 2037	8,400	(6,258)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	Sept. 2037	10,200	(7,599)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	Sept. 2037	16,700	(12,442)
Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 9/25/34	Oct. 2034	9,300	(3,888)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	3,200	(1,195)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	1,818	(196)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35

	June 2035	$ 3,200	$ (1,426)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	2,971	(1,121)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	2,971	(395)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,730	(1,463)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,971	(1,590)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	262	(222)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	387	(122)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34

	Feb. 2034	$ 173	$ (145)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	10,445	(6,619)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	2,348	(1,608)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	4,750	(2,261)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	2,971	(1,039)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	4,750	(3,950)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36	Oct. 2036	4,750	(3,206)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .31% and pay Deutsche Bank upon credit of Altria Group, Inc., par value of the notional amount of Altria Group 7% 11/4/13	June 2008	$ 61,000	$ 30
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	11,200	(59)
Receive quarterly notional amount multiplied by .65% and pay Goldman Sachs upon credit event of AMBAC Financial Group, Inc., par value of the notional amount of AMBAC Financial Group, Inc. 9.375% 8/1/11	March 2013	5,700	(209)
Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12	June 2012	10,500	(461)
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	10,505	(435)
Receive quarterly notional amount multiplied by .97% and pay Citibank upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12	Dec. 2012	6,900	(324)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12	March 2013	13,500	(175)
		$ 648,611	$ (109,078)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $581,771,000 or 5.5% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,817,000.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $88,572,000.
(g) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,145,770,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 46,659
Banc of America Securities LLC	74,622
Bank of America, NA	111,981
Barclays Capital, Inc.	558,260
ING Financial Markets LLC	116,287
J.P. Morgan Securities, Inc.	37,327
Societe Generale, New York Branch	97,984
UBS Securities LLC	93,318
WestLB AG	9,332
$ 1,145,770
$647,201,000 due 3/03/08 at 3.18%
Banc of America Securities LLC	$ 368,669
Bank of America, NA	230,418
Barclays Capital, Inc.	48,114
$ 647,201
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 14,768
Fidelity 2-5 Year Duration Securitized Bond Central Fund	27,477
Fidelity Corporate Bond 1-5 Year Central Fund	13,899
Fidelity Mortgage Backed Securities Central Fund	60,609
Fidelity Specialized High Income Central Fund	5,846
Fidelity Ultra-Short Central Fund	43,347
Total	$ 165,946
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 684,797	$ 14,768	$ 333,205	$ 335,479	17.2%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	1,079,607	27,477	244,261	821,251	24.9%
Fidelity Corporate Bond 1-5 Year Central Fund	633,792	13,899	199,771	457,392	67.9%
Fidelity Mortgage Backed Securities Central Fund	2,282,321	60,609	150,150	2,241,263	24.7%
Fidelity Specialized High Income Central Fund	153,954	15,854	-	166,796	46.4%
Fidelity Ultra-Short Central Fund	2,327,141	317,546	1,425,472	1,066,148	15.3%
Total	$ 7,161,612	$ 450,153	$ 2,352,859	$ 5,088,329
Income Tax Information
At August 31, 2007, the fund had a capital loss carryforward of approximately $107,051,000 all of which will expire on August 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $633,913 and repurchase agreements of $1,792,971) - See accompanying schedule: Unaffiliated issuers (cost $8,264,460)	$ 8,242,513
Fidelity Central Funds (cost $5,357,456)	5,088,329
Total Investments (cost $13,621,916)		$ 13,330,842
Receivable for investments sold		202,916
Receivable for swap agreements		166
Receivable for fund shares sold		8,006
Interest receivable		50,808
Distributions receivable from Fidelity Central Funds		21,192
Receivable for daily variation on futures contracts		1,800
Other receivables		100
Total assets		13,615,830

Liabilities
Payable to custodian bank	$ 260
Payable for investments purchased Regular delivery	221,818
Delayed delivery	1,999,286
Payable for fund shares redeemed	10,447
Distributions payable	1,054
Swap agreements, at value	109,078
Accrued management fee	2,782
Distribution fees payable	52
Other affiliated payables	1,209
Other payables and accrued expenses	141
Collateral on securities loaned, at value	647,201
Total liabilities		2,993,328

Net Assets		$ 10,622,502
Net Assets consist of:
Paid in capital		$ 11,033,702
Undistributed net investment income		13,450
Accumulated undistributed net realized gain (loss) on investments		(51,740)
Net unrealized appreciation (depreciation) on investments		(372,910)
Net Assets		$ 10,622,502

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($88,749 ÷ 12,373 shares)	$ 7.17

Maximum offering price per share (100/96.00 of $7.17)	$ 7.47
Class T: Net Asset Value and redemption price per share ($63,059 ÷ 8,788 shares)	$ 7.18

Maximum offering price per share (100/96.00 of $7.18)	$ 7.48
Class B: Net Asset Value and offering price per share ($10,332 ÷ 1,439 shares)A	$ 7.18

Class C: Net Asset Value and offering price per share ($15,165 ÷ 2,112 shares)A	$ 7.18

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($10,404,789 ÷ 1,449,768 shares)	$ 7.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($40,408 ÷ 5,626 shares)	$ 7.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 29, 2008 (Unaudited)

Investment Income
Dividends		$ 483
Interest		147,541
Income from Fidelity Central Funds		165,946
Total income		313,970

Expenses
Management fee	$ 18,210
Transfer agent fees	5,877
Distribution fees	314
Fund wide operations fee	1,989
Independent trustees' compensation	24
Miscellaneous	14
Total expenses before reductions	26,428
Expense reductions	(405)	26,023
Net investment income		287,947
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	170,483
Fidelity Central Funds	(130,692)
Futures contracts	2,276
Swap agreements	49,827
Total net realized gain (loss)		91,894
Change in net unrealized appreciation (depreciation) on: Investment securities	(20,276)
Futures contracts	3,125
Swap agreements	(71,445)
Total change in net unrealized appreciation (depreciation)		(88,596)
Net gain (loss)		3,298
Net increase (decrease) in net assets resulting from operations		$ 291,245

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 287,947	$ 582,580
Net realized gain (loss)	91,894	(10,903)
Change in net unrealized appreciation (depreciation)	(88,596)	(265,820)
Net increase (decrease) in net assets resulting from operations	291,245	305,857
Distributions to shareholders from net investment income	(284,139)	(577,055)
Distributions to shareholders from net realized gain	(11,157)	(14,688)
Total distributions	(295,296)	(591,743)
Share transactions - net increase (decrease)	(1,326,147)	1,944,823
Total increase (decrease) in net assets	(1,330,198)	1,658,937

Net Assets
Beginning of period	11,952,700	10,293,763
End of period (including undistributed net investment income of $13,450 and undistributed net investment income of $9,642, respectively)	$ 10,622,502	$ 11,952,700

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 H	2006 L	2005 L	2004 L	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.18	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.167	.353	.118	.298	.237	.224	.186
Net realized and unrealized gain (loss)	(.006) N	(.161)	.092	(.206)	.131	(.095)	.326
Total from investment operations	.161	.192	.210	.092	.368	.129	.512
Distributions from net investment income	(.164)	(.352)	(.100)	(.282)	(.238)	(.229)	(.172)
Distributions from net realized gain	(.007)	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.171)	(.362)	(.100)	(.352)	(.338)	(.359)	(.292)
Net asset value, end of period	$ 7.17	$ 7.18	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70
Total Return B, C, D	2.26%	2.61%	2.92%	1.23%	5.03%	1.68%	6.98%
Ratios to Average Net Assets F, J
Expenses before reductions	.80% A	.75%	.71% A	.71%	.83%	.83%	.79% A
Expenses net of fee waivers, if any	.80% A	.75%	.71% A	.71%	.83%	.83%	.79% A
Expenses net of all reductions	.80% A	.74%	.71% A	.71%	.83%	.83%	.79% A
Net investment income	4.66% A	4.83%	4.86% A	4.04%	3.17%	2.96%	3.73% A
Supplemental Data
Net assets, end of period (in millions)	$ 89	$ 79	$ 46	$ 37	$ 31	$ 22	$ 8
Portfolio turnover rate G	265% A	181% M	206% A, K	145%	227%	238%	276%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the period ended April 30. M Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. N The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 H	2006 L	2005 L	2004 L	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.18	$ 7.35	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.167	.350	.116	.290	.230	.214	.180
Net realized and unrealized gain (loss)	.005	(.163)	.091	(.216)	.141	(.094)	.324
Total from investment operations	.172	.187	.207	.074	.371	.120	.504
Distributions from net investment income	(.165)	(.347)	(.097)	(.274)	(.231)	(.220)	(.164)
Distributions from net realized gain	(.007)	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.172)	(.357)	(.097)	(.344)	(.331)	(.350)	(.284)
Net asset value, end of period	$ 7.18	$ 7.18	$ 7.35	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	2.41%	2.54%	2.89%	.98%	5.07%	1.56%	6.87%
Ratios to Average Net Assets F, J
Expenses before reductions	.80% A	.80%	.82% A	.83%	.93%	.96%	.97% A
Expenses net of fee waivers, if any	.80% A	.80%	.82% A	.83%	.93%	.95%	.95% A
Expenses net of all reductions	.79% A	.79%	.81% A	.83%	.93%	.95%	.95% A
Net investment income	4.67% A	4.77%	4.76% A	3.92%	3.07%	2.84%	3.57% A
Supplemental Data
Net assets, end of period (in millions)	$ 63	$ 68	$ 59	$ 57	$ 48	$ 30	$ 10
Portfolio turnover rate G	265% A	181% M	206% A, K	145%	227%	238%	276%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the period ended April 30. M Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 H	2006 L	2005 L	2004 L	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.142	.299	.099	.239	.180	.166	.147
Net realized and unrealized gain (loss)	(.006) N	(.164)	.102	(.216)	.140	(.095)	.322
Total from investment operations	.136	.135	.201	.023	.320	.071	.469
Distributions from net investment income	(.139)	(.295)	(.081)	(.223)	(.180)	(.171)	(.129)
Distributions from net realized gain	(.007)	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.146)	(.305)	(.081)	(.293)	(.280)	(.301)	(.249)
Net asset value, end of period	$ 7.18	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	1.90%	1.83%	2.79%	.28%	4.37%	.90%	6.39%
Ratios to Average Net Assets F, J
Expenses before reductions	1.51% A	1.50%	1.50% A	1.51%	1.64%	1.63%	1.60% A
Expenses net of fee waivers, if any	1.51% A	1.50%	1.50% A	1.51%	1.60%	1.60%	1.60% A
Expenses net of all reductions	1.51% A	1.50%	1.50% A	1.51%	1.59%	1.60%	1.60% A
Net investment income	3.95% A	4.07%	4.07% A	3.24%	2.40%	2.19%	2.92% A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 10	$ 9	$ 9	$ 9	$ 9	$ 8
Portfolio turnover rate G	265% A	181% M	206% A, K	145%	227%	238%	276%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the period ended April 30. M Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. N The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 H	2006 L	2005 L	2004 L	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.140	.294	.097	.233	.176	.161	.145
Net realized and unrealized gain (loss)	(.006) N	(.163)	.102	(.216)	.140	(.095)	.322
Total from investment operations	.134	.131	.199	.017	.316	.066	.467
Distributions from net investment income	(.137)	(.291)	(.079)	(.217)	(.176)	(.166)	(.127)
Distributions from net realized gain	(.007)	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.144)	(.301)	(.079)	(.287)	(.276)	(.296)	(.247)
Net asset value, end of period	$ 7.18	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	1.88%	1.77%	2.76%	.20%	4.30%	.84%	6.35%
Ratios to Average Net Assets F, J
Expenses before reductions	1.56% A	1.55%	1.58% A	1.60%	1.67%	1.66%	1.64% A
Expenses net of fee waivers, if any	1.56% A	1.55%	1.58% A	1.60%	1.66%	1.66%	1.64% A
Expenses net of all reductions	1.55% A	1.55%	1.58% A	1.60%	1.66%	1.66%	1.64% A
Net investment income	3.90% A	4.02%	3.99% A	3.15%	2.34%	2.13%	2.88% A
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 17	$ 10	$ 9	$ 7	$ 7	$ 6
Portfolio turnover rate G	265% A	181% M	206% A, K	145%	227%	238%	276%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the period ended April 30. M Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. N The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investment Grade Bond

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 G	2006 J	2005 J	2004 J	2003 J
Selected Per-Share Data
Net asset value, beginning of period	$ 7.19	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70	$ 7.33
Income from Investment Operations
Net investment income D	.180	.376	.124	.317	.254	.240	.290
Net realized and unrealized gain (loss)	(.006) L	(.153)	.092	(.206)	.130	(.095)	.483
Total from investment operations	.174	.223	.216	.111	.384	.145	.773
Distributions from net investment income	(.177)	(.373)	(.106)	(.301)	(.254)	(.245)	(.283)
Distributions from net realized gain	(.007)	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.184)	(.383)	(.106)	(.371)	(.354)	(.375)	(.403)
Net asset value, end of period	$ 7.18	$ 7.19	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70
Total Return B, C	2.44%	3.05%	3.01%	1.48%	5.26%	1.89%	10.82%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.45% A	.46%	.61%	.63%	.66%
Expenses net of fee waivers, if any	.45% A	.45%	.45% A	.46%	.61%	.63%	.66%
Expenses net of all reductions	.45% A	.44%	.45% A	.46%	.61%	.63%	.66%
Net investment income	5.01% A	5.13%	5.12% A	4.29%	3.39%	3.16%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$ 10,405	$ 11,739	$ 10,141	$ 8,018	$ 6,721	$ 5,735	$ 5,274
Portfolio turnover rate F	265% A	181% K	206% A, I	145%	227%	238%	276%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended April 30. K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. L The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 G	2006 K	2005 K	2004 K	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.19	$ 7.36	$ 7.25	$ 7.51	$ 7.48	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income D	.178	.374	.124	.313	.254	.233	.202
Net realized and unrealized gain (loss)	(.006) M	(.163)	.091	(.205)	.129	(.078)	.321
Total from investment operations	.172	.211	.215	.108	.383	.155	.523
Distributions from net investment income	(.175)	(.371)	(.105)	(.298)	(.253)	(.245)	(.183)
Distributions from net realized gain	(.007)	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.182)	(.381)	(.105)	(.368)	(.353)	(.375)	(.303)
Net asset value, end of period	$ 7.18	$ 7.19	$ 7.36	$ 7.25	$ 7.51	$ 7.48	$ 7.70
Total Return B, C	2.41%	2.88%	2.99%	1.44%	5.24%	2.04%	7.14%
Ratios to Average Net Assets E, I
Expenses before reductions	.50% A	.48%	.49% A	.50%	.59%	.64%	.56% A
Expenses net of fee waivers, if any	.50% A	.48%	.49% A	.50%	.59%	.64%	.56% A
Expenses net of all reductions	.49% A	.47%	.49% A	.50%	.59%	.64%	.56% A
Net investment income	4.97% A	5.10%	5.07% A	4.25%	3.40%	3.15%	3.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,408	$ 41,276	$ 29,386	$ 25,776	$ 16,084	$ 2,840	$ 275
Portfolio turnover rate F	265% A	181% L	206% A, J	145%	227%	238%	276%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. H For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended April 30. L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. M The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Investment Grade Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

The Central Funds may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 146,479
Unrealized depreciation	(433,873)
Net unrealized appreciation (depreciation)	$ (287,394)
Cost for federal income tax purposes	$ 13,618,236

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Repurchase Agreements - continued

institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is

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4. Operating Policies - continued

Futures Contracts - continued

shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities, realizing a gain or loss, and simultaneously agrees to repurchase substantially similar securities at a future date. In addition, the Fund may enter into reverse dollar rolls in which the Fund purchases and simultaneously agrees to sell substantially similar securities at a future date. During the period between the sale and repurchase in a dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments of the Fund. During the period between the purchase and subsequent sale in a reverse dollar roll transaction the Fund is entitled to interest and principal payments on the securities purchased. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,175,154 and $2,817,606, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was ..32% of the Fund's average net assets.

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 105	$ 9
Class T	0%	.25%	84	-
Class B	.65%	.25%	44	32
Class C	.75%	.25%	81	8
			$ 314	$ 49

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8
Class T	1
Class B*	12
Class C*	2
$ 23

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund except for Investment Grade Bond shares. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the sub-transfer agent for Investment Grade Bond shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 84.20
Class T	65.20
Class B	12.25
Class C	16.20
Investment Grade Bond	5,671.10
Institutional Class	29.15
	$ 5,877

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $1,086.

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $31. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3
Class T	3
Investment Grade Bond	366
Institutional Class	2
$ 374

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 12% and 13%, respectively, of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 43% of the total outstanding shares of the Fund.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2008	Year ended August 31, 2007
From net investment income
Class A	$ 1,919	$ 3,068
Class T	1,532	3,063
Class B	190	397
Class C	308	572
Investment Grade Bond	279,208	568,231
Institutional Class	982	1,724
Total	$ 284,139	$ 577,055
From net realized gain
Class A	$ 82	$ 77
Class T	64	85
Class B	9	13
Class C	15	16
Investment Grade Bond	10,947	14,456
Institutional Class	40	41
Total	$ 11,157	$ 14,688

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2008	Year ended August 31, 2007	Six months ended February 29, 2008	Year ended August 31, 2007
Class A
Shares sold	3,824	7,301	$ 27,603	$ 53,656
Reinvestment of distributions	266	414	1,916	3,036
Shares redeemed	(2,659)	(2,974)	(19,141)	(21,797)
Net increase (decrease)	1,431	4,741	$ 10,378	$ 34,895
Class T
Shares sold	1,937	4,101	$ 13,961	$ 30,149
Reinvestment of distributions	216	423	1,560	3,102
Shares redeemed	(2,784)	(3,090)	(20,035)	(22,619)
Net increase (decrease)	(631)	1,434	$ (4,514)	$ 10,632
Class B
Shares sold	310	407	$ 2,256	$ 2,988
Reinvestment of distributions	21	43	148	314
Shares redeemed	(263)	(365)	(1,899)	(2,676)
Net increase (decrease)	68	85	$ 505	$ 626
Class C
Shares sold	545	1,716	$ 3,936	$ 12,632
Reinvestment of distributions	28	54	202	397
Shares redeemed	(798)	(791)	(5,750)	(5,778)
Net increase (decrease)	(225)	979	$ (1,612)	$ 7,251
Investment Grade Bond
Shares sold	123,978	397,704	$ 895,136	$ 2,923,221
Reinvestment of distributions	39,135	77,325	281,945	567,650
Shares redeemed	(347,009)	(220,217)	(2,507,174)	(1,612,267)
Net increase (decrease)	(183,896)	254,812	$ (1,330,093)	$ 1,878,604
Institutional Class
Shares sold	1,601	3,197	$ 11,559	$ 23,420
Reinvestment of distributions	108	177	781	1,297
Shares redeemed	(1,822)	(1,627)	(13,151)	(11,902)
Net increase (decrease)	(113)	1,747	$ (811)	$ 12,815

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIGBI-USAN-0408
1.784860.104

(Fidelity Investment logo)(registered trademark)

Fidelity®
Short-Term Bond
Fund

Semiannual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Actual	$ 1,000.00	$ 1,015.70	$ 2.26
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.63	$ 2.26

* Expenses are equal to the Fund's annualized expense ratio of .45%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments of Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
U.S. Government and U.S. Government Agency Obligations 42.3%	U.S. Government and U.S. Government Agency Obligations 38.0%
AAA 22.1%	AAA 24.2%
AA 5.1%	AA 5.9%
A 10.6%	A 9.5%
BBB 16.8%	BBB 19.1%
BB and Below 0.8%	BB and Below 1.3%
Not Rated 0.8%	Not Rated 1.1%
Short-Term Investments and Net Other Assets 1.5%	Short-Term Investments and Net Other Assets 0.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 29, 2008
6 months ago
Years	2.4	2.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 29, 2008
6 months ago
Years	1.7	1.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 29, 2008 *		As of August 31, 2007 **
	Corporate Bonds 20.0%		Corporate Bonds 21.1%
	U.S. Government and U.S. Government Agency Obligations 42.3%		U.S. Government and U.S. Government Agency Obligations 38.0%
	Asset-Backed Securities 18.5%		Asset-Backed Securities 20.9%
	CMOs and Other Mortgage Related Securities 16.9%		CMOs and Other Mortgage Related Securities 18.8%
	Municipal Bonds 0.6%		Municipal Bonds 0.0%
	Other Investments 0.2%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 1.5%		Short-Term Investments and Net Other Assets 0.9%
*Foreign investments	8.3%	**Foreign investments	8.2%
*Futures and Swaps	17.3%	**Futures and Swaps	14.1%

A holding listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 18.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.6%
DaimlerChrysler NA Holding Corp.:
5.5413% 3/13/09 (g)	$ 11,200	$ 11,118
5.75% 8/10/09	29,260	30,081
		41,199
Household Durables - 0.3%
Whirlpool Corp. 6.125% 6/15/11	20,500	21,611
Media - 1.4%
AOL Time Warner, Inc. 6.75% 4/15/11	10,000	10,474
Continental Cablevision, Inc. 9% 9/1/08	30,400	30,996
Cox Communications, Inc.:
3.875% 10/1/08	14,785	14,769
6.4% 8/1/08	3,170	3,204
Liberty Media Corp.:
7.75% 7/15/09	3,900	3,959
7.875% 7/15/09	5,000	5,084
Time Warner Entertainment Co. LP 7.25% 9/1/08	12,764	12,966
Univision Communications, Inc. 3.875% 10/15/08	10,110	9,819
Viacom, Inc. 5.75% 4/30/11	4,045	4,181
		95,452
TOTAL CONSUMER DISCRETIONARY		158,262
CONSUMER STAPLES - 0.7%
Food Products - 0.6%
H.J. Heinz Co. 6.428% 12/1/08 (c)(g)	13,190	13,529
Kraft Foods, Inc.:
4% 10/1/08	7,770	7,767
4.125% 11/12/09	3,220	3,247
5.625% 8/11/10	14,495	15,187
		39,730
Tobacco - 0.1%
Altria Group, Inc. 5.625% 11/4/08	9,500	9,706
TOTAL CONSUMER STAPLES		49,436
ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp. 3.25% 5/1/08	20,000	19,981
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	7,435	7,611
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (c)	$ 11,558	$ 11,992
Duke Capital LLC:
4.37% 3/1/09	9,565	9,597
7.5% 10/1/09	13,390	14,043
Enterprise Products Operating LP 4.625% 10/15/09	11,730	11,921
Kinder Morgan Energy Partners LP 6.3% 2/1/09	8,455	8,633
Pemex Project Funding Master Trust:
6.125% 8/15/08	551	557
9.125% 10/13/10	10,000	11,250
Petroleum Export Ltd.:
4.623% 6/15/10 (c)	3,208	3,210
4.633% 6/15/10 (c)	1,928	1,929
		100,724
FINANCIALS - 6.6%
Capital Markets - 2.1%
American Capital Strategies Ltd. 6.85% 8/1/12	13,960	13,940
Bank of New York Co., Inc. 3.4% 3/15/13 (g)	14,750	14,768
Bear Stearns Companies, Inc.:
5.85% 7/19/10	26,335	26,589
6.95% 8/10/12	14,405	14,654
Goldman Sachs Group, Inc.:
5% 1/15/11	3,015	3,124
6.875% 1/15/11	2,115	2,289
Janus Capital Group, Inc. 5.875% 9/15/11	4,828	5,000
Lehman Brothers Holdings E-Capital Trust I 3.85% 8/19/65 (g)	6,380	5,221
Lehman Brothers Holdings, Inc.:
4.25% 1/27/10	11,640	11,554
4.375% 11/30/10	4,525	4,474
Merrill Lynch & Co., Inc. 3.7% 4/21/08	6,910	6,897
Morgan Stanley:
4% 1/15/10	5,275	5,283
5.05% 1/21/11	18,700	19,141
6.75% 4/15/11	13,270	14,199
		147,133
Commercial Banks - 0.9%
American Express Centurion Bank 5.2% 11/26/10	7,335	7,582
HSBC Holdings PLC 7.5% 7/15/09	6,165	6,475
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Korea Development Bank:
3.875% 3/2/09	$ 12,600	$ 12,594
4.75% 7/20/09	5,500	5,581
National Australia Bank Ltd. 8.6% 5/19/10	6,800	7,562
Wells Fargo & Co. 3.98% 10/29/10	21,905	22,160
		61,954
Consumer Finance - 0.7%
Household Finance Corp.:
4.125% 11/16/09	2,225	2,237
4.75% 5/15/09	8,978	9,060
MBNA Capital I 8.278% 12/1/26	4,885	5,081
Nelnet, Inc.:
5.125% 6/1/10	2,885	2,947
7.4% 9/29/36 (g)	16,865	15,048
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (c)	10,620	10,804
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (c)	4,246	4,569
		49,746
Diversified Financial Services - 0.9%
Bank of America Corp.:
7.4% 1/15/11	485	529
7.8% 2/15/10	2,910	3,136
Deutsche Bank AG London 5% 10/12/10	24,295	25,481
Iberbond 2004 PLC 4.826% 12/24/17 (k)	9,910	8,696
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (g)	1,750	1,692
ILFC E-Capital Trust I 5.9% 12/21/65 (c)(g)	8,150	6,765
International Lease Finance Corp. 5.625% 9/15/10	11,500	11,910
JPMorgan Chase & Co. 4.6% 1/17/11	1,942	1,978
		60,187
Insurance - 0.3%
Genworth Financial, Inc. 5.231% 5/16/09	15,115	15,339
Travelers Property Casualty Corp. 3.75% 3/15/08	2,830	2,830
		18,169
Real Estate Investment Trusts - 1.6%
Arden Realty LP 8.5% 11/15/10	7,855	8,875
Brandywine Operating Partnership LP:
4.5% 11/1/09	13,390	12,567
5.625% 12/15/10	13,110	12,349
Camden Property Trust 4.375% 1/15/10	5,440	5,306
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Colonial Properties Trust 4.75% 2/1/10	$ 5,185	$ 5,124
Developers Diversified Realty Corp.:
3.875% 1/30/09	13,995	13,736
5% 5/3/10	4,910	4,818
Duke Realty LP:
5.25% 1/15/10	3,215	3,242
5.625% 8/15/11	4,580	4,507
6.95% 3/15/11	3,815	3,931
Federal Realty Investment Trust 8.75% 12/1/09	3,785	4,111
Mack-Cali Realty LP 7.25% 3/15/09	2,580	2,663
ProLogis Trust 7.1% 4/15/08	8,870	8,886
Simon Property Group LP:
4.6% 6/15/10	8,660	8,719
4.875% 8/15/10	13,630	13,691
7.75% 1/20/11	1,385	1,494
		114,019
Thrifts & Mortgage Finance - 0.1%
Independence Community Bank Corp.:
3.5% 6/20/13 (g)	4,540	4,521
3.75% 4/1/14 (g)	4,000	3,962
Residential Capital Corp. 6.5975% 4/17/09 (g)	2,296	1,492
		9,975
TOTAL FINANCIALS		461,183
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
UnitedHealth Group, Inc.:
3.75% 2/10/09	11,900	11,932
4.125% 8/15/09	3,525	3,545
5.125% 11/15/10	8,357	8,577
		24,054
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (c)	14,430	14,959
Air Freight & Logistics - 0.3%
FedEx Corp. 5.5% 8/15/09	18,575	19,082
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - 0.7%
America West Airlines pass thru certificates 7.33% 7/2/08	$ 2,165	$ 2,100
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	1,014	1,012
6.978% 10/1/12	246	246
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	15,400	15,246
7.056% 3/15/11	4,110	4,095
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	8,415	8,443
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	2,553	2,563
6.201% 3/1/10	2,115	2,110
6.602% 9/1/13	5,207	5,162
7.186% 10/1/12	5,519	5,502
		46,479
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co.:
3.75% 4/1/09	6,060	6,031
5.625% 1/15/12	16,805	17,067
		23,098
Industrial Conglomerates - 0.4%
Covidien International Finance SA 5.15% 10/15/10 (c)	14,600	15,236
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (c)	15,470	15,965
		31,201
TOTAL INDUSTRIALS		134,819
MATERIALS - 0.2%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (c)	4,365	4,452
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	6,130	6,147
TOTAL MATERIALS		10,599
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.3%
Ameritech Capital Funding Corp. 6.25% 5/18/09	$ 7,715	$ 8,046
BellSouth Corp. 4.2% 9/15/09	7,115	7,205
British Telecommunications PLC 8.625% 12/15/10	5,605	6,305
Deutsche Telekom International Finance BV 5.375% 3/23/11	20,000	20,641
Sprint Capital Corp. 7.625% 1/30/11	15,589	13,835
Telecom Italia Capital SA:
4% 11/15/08	16,130	16,119
4% 1/15/10	15,080	15,002
Telefonica Emisiones SAU 5.984% 6/20/11	21,000	21,947
Telefonos de Mexico SA de CV:
4.5% 11/19/08	17,815	17,890
4.75% 1/27/10	12,910	13,099
Verizon Global Funding Corp. 7.25% 12/1/10	11,370	12,399
Verizon New England, Inc. 6.5% 9/15/11	7,775	8,266
		160,754
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV 4.125% 3/1/09	17,610	17,610
Vodafone Group PLC:
5.5% 6/15/11	20,000	20,637
7.75% 2/15/10	4,810	5,164
		43,411
TOTAL TELECOMMUNICATION SERVICES		204,165
UTILITIES - 1.7%
Electric Utilities - 0.8%
Commonwealth Edison Co. 5.4% 12/15/11	5,225	5,388
Entergy Corp. 7.75% 12/15/09 (c)	12,000	12,776
Exelon Corp. 4.45% 6/15/10	14,150	14,320
Pepco Holdings, Inc. 4% 5/15/10	4,570	4,604
Progress Energy, Inc. 7.1% 3/1/11	9,628	10,441
Virginia Electric & Power Co. 4.1% 12/15/38	7,250	7,274
		54,803
Gas Utilities - 0.1%
NiSource Finance Corp. 7.875% 11/15/10	3,925	4,282
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc. 6.125% 9/1/09	$ 21,680	$ 22,295
PSEG Power LLC 3.75% 4/1/09	7,625	7,641
		29,936
Multi-Utilities - 0.4%
Dominion Resources, Inc. 6.3% 9/30/66 (g)	8,805	8,094
DTE Energy Co. 7.05% 6/1/11	8,462	9,147
KeySpan Corp. 7.625% 11/15/10	4,040	4,477
NSTAR 8% 2/15/10	3,625	3,940
Sempra Energy 4.75% 5/15/09	4,475	4,556
		30,214
TOTAL UTILITIES		119,235
TOTAL NONCONVERTIBLE BONDS (Cost $1,249,822)		1,262,477
U.S. Government and Government Agency Obligations - 25.5%

U.S. Government Agency Obligations - 15.0%
Fannie Mae:
3.25% 2/15/09 (b)	128,000	129,078
4% 9/2/08 (f)	73,170	73,688
4.75% 3/12/10 (b)(e)(f)	346,221	362,334
Freddie Mac:
4.875% 2/9/10 (b)(f)	133,725	140,073
5% 6/11/09 (b)	176,611	182,584
5.125% 4/18/11 (b)(f)	156,000	166,966
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,054,723
U.S. Treasury Obligations - 10.5%
U.S. Treasury Notes:
2.125% 1/31/10 (b)(d)	236,807	238,959
4.75% 3/31/11 (b)	102,294	110,957
4.875% 8/15/09 (b)	147,171	154,162
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.875% 4/30/11 (b)	$ 85,000	$ 92,610
4.875% 5/31/11 (b)	126,585	138,086
TOTAL U.S. TREASURY OBLIGATIONS		734,774
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,735,982)		1,789,497
U.S. Government Agency - Mortgage Securities - 11.9%

Fannie Mae - 8.6%
3.699% 10/1/33 (g)	522	531
3.75% 10/1/33 (g)	472	476
3.75% 1/1/34 (g)	490	496
3.785% 6/1/34 (g)	2,511	2,553
3.798% 6/1/33 (g)	400	403
3.807% 4/1/33 (g)	1,262	1,273
3.814% 10/1/33 (g)	7,379	7,491
3.843% 10/1/33 (g)	12,517	12,705
3.874% 6/1/33 (g)	1,934	1,949
3.907% 5/1/33 (g)	143	145
3.914% 6/1/34 (g)	3,757	3,797
4.073% 10/1/18 (g)	389	394
4.12% 7/1/34 (g)	2,423	2,466
4.172% 1/1/35 (g)	1,334	1,361
4.175% 4/1/33 (g)	105	107
4.25% 1/1/34 (g)	691	700
4.25% 2/1/34 (g)	576	583
4.25% 2/1/35 (g)	529	541
4.264% 10/1/33 (g)	242	246
4.282% 11/1/34 (g)	4,910	5,008
4.288% 6/1/33 (g)	273	278
4.29% 1/1/34 (g)	3,683	3,732
4.292% 3/1/33 (g)	241	246
4.292% 1/1/34 (g)	654	662
4.297% 2/1/35 (g)	4,902	5,010
4.302% 3/1/33 (g)	296	302
4.33% 4/1/35 (g)	218	222
4.341% 3/1/35 (g)	2,509	2,571
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.344% 1/1/35 (g)	$ 702	$ 718
4.347% 3/1/35 (g)	399	405
4.358% 2/1/34 (g)	1,211	1,227
4.365% 8/1/33 (g)	828	836
4.373% 5/1/35 (g)	420	427
4.373% 5/1/35 (g)	414	420
4.386% 7/1/33 (g)	4,155	4,256
4.39% 2/1/35 (g)	5,599	5,728
4.391% 2/1/35 (g)	1,069	1,094
4.395% 10/1/34 (g)	3,093	3,161
4.418% 8/1/34 (g)	1,663	1,686
4.424% 3/1/33 (g)	404	413
4.434% 3/1/35 (g)	834	854
4.449% 1/1/35 (g)	560	570
4.491% 7/1/34 (g)	2,457	2,510
4.5% 12/1/18	26,861	27,052
4.501% 8/1/35 (g)	1,034	1,044
4.506% 7/1/35 (g)	1,191	1,206
4.524% 1/1/35 (g)	519	524
4.531% 5/1/35 (g)	1,301	1,328
4.532% 7/1/35 (g)	1,600	1,619
4.559% 11/1/34 (g)	285	292
4.561% 2/1/35 (g)	173	176
4.565% 2/1/35 (g)	2,405	2,466
4.566% 5/1/35 (g)	12,583	12,913
4.569% 10/1/35 (g)	234	237
4.57% 6/1/35 (g)	1,373	1,390
4.578% 6/1/33 (g)	1,446	1,483
4.584% 2/1/35 (g)	316	323
4.586% 2/1/35 (g)	2,206	2,236
4.599% 2/1/35 (g)	272	279
4.625% 9/1/35 (g)	3,595	3,681
4.659% 10/1/34 (g)	3,909	3,952
4.685% 3/1/35 (g)	124	127
4.692% 8/1/35 (g)	4,599	4,663
4.694% 10/1/34 (g)	1,857	1,900
4.71% 7/1/35 (g)	3,618	3,708
4.716% 7/1/34 (g)	1,410	1,442
4.717% 6/1/35 (g)	3,494	3,542
4.722% 12/1/34 (g)	216	221
4.753% 3/1/35 (g)	2,473	2,536
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.767% 1/1/35 (g)	$ 4,519	$ 4,636
4.768% 12/1/34 (g)	529	541
4.769% 10/1/35 (g)	3,702	3,807
4.773% 1/1/35 (g)	3,161	3,242
4.782% 9/1/34 (g)	9,157	9,379
4.784% 8/1/35 (g)	2,119	2,182
4.792% 2/1/35 (g)	2,156	2,215
4.792% 3/1/35 (g)	3,027	3,106
4.795% 2/1/35 (g)	2,072	2,094
4.796% 9/1/34 (g)	1,784	1,828
4.804% 11/1/34 (g)	1,471	1,506
4.809% 10/1/35 (g)	2,098	2,139
4.818% 10/1/35 (g)	1,468	1,507
4.821% 9/1/34 (g)	1,330	1,362
4.833% 1/1/35 (g)	10,246	10,524
4.862% 9/1/34 (g)	152	156
4.878% 8/1/34 (g)	1,740	1,781
4.88% 7/1/35 (g)	8,416	8,641
4.885% 10/1/35 (g)	1,459	1,478
4.888% 7/1/34 (g)	2,605	2,668
4.895% 2/1/35 (g)	5,173	5,307
4.947% 8/1/34 (g)	5,574	5,710
4.965% 11/1/35 (g)	37,235	38,384
4.971% 4/1/35 (g)	1,212	1,228
4.998% 9/1/34 (g)	7,095	7,293
5% 3/1/18 to 10/1/18	10,630	10,806
5.016% 7/1/34 (g)	244	250
5.054% 7/1/35 (g)	9,190	9,465
5.07% 2/1/33 (g)	623	631
5.083% 9/1/34 (g)	581	595
5.088% 9/1/36 (g)	17,325	17,839
5.095% 8/1/34 (g)	360	365
5.099% 5/1/35 (g)	1,791	1,822
5.11% 1/1/36 (g)	4,077	4,151
5.133% 5/1/35 (g)	1,855	1,911
5.135% 3/1/35 (g)	248	255
5.152% 9/1/35 (g)	21,182	21,840
5.156% 9/1/35 (g)	12,435	12,816
5.173% 8/1/33 (g)	627	640
5.195% 6/1/35 (g)	1,861	1,895
5.218% 2/1/35 (g)	150	151
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.25% 11/1/36 (g)	$ 2,494	$ 2,550
5.287% 2/1/36 (g)	19,891	20,535
5.298% 2/1/36 (g)	7,805	8,074
5.301% 2/1/36 (g)	2,778	2,873
5.309% 12/1/34 (g)	633	650
5.315% 7/1/35 (g)	233	237
5.317% 1/1/34 (g)	330	334
5.334% 2/1/36 (g)	893	908
5.397% 11/1/35 (g)	3,548	3,664
5.47% 4/1/36 (g)	26,585	27,565
5.495% 5/1/36 (g)	3,513	3,582
5.5% 3/1/13 to 1/1/20	44,550	45,787
5.524% 11/1/36 (g)	4,708	4,817
5.566% 5/1/36 (g)	10,864	11,265
5.633% 5/1/36 (g)	1,802	1,838
5.768% 1/1/36 (g)	4,641	4,804
5.798% 3/1/36 (g)	2,250	2,333
5.924% 4/1/36 (g)	4,376	4,538
6.047% 4/1/36 (g)	1,331	1,380
6.066% 9/1/36 (g)	3,505	3,635
6.154% 4/1/36 (g)	2,928	3,036
6.224% 6/1/36 (g)	713	731
6.5% 11/1/11 to 3/1/35	32,716	34,254
6.56% 9/1/36 (g)	9,170	9,508
6.67% 9/1/36 (g)	32,297	33,488
7% 2/1/09 to 5/1/32	3,769	4,001
7.5% 6/1/12 to 11/1/31	214	225
11.5% 11/1/15	96	102
TOTAL FANNIE MAE		605,753
Freddie Mac - 3.2%
3.989% 3/1/34 (g)	4,924	4,977
4.174% 1/1/34 (g)	6,584	6,656
4.203% 4/1/35 (g)	9,233	9,337
4.278% 3/1/34 (g)	4,617	4,647
4.299% 12/1/34 (g)	708	722
4.329% 2/1/35 (g)	1,091	1,109
4.375% 2/1/35 (g)	807	824
4.38% 3/1/35 (g)	530	538
4.406% 8/1/35 (g)	13,860	14,118
4.41% 6/1/35 (g)	827	837
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.419% 3/1/35 (g)	$ 800	$ 817
4.42% 2/1/34 (g)	579	583
4.429% 4/1/35 (g)	5,827	5,960
4.449% 3/1/35 (g)	782	799
4.536% 2/1/35 (g)	1,327	1,357
4.612% 2/1/35 (g)	860	881
4.627% 1/1/35 (g)	365	372
4.747% 4/1/35 (g)	6,613	6,789
4.896% 11/1/35 (g)	3,144	3,188
4.924% 9/1/35 (g)	3,800	3,907
5.032% 4/1/35 (g)	2,838	2,887
5.061% 3/1/33 (g)	173	177
5.112% 8/1/36 (g)	2,987	3,061
5.158% 1/1/36 (g)	2,976	3,020
5.293% 6/1/35 (g)	2,092	2,149
5.355% 12/1/35 (g)	26,549	27,359
5.425% 6/1/37 (g)	5,220	5,347
5.524% 1/1/36 (g)	7,163	7,380
5.582% 5/1/36 (g)	9,809	10,131
5.589% 12/1/35 (g)	4,692	4,790
5.742% 1/1/37 (g)	5,865	6,064
5.744% 7/1/37 (g)	3,307	3,394
5.762% 10/1/35 (g)	1,259	1,298
5.839% 1/1/36 (g)	9,762	10,086
5.863% 1/1/36 (g)	2,852	2,945
6.084% 6/1/35 (g)	1,490	1,525
6.089% 6/1/36 (g)	2,766	2,860
6.381% 8/1/34 (g)	2,574	2,614
6.744% 9/1/36 (g)	7,297	7,529
6.744% 9/1/36 (g)	32,387	33,522
7.5% 7/1/34	13,295	14,449
8.5% 5/1/27 to 7/1/28	400	444
12% 11/1/19	32	37
TOTAL FREDDIE MAC		221,486
Government National Mortgage Association - 0.1%
4.75% 1/20/34 (g)	3,832	3,830
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
5.25% 7/20/34 (g)	$ 921	$ 936
7% 11/15/27 to 8/15/32	4,609	4,896
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		9,662
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $814,817)		836,901
Asset-Backed Securities - 15.5%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	2,981	2,337
Series 2004-4 Class A2D, 3.485% 1/25/35 (g)	592	540
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HE1:
Class M1, 3.785% 11/25/33 (g)	1,852	1,649
Class M2, 4.835% 11/25/33 (g)	633	513
Series 2004-OP1 Class M1, 3.655% 4/25/34 (g)	808	708
Series 2006-OP1 Class M1, 3.415% 4/25/36 (g)	8,000	3,071
Advanta Business Card Master Trust Series 2007-B2 Class B2, 5.5% 6/20/13	14,855	13,753
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (c)	2,667	2,661
American Express Credit Account Master Trust Series 2004-C Class C, 3.6213% 2/15/12 (c)(g)	2,862	2,855
AmeriCredit Automobile Receivables Trust:
Series 2004-1:
Class C, 4.22% 7/6/09	106	106
Class D, 5.07% 7/6/10	5,065	5,085
Series 2004-CA Class A4, 3.61% 5/6/11	1,552	1,511
Series 2005-1 Class D, 5.04% 5/6/11	9,500	9,764
Series 2005-CF Class A4, 4.63% 6/6/12	11,130	10,893
Series 2005-DA Class A4, 5.02% 11/6/12	15,975	14,815
Series 2006-1 Class D, 5.49% 4/6/12	4,635	4,401
Series 2007-CM Class A3A, 5.42% 5/7/12	18,205	17,488
Series 2007-DF Class A3A, 5.49% 7/6/12	13,095	13,089
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 4/8/10	6,295	5,966
Ameriquest Mortgage Securities, Inc.:
Series 2004-R10 Class M1, 3.835% 11/25/34 (g)	5,485	4,868
Series 2004-R11 Class M1, 3.795% 11/25/34 (g)	8,015	7,267
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc.: - continued
Series 2006-M3:
Class M7, 3.985% 10/25/36 (g)	$ 5,044	$ 303
Class M9, 5.135% 10/25/36 (g)	3,231	204
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 3.465% 6/25/32 (g)	528	460
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.1763% 9/25/33 (g)	11,387	9,242
Series 2003-W7:
Class A2, 3.525% 3/1/34 (g)	345	314
Class M1, 3.825% 3/1/34 (g)	11,700	10,100
Series 2003-W9 Class M1, 3.825% 3/25/34 (g)	7,036	6,030
Series 2004-W11 Class M2, 3.835% 11/25/34 (g)	3,030	2,686
Series 2004-W5 Class M1, 3.735% 4/25/34 (g)	3,990	3,531
Series 2006-M1 Class M7, 4.135% 7/25/36 (g)	4,400	296
Arran Funding Ltd. Series 2005-A Class C, 3.4413% 12/15/10 (g)	14,290	13,881
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE3 Class M2, 4.255% 6/25/34 (g)	3,325	2,967
Series 2005-HE2:
Class M1, 3.585% 3/25/35 (g)	6,482	5,552
Class M2, 3.635% 3/25/35 (g)	1,780	1,619
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.8% 2/28/44 (g)	2,066	1,918
Bear Stearns Asset Backed Securities I Trust:
Series 2004-HE8 Class M1, 3.785% 9/25/34 (g)	3,630	3,215
Series 2007-AQ1 Class A1, 3.245% 11/25/36 (g)	5,784	5,533
Series 2007-HE3 Class 1A1, 3.255% 4/25/37 (g)	4,466	4,332
BMW Vehicle Owner Trust Series 2005-A Class B, 4.42% 4/25/11	3,965	3,986
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	12,530	12,745
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 3.4963% 6/15/10 (g)	4,675	4,647
Series 2006-1 Class B, 5.26% 10/15/10	2,055	2,114
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	1,030	1,049
Class C, 5.77% 5/20/10 (c)	990	983
Class D, 6.15% 4/20/11 (c)	1,680	1,664
Series 2007-1 Class B, 5.15% 9/17/12	5,755	5,580
Series 2007-SN1 Class D, 6.05% 1/17/12	3,985	3,527
Capital One Auto Finance Trust Series 2005-BSS:
Class B, 4.32% 5/15/10	3,952	3,961
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital One Auto Finance Trust Series 2005-BSS: - continued
Class D, 4.8% 9/15/12	$ 4,585	$ 4,642
Capital One Master Trust Series 2001-6 Class C, 6.7% 6/15/11 (c)	13,900	13,904
Capital One Multi-Asset Execution Trust Series 2007-B5 Class B5, 5.4% 5/15/13	17,910	17,830
Capital One Prime Auto Receivables Trust:
Series 2005-1 Class B, 4.58% 8/15/12	7,118	7,061
Series 2007-1 Class B1, 5.76% 12/15/13	5,590	5,465
Carmax Auto Owner Trust Series 2006-2 Class C, 5.53% 3/15/13	5,185	5,008
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 5.135% 8/25/36 (c)(g)	890	66
Caterpillar Financial Asset Trust Series 2006-A:
Class A3, 5.57% 5/25/10	9,605	9,721
Class B, 5.71% 6/25/12	13,600	13,596
Chase Auto Owner Trust Series 2006-B Class B, 5.24% 4/15/14	6,470	6,471
Chase Credit Card Master Trust Series 2003-6 Class B, 3.4713% 2/15/11 (g)	9,850	9,782
Chase Issuance Trust:
Series 2004-C3 Class C3, 3.5913% 6/15/12 (g)	13,025	11,989
Series 2006-C3 Class C3, 3.3513% 6/15/11 (g)	12,500	11,773
Series 2007-A15 Class A, 4.96% 9/17/12	33,270	34,401
CIT Equipment Collateral Trust:
Series 2006-VT1:
Class A3, 5.13% 12/21/08	6,299	6,337
Class B, 5.23% 2/20/13	1,376	1,386
Class D, 5.48% 2/20/13	1,529	1,524
Series 2006-VT2 Class A3, 5.07% 2/20/10	23,085	23,317
Citibank Credit Card Issuance Trust:
Series 2007-B2 Class B2, 5% 4/2/12	23,445	23,542
Series 2007-B6 Class B6, 5.03% 11/8/12	17,265	17,163
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.545% 12/25/33 (c)(g)	3,469	3,195
CNH Equipment Trust:
Series 2005-B Class B, 4.57% 7/16/12	3,195	3,039
Series 2007-A Class A3, 4.98% 10/15/10	12,650	12,846
College Loan Corp. Trust I Series 2006-1 Class AIO, 10% 7/25/08 (i)	24,670	995
Countrywide Home Loans, Inc.:
Series 2004-2:
Class 3A4, 3.385% 7/25/34 (g)	419	360
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.: - continued
Series 2004-2:
Class M1, 3.635% 5/25/34 (g)	$ 5,200	$ 4,589
Series 2004-3 Class 3A4, 3.385% 8/25/34 (g)	1,695	1,603
Series 2004-4:
Class A, 3.505% 8/25/34 (g)	310	267
Class M2, 3.665% 6/25/34 (g)	3,350	2,903
Series 2005-1 Class M1, 3.555% 8/25/35 (g)	2,755	2,534
CPS Auto Receivables Trust:
Series 2006-B Class A3, 5.73% 6/15/16 (c)	5,720	5,625
Series 2007-C Class A3, 5.45% 5/15/12 (c)	4,755	4,790
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-FIX1 Class A2, 4.31% 5/25/35	3,313	3,271
Credit-Based Asset Backed Servicing and Securitization Mortgage Loan Certificates Series 2006-SC1 Class A, 3.405% 5/25/36 (c)(g)	6,449	5,361
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A Class C, 5.074% 6/15/35 (c)	3,662	3,500
DaimlerChrysler Auto Trust:
Series 2004-B Class B, 3.89% 1/8/11	3,230	3,231
Series 2006-C Class A2, 5.25% 5/8/09	751	751
Discover Card Master Trust I Series 2003-4 Class B1, 3.4513% 5/16/11 (g)	11,240	11,029
Diversified REIT Trust Series 2000-1A:
Class A2, 6.971% 3/8/10 (c)	2,346	2,346
Class E, 6.971% 3/8/10 (c)	4,135	4,164
Drive Auto Receivables Trust:
Series 2005-3 Class A3, 4.99% 10/15/10 (c)	3,179	3,177
Series 2006-1 Class A3, 5.49% 4/15/11 (c)	4,336	4,342
Series 2006-2 Class A3, 5.33% 4/15/14 (c)	12,295	11,575
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 5.115% 5/28/35 (g)	634	614
Class AB3, 5.2631% 5/28/35 (g)	247	234
Fieldstone Mortgage Investment Corp. Series 2006-2:
Class 2A2, 3.305% 7/25/36 (g)	5,670	4,196
Class M1, 3.445% 7/25/36 (g)	11,330	3,325
First Franklin Mortgage Loan Trust:
Series 2006-FF14 Class A5, 3.955% 10/25/36 (g)	7,495	5,701
Series 2006-FF5 Class 2A2, 3.245% 4/25/36 (g)	2,765	2,717
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (c)	2,424	2,379
Ford Credit Auto Owner Trust:
Series 2005-A Class B, 3.88% 1/15/10	2,230	2,233
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Auto Owner Trust: - continued
Series 2006-B Class C, 5.68% 6/15/12	$ 9,900	$ 9,574
Series 2006-C Class C, 5.47% 9/15/12	6,400	6,078
Series 2007-A:
Class B, 5.6% 10/15/12	2,575	2,556
Class C, 5.8% 2/15/13	4,100	3,868
Fosse Master Issuer PLC Series 2007-1A Class C2, 4.5013% 10/18/54 (c)(g)	4,100	3,382
Franklin Auto Trust Series 2007-1:
Class A4, 5.03% 2/16/15	7,985	8,211
Class C, 5.43% 2/16/15	9,790	9,296
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 3.81% 2/25/34 (g)	468	391
Class M2, 3.635% 2/25/34 (g)	800	747
Series 2004-D:
Class M4, 4.085% 11/25/34 (g)	1,160	1,083
Class M5, 4.135% 11/25/34 (g)	478	388
Series 2006-3 Class 2A1, 3.405% 2/25/37 (g)	277	274
Series 2006-A Class M1, 3.435% 5/25/36 (g)	10,000	2,125
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	4,566	4,677
GE Business Loan Trust Series 2005-2 Class IO, 0.5242% 9/15/17 (c)(i)	354,228	2,218
GE Capital Credit Card Master Note Trust:
Series 2007-1 Class B, 4.95% 3/15/13	16,195	15,384
Series 2007-3 Class B, 5.49% 6/15/13	17,655	16,907
Greenpoint Credit LLC Series 2001-1 Class 1A, 3.4538% 4/20/32 (g)	1,514	1,512
GSAMP Trust:
Series 2002-NC1 Class A2, 3.775% 7/25/32 (g)	26	23
Series 2003-HE2 Class M1, 3.785% 8/25/33 (g)	2,091	2,003
Series 2004-HE1 Class M1, 3.685% 5/25/34 (g)	1,880	1,637
Series 2006-NC2 Class M4, 3.485% 6/25/36 (g)	9,945	678
GSR Mortgage Loan Trust Series 2005-MTR1 Class A1, 3.275% 10/25/35 (g)	2,699	2,682
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 4.215% 5/25/30 (c)(g)	3,725	2,868
Series 2006-3:
Class B, 3.535% 9/25/46 (c)(g)	3,350	2,178
Class C, 3.685% 9/25/46 (c)(g)	8,400	4,200
Home Equity Asset Trust:
Series 2002-2 Class A4, 3.895% 6/25/32 (g)	33	26
Series 2003-3 Class A4, 4.055% 2/25/33 (g)	2	2
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2003-5 Class A2, 3.835% 12/25/33 (g)	$ 183	$ 168
Series 2003-7 Class A2, 3.515% 3/25/34 (g)	19	19
Series 2003-8 Class M1, 4.215% 4/25/34 (g)	2,854	2,463
Series 2004-1 Class M2, 4.335% 6/25/34 (g)	2,677	2,281
Series 2004-3 Class M2, 4.335% 8/25/34 (g)	2,220	1,977
Series 2006-8 Class 2A1, 3.185% 3/25/37 (g)	362	354
Household Automotive Trust Series 2004-1 Class A4, 3.93% 7/18/11	2,614	2,618
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	16,500	17,184
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 4.4188% 1/20/35 (g)	855	760
Class M2, 4.4488% 1/20/35 (g)	641	558
Series 2005-3 Class A1, 4.2188% 1/20/35 (g)	5,413	4,879
Hyundai Auto Receivables Trust:
Series 2005-A:
Class B, 4.2% 2/15/12	3,232	3,252
Class C, 4.22% 2/15/12	251	249
Series 2006-1:
Class B, 5.29% 11/15/12	621	634
Class C, 5.34% 11/15/12	806	803
Series 2006-B Class C, 5.25% 5/15/13	3,225	3,198
Series 2007-A Class A3A, 5.04% 1/17/12	10,610	10,807
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (c)	1,599	1,602
Class C, 5.61% 12/15/14 (c)	6,025	5,985
Lancer Funding Ltd. Series 2006-1A Class A3, 6.3463% 4/6/46 (c)(g)	3,762	903
Long Beach Mortgage Loan Trust:
Series 2005-WL1 Class M2, 3.685% 6/25/35 (g)	5,717	5,119
Series 2006-6:
Class 2A3, 3.285% 7/25/36 (g)	10,340	7,391
Class M4, 3.495% 7/25/36 (g)	3,065	107
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (c)	2,777	2,731
Series 2006-1A:
Class B, 5.827% 4/20/28 (c)	783	725
Class C, 6.125% 4/20/28 (c)	783	722
MBNA Master Credit Card Trust II Series 1998-E Class B, 5.5725% 9/15/10 (g)	8,000	8,012
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Merna Reinsurance Ltd. Series 2007-1 Class B, 6.58% 6/30/12 (c)(g)	$ 8,525	$ 8,283
Merrill Lynch Mortgage Investors Trust Series 2003-OPT1 Class M1, 3.785% 7/25/34 (g)	6,480	6,111
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 3.475% 8/25/34 (g)	329	297
Series 2006-HE6 Class A2A, 3.175% 9/25/36 (g)	9,009	8,727
Series 2006-NC4 Class A2D, 3.375% 6/25/36 (g)	7,135	4,995
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 4.635% 1/25/32 (g)	288	272
Series 2002-AM3 Class A3, 4.115% 2/25/33 (g)	470	424
Series 2002-NC1 Class M1, 4.335% 2/25/32 (c)(g)	2,463	2,270
Series 2003-NC1 Class M1, 4.71% 11/25/32 (g)	2,168	1,971
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 3.235% 4/25/37 (g)	564	552
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 3.185% 11/25/36 (g)	1,129	1,110
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (c)(g)(i)	7,900	1,347
National Collegiate Student Loan Trust:
Series 2004-1 Class AIO, 5.5% 4/25/11 (i)	13,850	1,992
Series 2004-2 Class AIO, 9.75% 10/25/14 (i)	7,415	2,372
Series 2005-2 Class AIO, 7.73% 3/25/12 (i)	4,760	716
Series 2005-3W Class AIO1, 4.8% 7/25/12 (i)	15,875	1,755
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (i)	3,500	411
Series 2006-2 Class AIO, 6% 8/25/11 (i)	3,700	635
Series 2006-3 Class AIO, 7.1% 1/25/12 (i)	26,140	6,258
Series 2006-4 Class AIO, 6.35% 2/27/12 (i)	4,670	998
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	4,445	4,488
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (g)	1,956	1,943
Newcastle CDO VIII Series 2006-8A Class 4, 3.735% 11/1/52 (c)(g)	5,300	2,279
Nissan Auto Receivables Owner Trust:
Series 2005-A Class A4, 3.82% 7/15/10	3,461	3,464
Series 2007-B Class A3, 5.03% 5/16/11	8,670	8,804
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	1,498	1,508
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 4.74% 10/30/45	6,550	6,624
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.765% 9/25/34 (g)	2,514	2,342
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc.: - continued
Series 2004-WCW1:
Class M2, 3.815% 9/25/34 (g)	$ 1,545	$ 1,337
Class M3, 4.385% 9/25/34 (g)	2,950	2,414
Series 2004-WCW2 Class M3, 3.685% 7/25/35 (g)	2,190	1,846
Series 2004-WHQ2 Class A3E, 3.555% 2/25/35 (g)	695	629
Series 2004-WWF1:
Class M2, 3.815% 2/25/35 (g)	8,715	8,114
Class M3, 3.875% 2/25/35 (g)	1,075	987
Class M4, 4.235% 1/25/35 (g)	7,490	4,494
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class M4, 3.495% 9/25/36 (g)	8,037	413
Class M5, 3.525% 9/25/36 (g)	4,005	219
People's Choice Home Loan Securities Trust Series 2005-1 Class M4, 4.035% 1/25/35 (g)	1,650	825
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (c)	3,550	3,564
Class C, 5.77% 5/25/10 (c)	3,300	3,323
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (c)	10,210	10,078
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (c)	7,525	7,131
Residential Asset Mortgage Products, Inc.:
Series 2003-RZ2 Class A1, 3.6% 4/25/33	1,264	1,179
Series 2005-SP2 Class 1A1, 3.285% 5/25/44 (g)	16	16
Santander Drive Auto Receivables Trust:
Series 2007-1 Class A3, 5.05% 9/15/11	16,825	16,120
Series 2007-3 Class A3, 5.42% 8/15/12	6,550	6,059
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.655% 2/25/34 (g)	2,889	2,464
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A1, 5.84% 5/20/18 (c)	3,667	3,352
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 5.1906% 6/15/21 (g)	8,200	8,001
Series 2004-A:
Class B, 5.5706% 6/15/33 (g)	2,100	1,867
Class C, 5.9406% 6/15/33 (g)	4,915	4,969
Series 2004-B Class C, 5.8606% 9/15/33 (g)	8,600	7,825
SLMA Student Loan Trust Series 2005-7 Class A3, 4.41% 7/25/25	9,600	9,504
Structured Asset Securities Corp. Series 2005-5N Class 3A1A, 3.435% 11/25/35 (g)	5,778	5,199
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.5713% 3/15/11 (c)(g)	11,595	11,291
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 4.3213% 6/15/10 (g)	$ 5,350	$ 4,967
Swift Master Auto Receivables Trust Series 2007-2 Class A, 3.7713% 10/15/12 (g)	7,700	7,137
Terwin Mortgage Trust Series 2003-4HE Class A1, 3.565% 9/25/34 (g)	367	346
Textron Financial Floorplan Master Note Trust Series 2006-1A Class A, 3.2088% 4/13/11 (c)(g)	10,000	9,848
Volkswagen Auto Lease Trust Series 2006-A Class A3, 5.5% 9/21/09	5,000	5,051
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class D, 5.42% 4/21/14 (c)	18,700	18,203
Series 2006-2A:
Class A3, 5.23% 8/22/11 (c)	20,660	20,900
Class D, 5.54% 12/20/12 (c)	11,725	11,306
Series 2007-1 Class D, 5.65% 2/20/13	14,015	12,088
WaMu Master Note Trust Series 2007-A4A Class A4, 5.2% 10/15/14 (c)	7,425	7,316
WFS Financial Owner Trust:
Series 2004-4 Class D, 3.58% 5/17/12	460	459
Series 2005-1 Class D, 4.09% 8/15/12	753	752
Series 2005-3 Class C, 4.54% 5/17/13	3,240	3,159
Whinstone Capital Management Ltd. Series 1A Class B3, 5.9838% 10/25/44 (c)(g)	6,280	4,396
World Omni Auto Receivables Trust Series 2007-B Class A3A, 5.28% 1/17/12	5,070	5,189
TOTAL ASSET-BACKED SECURITIES (Cost $1,205,002)		1,085,403
Collateralized Mortgage Obligations - 11.4%

Private Sponsor - 6.9%
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 3.325% 5/25/46 (f)(g)	5,669	4,833
Banc of America Mortgage Securities, Inc.:
Series 2003-I Class 2A6, 4.1475% 10/25/33 (g)	29,245	28,963
Series 2003-J Class 2A2, 4.4036% 11/25/33 (g)	3,820	3,618
Series 2004-A:
Class 2A1, 3.5401% 2/25/34 (g)	2,288	2,250
Class 2A2, 4.0911% 2/25/34 (g)	9,855	9,725
Series 2004-D Class 2A1, 3.6156% 5/25/34 (g)	1,149	1,127
Series 2004-J Class 2A1, 4.7599% 11/25/34 (g)	3,889	3,847
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2005-H:
Class 1A1, 4.9149% 9/25/35 (g)	$ 1,173	$ 1,118
Class 2A2, 4.8026% 9/25/35 (g)	1,303	1,266
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0786% 8/25/35 (g)	7,213	7,064
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.415% 1/25/35 (g)	1,381	1,242
Series 2005-2 Class 1A1, 3.385% 3/25/35 (g)	2,792	2,695
Series 2005-5 Class 1A1, 3.355% 7/25/35 (g)	2,565	2,263
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3545% 2/25/37 (g)	717	713
Class 5A1, 4.1695% 2/25/37 (g)	6,178	6,077
Series 2007-A2:
Class 2A1, 4.2363% 7/25/37 (g)	3,458	3,414
Class 3A1, 4.5583% 7/25/37 (g)	25,059	24,971
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.3825% 8/25/34 (g)	16,519	16,519
Class A4, 4.4074% 8/25/34 (g)	10,557	10,425
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (c)	2,020	61
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	2,196	2,191
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 3.535% 1/25/34 (g)	505	481
Series 2004-2 Class 7A3, 3.535% 2/25/35 (g)	1,143	1,086
Series 2004-4 Class 5A2, 3.535% 3/25/35 (g)	394	370
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 3.875% 5/25/34 (g)	246	235
Series 2004-AR5 Class 11A2, 3.875% 6/25/34 (g)	274	265
Series 2004-AR8 Class 8A2, 3.515% 9/25/34 (g)	317	290
Series 2007-AR7 Class 2A1, 4.6214% 11/25/34 (g)	3,729	3,687
Granite Master Issuer PLC floater:
Series 2005-2 Class C1, 3.14% 12/20/54 (g)	3,495	3,257
Series 2006-1A Class C2, 3.3% 12/20/54 (c)(g)	4,400	2,688
Series 2006-2:
Class C1, 4.3638% 12/20/54 (g)	11,475	6,853
Class M2, 4.1238% 12/20/54 (g)	3,000	2,134
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-3:
Class C2, 4.4263% 12/20/54 (g)	$ 5,855	$ 3,473
Class M1, 4.1063% 12/20/54 (g)	9,190	8,271
Series 2006-4:
Class B1, 5.4288% 12/20/54 (g)	11,180	9,950
Class C1, 5.0963% 12/20/54 (g)	6,835	5,400
Class M1, 5.0988% 12/20/54 (g)	2,945	2,562
Granite Mortgages PLC floater:
Series 2003-1 Class 1C, 5.3438% 1/20/43 (g)	4,025	3,815
Series 2003-3 Class 1C, 5.3438% 1/20/44 (g)	2,783	2,407
GSR Mortgage Loan Trust:
Series 2006-AR2 Class 4A1, 5.8396% 4/25/36 (g)	20,299	20,080
Series 2007-AR2 Class 2A1, 4.8351% 4/25/35 (g)	4,006	3,966
Holmes Financing No. 8 PLC floater Series 8 Class 4A2, 4.3975% 7/15/40 (g)	16,255	16,104
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.585% 10/25/34 (g)	2,413	2,163
Impac CMB Trust floater:
Series 2004-6 Class 1A2, 3.915% 10/25/34 (g)	625	577
Series 2004-9:
Class M2, 4.11% 1/25/35 (g)	653	511
Class M3, 4.185% 1/25/35 (g)	484	351
Class M4, 4.71% 1/25/35 (g)	247	169
Series 2005-1:
Class M1, 3.595% 4/25/35 (g)	866	717
Class M2, 3.635% 4/25/35 (g)	1,513	1,167
Class M3, 3.665% 4/25/35 (g)	372	268
JPMorgan Mortgage Trust:
Series 2005-A8 Class 2A3, 4.9486% 11/25/35 (g)	1,715	1,686
Series 2006-A2 Class 5A1, 3.7549% 11/25/33 (g)	19,553	19,567
Series 2006-A3 Class 6A1, 3.7669% 8/25/34 (g)	6,230	6,107
Series 2006-A4 Class 1A1, 5.8178% 6/25/36 (g)	1,214	1,216
Series 2007-A1:
Class 3A2, 5.0039% 7/25/35 (g)	16,215	16,061
Class 7A3, 5.3004% 7/25/35 (g)	26,760	25,675
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 3.51% 9/26/45 (c)(g)	1,545	1,538
Lehman XS Trust floater Series 2006-GP1 Class A1, 3.225% 5/25/46 (g)	4,559	4,486
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 3.405% 3/25/35 (g)	457	448
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	$ 950	$ 961
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2421% 8/25/17 (g)	2,832	3,009
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 3.525% 3/25/28 (g)	2,394	2,298
Series 2003-F Class A2, 5.7713% 10/25/28 (g)	2,700	2,574
Series 2004-B Class A2, 5.125% 6/25/29 (g)	1,412	1,385
Series 2004-C Class A2, 5.155% 7/25/29 (g)	2,184	2,157
Series 2004-D Class A2, 5.455% 9/25/29 (g)	1,745	1,630
Series 2005-B Class A2, 5.085% 7/25/30 (g)	1,238	1,220
MortgageIT Trust floater Series 2004-2:
Class A1, 3.505% 12/25/34 (g)	2,226	2,078
Class A2, 3.585% 12/25/34 (g)	3,013	2,850
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.425% 7/25/35 (g)	5,144	4,130
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 4.66% 7/17/42 (g)	19,995	17,754
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.9019% 10/25/35 (g)	6,970	6,819
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	2,289	2,157
Series 2005-AR5 Class 1A1, 4.7811% 9/19/35 (g)	2,025	1,988
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 3.235% 2/25/36 (c)(g)	2,200	2,183
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (c)	1,666	1,518
Sasco Net Interest Margin Trust Series 2006-BC1A Class A, 6.25% 3/27/36 (c)	1,466	59
SBA CMBS Trust Series 2005-1A:
Class D, 6.219% 11/15/35 (c)	5,280	5,135
Class E, 6.706% 11/15/35 (c)	1,410	1,355
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.1413% 9/20/33 (g)	818	818
Series 2004-3 Class A, 4.0613% 5/20/34 (g)	1,848	1,813
Series 2004-4 Class A, 4.0713% 5/20/34 (g)	1,643	1,596
Series 2004-5 Class A3, 4.0913% 6/20/34 (g)	1,779	1,772
Series 2004-6 Class A3A, 5.1225% 6/20/35 (g)	1,084	1,025
Series 2004-8 Class A2, 3.35% 9/20/34 (g)	1,711	1,696
Series 2005-1 Class A2, 4.0613% 2/20/35 (g)	1,610	1,420
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 3.335% 6/25/35 (g)	$ 1,152	$ 1,053
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.17% 10/20/35 (g)	1,370	1,354
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR7 Class C1B1, 3.195% 7/25/46 (g)	1,407	1,384
sequential payer Series 2003-MS9 Class 2A1, 7.5% 12/25/33	647	699
Series 2003-AR10 Class A7, 4.0552% 10/25/33 (g)	4,870	4,803
Series 2004-AR7 Class A6, 3.9391% 7/25/34 (g)	1,715	1,724
Wells Fargo Mortgage Backed Securities Trust:
sequential payer Series 2006-AR13 Class A4, 5.7606% 9/25/36 (g)	7,250	7,166
Series 2003-14 Class 1A1, 4.75% 12/25/18	5,075	5,096
Series 2005-AR10 Class 2A2, 4.109% 6/25/35 (g)	21,075	20,753
Series 2005-AR12 Class 2A6, 4.334% 7/25/35 (g)	955	941
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	15,240	15,026
Series 2005-AR3 Class 2A1, 4.2009% 3/25/35 (g)	1,871	1,870
Series 2005-AR4 Class 2A2, 4.523% 4/25/35 (g)	25,487	25,135
Series 2006-AR8 Class 2A6, 5.2395% 4/25/36 (g)	14,165	14,042
TOTAL PRIVATE SPONSOR		488,909
U.S. Government Agency - 4.5%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	3,988	4,141
Series 2006-53 Class WB, 6% 12/25/31	7,925	8,245
Series 2006-64 Class PA, 5.5% 2/25/30	21,100	21,773
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2003-113 Class PJ, 3.5% 2/25/13	3,496	3,467
Series 2003-122 Class TU, 4% 5/25/16	4,962	4,927
Series 2005-67 Class HD, 5.5% 12/25/30	11,138	11,508
Series 2006-4 Class PB, 6% 9/25/35	18,139	18,872
Series 2006-49 Class CA, 6% 2/25/31	27,344	28,199
Series 2006-54 Class PE, 6% 2/25/33	8,709	9,020
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	4,421	4,575
Series 2002-56 Class MC, 5.5% 9/25/17	3,058	3,144
Series 2003-123 Class AB, 4% 10/25/16	8,080	8,131
Series 2003-76 Class BA, 4.5% 3/25/18	12,280	12,435
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2004-3 Class BA, 4% 7/25/17	$ 497	$ 499
Series 2004-45 Class AV, 4.5% 10/25/22	2,937	2,923
Series 2004-91 Class AH, 4.5% 5/25/29	4,536	4,584
Freddie Mac sequential payer:
Series 2114 Class ZM, 6% 1/15/29	2,026	2,109
Series 2508 Class UL, 5% 12/15/16	3,501	3,564
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	6,452	6,720
Series 2394 Class KD, 6% 12/15/16	3,682	3,816
Series 2417 Class EH, 6% 2/15/17	2,175	2,266
Series 2535 Class PC, 6% 9/15/32	6,508	6,751
Series 2617 Class TH, 4.5% 5/15/15	9,310	9,426
Series 2625 Class QX, 2.25% 3/15/22	85	85
Series 2640 Class QG, 2% 4/15/22	237	236
Series 2656 Class BW, 4.5% 4/15/28	9,330	9,447
Series 2690 Class PD, 5% 2/15/27	12,140	12,356
Series 2702 Class AB, 4.5% 7/15/27	22,260	22,596
Series 2755 Class LC, 4% 6/15/27	9,078	9,135
Series 2901 Class UM, 4.5% 1/15/30	17,377	17,580
Series 3018 Class UD, 5.5% 9/15/30	6,819	7,055
sequential payer:
Series 2523 Class JB, 5% 6/15/15	1,243	1,241
Series 2609 Class UJ, 6% 2/15/17	4,636	4,849
Series 2635 Class DG, 4.5% 1/15/18	14,079	14,274
Series 2780 Class A, 4% 12/15/14	11,994	12,044
Series 2786 Class GA, 4% 8/15/17	5,804	5,839
Series 2809 Class UA, 4% 12/15/14	1,911	1,926
Series 2970 Class YA, 5% 9/15/18	5,465	5,570
Series 3077 Class GA, 4.5% 8/15/19	9,171	9,307
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	629	638
TOTAL U.S. GOVERNMENT AGENCY		315,273
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $821,077)		804,182
Commercial Mortgage Securities - 7.3%
	Principal Amount (000s)	Value (000s)
280 Park Avenue Trust floater Series 2001-280 Class X1, 0.9948% 2/3/11 (c)(g)(i)	$ 81,961	$ 2,183
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5974% 2/14/43 (g)(i)	29,275	1,286
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-5 Class A1, 5.185% 7/10/11	3,284	3,248
Series 2007-2 Class A1, 5.421% 1/10/12	5,404	5,343
Series 2007-3 Class A1, 5.659% 6/10/49 (g)	7,305	7,217
Series 2006-5 Class XP, 0.832% 9/10/47 (i)	112,308	2,891
Series 2006-6 Class XP, 0.6029% 10/10/45 (g)(i)	178,808	3,383
Banc of America Commercial Mortgage, Inc.:
Series 2002-2 Class XP, 2.0092% 7/11/43 (c)(g)(i)	34,383	1,065
Series 2004-6 Class XP, 0.6875% 12/10/42 (g)(i)	47,879	685
Series 2005-4 Class XP, 0.3367% 7/10/45 (g)(i)	63,498	474
Banc of America Large Loan, Inc. floater Series 2003-BBA2 Class K, 5.7213% 11/15/15 (c)(g)	681	678
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 3.715% 12/25/33 (c)(g)	5,701	5,388
Series 2004-1:
Class A, 3.495% 4/25/34 (c)(g)	2,650	2,527
Class B, 5.035% 4/25/34 (c)(g)	275	212
Class M1, 3.695% 4/25/34 (c)(g)	241	222
Class M2, 4.335% 4/25/34 (c)(g)	206	183
Series 2004-2:
Class A, 3.565% 8/25/34 (c)(g)	2,455	2,343
Class M1, 3.715% 8/25/34 (c)(g)	793	727
Series 2004-3:
Class A1, 3.505% 1/25/35 (c)(g)	2,897	2,754
Class A2, 3.555% 1/25/35 (c)(g)	407	382
Series 2005-4A:
Class A2, 3.525% 1/25/36 (c)(g)	5,035	4,547
Class B1, 4.535% 1/25/36 (c)(g)	381	248
Class M1, 3.585% 1/25/36 (c)(g)	1,602	1,386
Class M2, 3.605% 1/25/36 (c)(g)	534	452
Class M3, 3.635% 1/25/36 (c)(g)	687	570
Class M4, 3.745% 1/25/36 (c)(g)	381	308
Class M5, 3.785% 1/25/36 (c)(g)	381	299
Class M6, 3.835% 1/25/36 (c)(g)	381	288
Series 2006-1:
Class A2, 3.495% 4/25/36 (c)(g)	1,954	1,643
Class M1, 3.515% 4/25/36 (c)(g)	596	465
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class M2, 3.535% 4/25/36 (c)(g)	$ 631	$ 485
Class M3, 3.555% 4/25/36 (c)(g)	541	404
Class M4, 3.655% 4/25/36 (c)(g)	308	215
Class M5, 3.695% 4/25/36 (c)(g)	296	204
Class M6, 3.775% 4/25/36 (c)(g)	654	562
Series 2006-2A:
Class A2, 3.415% 7/25/36 (c)(g)	1,524	1,379
Class B1, 4.005% 7/25/36 (c)(g)	549	370
Class B3, 5.835% 7/25/36 (c)(g)	916	592
Class M1, 3.445% 7/25/36 (c)(g)	1,599	1,247
Class M2, 3.465% 7/25/36 (c)(g)	1,125	864
Class M3, 3.485% 7/25/36 (c)(g)	884	658
Class M4, 3.555% 7/25/36 (c)(g)	592	432
Class M5, 3.605% 7/25/36 (c)(g)	730	518
Class M6, 3.675% 7/25/36 (c)(g)	1,157	786
Series 2007-1:
Class A2, 3.405% 3/25/37 (c)(g)	2,516	2,259
Class B1, 3.805% 3/25/37 (c)(g)	805	507
Class B2, 4.285% 3/25/37 (c)(g)	579	350
Class B3, 6.485% 3/25/37 (c)(g)	1,663	1,084
Class M1, 3.405% 3/25/37 (c)(g)	677	580
Class M2, 3.425% 3/25/37 (c)(g)	509	427
Class M3, 3.455% 3/27/37 (c)(g)	451	371
Class M4, 3.505% 3/25/37 (c)(g)	341	272
Class M5, 3.555% 3/25/37 (c)(g)	566	439
Class M6, 3.635% 3/25/37 (c)(g)	792	593
Series 2007-3:
Class B1, 4.085% 7/25/37 (c)(g)	572	391
Class B2, 4.735% 7/25/37 (c)(g)	1,491	969
Class B3, 7.135% 7/25/37 (c)(g)	761	470
Class M1, 3.445% 7/25/37 (c)(g)	491	368
Class M2, 3.475% 7/25/37 (c)(g)	527	385
Class M3, 3.505% 7/25/37 (c)(g)	865	855
Class M4, 3.635% 7/25/37 (c)(g)	1,356	1,336
Class M5, 3.735% 7/25/37 (c)(g)	680	510
Class M6, 3.935% 7/25/37 (c)(g)	518	337
Series 2007-4A:
Class A2, 3.685% 9/25/37 (c)(g)	4,852	4,606
Class B1, 5.685% 9/25/37 (c)(g)	733	495
Class B2, 6.585% 9/25/37 (c)(g)	2,756	1,820
Class M1, 4.085% 9/25/37 (c)(g)	679	598
Class M2, 4.185% 9/25/37 (c)(g)	679	580
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M4, 4.735% 9/25/37 (c)(g)	$ 1,805	$ 1,501
Class M5, 4.885% 9/25/37 (c)(g)	1,805	1,480
Class M6, 5.085% 9/25/37 (c)(g)	1,805	1,418
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(i)	29,206	870
Series 2006-2A Class IO, 0.8495% 7/25/36 (c)(i)	67,228	5,708
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2004-ESA Class A3, 4.741% 5/14/16 (c)	2,375	2,438
Series 2006-PW12 Class A2, 5.688% 9/11/38	6,640	6,599
Series 2007-PW17 Class A1, 5.282% 6/11/50	9,139	8,996
Series 2002-TOP8 Class X2, 2.2884% 8/15/38 (c)(g)(i)	39,125	1,865
Series 2003-PWR2 Class X2, 0.6288% 5/11/39 (c)(g)(i)	80,101	1,159
Series 2004-PWR6 Class X2, 0.8078% 11/11/41 (c)(g)(i)	27,386	642
Series 2005-PWR9 Class X2, 0.5514% 9/11/42 (c)(g)(i)	176,180	2,703
Series 2006-PW13 Class A1, 5.294% 9/11/41	11,654	11,549
Series 2007-T28 Class A1, 5.422% 9/11/42	3,917	3,871
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.0423% 5/15/35 (c)(g)(i)	164,372	7,588
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A1, 6.1731% 2/12/16 (c)(g)	4,341	4,368
Citigroup Commercial Mortgage Trust:
sequential payer Series 2005-EMG Class A2, 4.2211% 9/20/51 (c)	3,715	3,655
Series 2004-C2 Class XP, 0.9183% 10/15/41 (c)(g)(i)	33,843	916
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2006-CD2 Class A1, 5.302% 1/15/46	7,151	7,113
Series 2006-CD3 Class X3, 0.626% 10/15/48 (g)(i)	331,831	6,714
Series 2007-CD4 Class A1, 4.977% 12/11/49	7,721	7,570
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.064% 9/15/11 (g)	4,070	3,987
COMM pass-thru certificates:
floater Series 2007-FL14 Class F, 3.6213% 6/15/22 (c)(g)	4,958	4,199
Series 2004-LBN2 Class X2, 1.0925% 3/10/39 (c)(g)(i)	13,458	254
Series 2005-LP5 Class XP, 0.5304% 5/10/43 (g)(i)	62,340	615
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class B, 6.2777% 9/15/30 (g)	$ 12,880	$ 12,882
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	2,406	2,431
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.8688% 12/15/39 (g)(i)	248,919	7,618
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A2, 3.516% 1/15/37	9,118	9,025
Series 1998-C1 Class D, 7.17% 5/17/40	4,590	4,757
Series 1999-C1 Class E, 8.1632% 9/15/41 (g)	6,370	6,544
Series 2001-CK6 Class AX, 0.645% 9/15/18 (i)	115,276	2,836
Series 2002-CP5 Class A1, 4.106% 12/15/35	5,316	5,123
Series 2003-C3 Class ASP, 1.8105% 5/15/38 (c)(g)(i)	93,063	3,009
Series 2004-C1 Class ASP, 0.949% 1/15/37 (c)(g)(i)	66,922	1,339
Series 2005-C1 Class ASP, 0.5357% 2/15/38 (c)(g)(i)	323,611	3,500
Series 2005-C2 Class ASP, 0.74% 4/15/37 (c)(g)(i)	55,728	1,036
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	6,731	6,998
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	6,920	6,956
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2004-C3 Class A2, 4.433% 7/10/39	8,525	8,433
Series 2001-1 Class X1, 0.6691% 5/15/33 (c)(g)(i)	74,266	2,086
GE Capital Mall Finance Corp. Series 1998-1A Class B2, 7.4977% 9/13/28 (c)(g)	9,550	9,512
Global Signal Trust III Series 2006-1:
Class B, 5.588% 2/15/36	3,040	2,821
Class C, 5.707% 2/15/36	3,755	3,640
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	21,014	20,769
Series 2004-C3 Class X2, 0.8335% 12/10/41 (g)(i)	43,150	744
Series 2006-C1 Class XP, 0.3098% 11/10/45 (g)(i)	89,509	638
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class XP, 1.1233% 1/5/36 (c)(g)(i)	76,521	1,703
Series 2005-GG3 Class XP, 0.9644% 8/10/42 (c)(g)(i)	200,255	4,103
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class C, 4.86% 3/1/20 (c)(g)	$ 3,810	$ 3,524
Class D, 4.91% 3/1/20 (c)(g)	1,140	1,083
Class E, 4.98% 3/1/20 (c)(g)	1,905	1,753
Class F, 5.02% 3/1/20 (c)(g)	950	869
Class G, 5.06% 3/1/20 (c)(g)	470	448
Class H, 5.19% 3/1/20 (c)(g)	785	710
Class J, 5.39% 3/1/20 (c)(g)	1,125	1,013
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (c)	1,722	1,824
Series 2000-HLTA Class D, 7.555% 10/3/15 (c)	4,870	5,405
Host Marriott Pool Trust sequential payer Series 1999-HMTA:
Class A, 6.98% 8/3/15 (c)	805	827
Class B, 7.3% 8/3/15 (c)	1,980	2,080
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer:
Series 2001-C1 Class A2, 5.464% 10/12/35	4,682	4,685
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (g)	6,218	6,149
Series 2002-C3 Class X2, 1.1412% 7/12/35 (c)(g)(i)	29,432	524
Series 2003-CB7 Class X2, 0.893% 1/12/38 (c)(g)(i)	13,368	246
Series 2003-LN1 Class X2, 0.7758% 10/15/37 (c)(g)(i)	98,037	1,485
Series 2004-C1 Class X2, 1.1548% 1/15/38 (c)(g)(i)	15,376	371
Series 2004-CB8 Class X2, 1.2755% 1/12/39 (c)(g)(i)	21,597	536
LB Commercial Conduit Mortgage Trust sequential payer:
Series 1998-C4 Class A1B, 6.21% 10/15/35	8,790	8,796
Series 1999-C1 Class A2, 6.78% 6/15/31	9,494	9,593
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A1, 5.23% 9/15/39	3,997	3,964
Series 2006-C7 Class A1, 5.279% 11/15/38	1,885	1,871
Series 2007-C1 Class A1, 5.391% 2/15/40 (g)	2,673	2,656
Series 2007-C2 Class A1, 5.226% 2/15/40	2,334	2,310
Series 2002-C4 Class XCP, 1.6138% 10/15/35 (c)(g)(i)	61,549	1,285
Series 2002-C7 Class XCP, 1.1504% 1/15/36 (c)(g)(i)	44,207	750
Series 2003-C1 Class XCP, 1.3878% 12/15/36 (c)(g)(i)	20,147	510
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2004-C2 Class XCP, 1.2917% 3/1/36 (c)(g)(i)	$ 48,232	$ 999
Series 2004-C6 Class XCP, 0.8437% 8/15/36 (c)(g)(i)	56,225	836
Series 2006-C1 Class XCP, 0.5192% 2/15/41 (g)(i)	239,417	3,457
Series 2006-C6 Class XCP, 0.826% 9/15/39 (g)(i)	148,642	4,155
Series 2007-C1 Class XCP, 0.6553% 2/15/40 (g)(i)	57,789	1,322
Series 2007-C2 Class XCP, 0.5028% 2/17/40 (g)(i)	268,394	6,573
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (c)	5,530	5,764
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA:
Class J, 5.1775% 12/16/14 (c)(g)	5,585	5,423
Class K1, 5.6775% 12/16/14 (c)(g)	2,850	2,626
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50	10,316	10,511
Series 2002-MW1 Class XP, 1.7725% 7/12/34 (c)(g)(i)	20,714	411
Series 2005-MCP1 Class XP, 0.731% 6/12/43 (g)(i)	53,452	1,186
Series 2005-MKB2 Class XP, 0.4237% 9/12/42 (g)(i)	26,502	236
Merrill Lynch-CFC Commercial Mortgage Trust:
Series 2006-4 Class XP, 0.8793% 12/12/49 (g)(i)	115,747	3,410
Series 2007-6 Class A1, 5.175% 3/12/51	2,827	2,794
Series 2007-8 Class A1, 4.622% 8/12/49	4,116	3,991
Morgan Stanley Capital I Trust:
sequential payer:
Series 2003-IQ5 Class X2, 0.9328% 4/15/38 (c)(g)(i)	29,965	761
Series 2006-HQ8 Class A1, 5.124% 3/12/44	1,739	1,729
Series 2006-T23 Class A1, 5.682% 8/12/41	2,735	2,736
Series 2007-HQ11 Class A1, 5.246% 2/20/44	4,460	4,403
Series 2007-IQ13 Class A1, 5.05% 3/15/44	4,394	4,296
Series 2007-IQ14 Class A1, 5.38% 4/15/49	9,301	9,160
Series 2003-IQ6 Class X2, 0.7148% 12/15/41 (c)(g)(i)	59,866	1,138
Series 2005-HQ5 Class X2, 0.4909% 1/14/42 (g)(i)	60,145	519
Series 2005-IQ9 Class X2, 1.1687% 7/15/56 (c)(g)(i)	54,962	1,791
Series 2005-TOP17 Class X2, 0.76% 12/13/41 (g)(i)	38,469	874
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.5482% 3/12/35 (c)(g)(i)	56,001	1,887
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Dean Witter Capital I Trust: - continued
Series 2003-TOP9 Class X2, 1.6343% 11/13/36 (c)(g)(i)	$ 36,496	$ 1,243
NationsLink Funding Corp. Series 1999-1 Class C, 6.571% 1/20/31	4,150	4,175
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.615% 3/24/18 (c)(g)	2,774	2,635
TrizecHahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (c)	2,154	2,152
Class E3, 7.253% 3/15/13 (c)	4,447	4,440
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	17,261	16,917
Series 2007-C30 Class A1, 5.031% 12/15/43	4,287	4,222
Series 2007-C31 Class A1, 5.14% 4/15/47	2,903	2,865
Series 2004-C14 Class PP, 5.3117% 8/15/41 (c)(g)	6,026	5,230
Series 2006-C23 Class X, 0.2424% 1/15/45 (c)(g)(i)	1,146,489	6,421
Series 2006-C24 Class XP, 0.246% 3/15/45 (c)(g)(i)	195,406	1,102
Series 2007-C30 Class XP, 0.6265% 12/15/43 (c)(g)(i)	285,008	6,159
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $537,318)		514,812
Municipal Securities - 0.6%

Georgia Gen. Oblig.:
Series 2000 D, 5.75% 10/1/13 (Pre-Refunded to 10/1/10 @ 100) (j)	2,000	2,141
Series D, 5% 7/1/10	7,765	8,155
Illinois Gen. Oblig. First Series, 5.25% 8/1/12 (Pre-Refunded to 8/1/11 @ 100) (j)	1,680	1,795
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.) First Series B, 5.25% 2/15/11	5,000	5,321
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2000, 5.5% 6/15/33 (Pre-Refunded to 6/15/10 @ 101) (j)	7,000	7,475
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2000 A, 6% 4/1/30 (Pre-Refunded to 4/1/10 @ 100) (j)	2,800	2,983
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.: - continued
Series A, 5.25% 4/1/26 (Pre-Refunded to 10/1/10 @ 100) (j)	$ 10,000	$ 10,596
Utah Gen. Oblig. Series A, 5% 7/1/10	5,545	5,818
TOTAL MUNICIPAL SECURITIES (Cost $43,670)		44,284
Foreign Government and Government Agency Obligations - 0.2%

United Mexican States 4.625% 10/8/08 (Cost $11,696)	11,755	11,831
Fixed-Income Funds - 10.0%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (h)	925,134	83,197
Fidelity Corporate Bond 1-5 Year Central Fund (h)	875,200	88,343
Fidelity Ultra-Short Central Fund (h)	6,226,239	534,149
TOTAL FIXED-INCOME FUNDS (Cost $799,996)		705,689
Cash Equivalents - 23.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 3.18%, dated 2/29/08 due 3/3/08:
(Collateralized by U.S. Government Obligations) #	$ 116,487	116,456
(Collateralized by U.S. Government Obligations) # (a)	1,498,932	1,498,535
TOTAL CASH EQUIVALENTS (Cost $1,614,991)		1,614,991
TOTAL INVESTMENT PORTFOLIO - 123.4% (Cost $8,834,372)		8,670,067
NET OTHER ASSETS - (23.4)%		(1,643,227)
NET ASSETS - 100%		$ 7,026,840
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Eurodollar Contracts
1,074 Eurodollar 90 Day Index Contracts	March 2008	$ 1,066,455	$ 5,701
1,220 Eurodollar 90 Day Index Contracts	June 2008	1,212,802	6,507
1,367 Eurodollar 90 Day Index Contracts	Sept. 2008	1,359,430	7,231
1,367 Eurodollar 90 Day Index Contracts	Dec. 2008	1,359,447	7,065
780 Eurodollar 90 Day Index Contracts	March 2009	775,574	2,802
217 Eurodollar 90 Day Index Contracts	June 2009	215,690	571
219 Eurodollar 90 Day Index Contracts	Sept. 2009	217,566	538
TOTAL EURODOLLAR CONTRACTS			30,415
Sold
Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2009	72,477	(468)
72 Eurodollar 90 Day Index Contracts	March 2010	71,444	(423)
365 Eurodollar 90 Day Index Contracts	June 2010	361,975	(904)
363 Eurodollar 90 Day Index Contracts	Sept. 2010	359,801	(785)
362 Eurodollar 90 Day Index Contracts	Dec. 2010	358,638	(695)
315 Eurodollar 90 Day Index Contracts	March 2011	311,952	(426)
TOTAL EURODOLLAR CONTRACTS			(3,701)
			$ 26,714
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 1,462	$ (336)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34

	Oct. 2034	$ 571	$ (150)
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.8763% 11/25/34	Dec. 2034	736	(335)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 6.635% 8/25/34	Sept. 2034	427	(191)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	629	(181)
Receive monthly notional amount multiplied by .42% and pay Bank of America upon credit event of Bear Stearns Asset Backed Securities, par value of the notional amount of Bear Stearns Asset Backed Securities Series 2005-HE2 Class M3, 6.175% 2/25/35	March 2035	5,600	(1,646)
Receive monthly notional amount multiplied by .42% and pay Bank of America upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2005-B Class M7, 6.055% 4/25/35	May 2035	5,600	(2,559)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .56% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M6, 6.785% 11/25/34

	Dec. 2034	$ 3,683	$ (589)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	2,400	(897)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	895	(96)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	2,400	(1,069)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	1,462	(551)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	1,462	(194)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	1,330	(713)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 1,462	$ (783)
Receive monthly notional amount multiplied by 1.85% and pay Citibank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-NC2 Class M9, 7.02% 6/25/36	July 2036	4,500	(4,025)
Receive monthly notional amount multiplied by 2% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.14% 8/25/36	Sept. 2036	4,100	(3,708)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	129	(109)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	414	(130)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	186	(155)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	1,140	(781)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.7% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.25% 7/25/36

	August 2036	$ 12,500	$ (11,177)
Receive monthly notional amount multiplied by 3.8% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust 2006-8 Class M9, 7.17% 9/25/36	Oct. 2036	12,500	(11,101)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	1,462	(511)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon credit event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	4,600	(6)
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	10,265	(200)
Receive quarterly notional amount multiplied by .5% and pay Deutsche Bank upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	5,500	(213)
Receive quarterly notional amount multiplied by .54% and pay to Morgan Stanley, Inc. upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	5,450	(202)
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	10,000	(265)
TOTAL CREDIT DEFAULT SWAPS		102,865	(42,873)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 15 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	May 2008	$ 35,840	$ (1,519)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	April 2008	71,800	(2,753)
TOTAL TOTAL RETURN SWAPS		107,640	(4,272)
		$ 210,505	$ (47,145)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $587,466,000 or 8.4% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,756,000.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $41,477,000.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Security collateralized by an amount sufficient to pay interest and principal.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,696,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 9,613
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$116,456,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 4,742
Banc of America Securities LLC	7,585
Bank of America, NA	11,382
Barclays Capital, Inc.	56,742
ING Financial Markets LLC	11,819
J.P. Morgan Securities, Inc.	3,794
Societe Generale, New York Branch	9,959
UBS Securities LLC	9,485
WestLB AG	948
$ 116,456
$1,498,535,000 due 3/03/08 at 3.18%
Banc of America Securities LLC	$ 853,619
Bank of America, NA	533,512
Barclays Capital, Inc.	111,404
$ 1,498,535
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 2,205
Fidelity Corporate Bond 1-5 Year Central Fund	2,947
Fidelity Ultra-Short Central Fund	15,648
Total	$ 20,800
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 86,027	$ 2,205	$ -	$ 83,197	4.3%
Fidelity Corporate Bond 1-5 Year Central Fund	113,209	2,947	30,018	88,343	13.1%
Fidelity Ultra-Short Central Fund	637,253	1,546	47,616	534,149	7.7%
Total	$ 836,489	$ 6,698	$ 77,634	$ 705,689
Income Tax Information

At August 31, 2007, the fund had a capital loss carryforward of approximately $44,024,000 of which $4,866,000, $22,435,000, $14,472,000 and $2,251,000 will expire on August 31, 2008, 2013, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 29, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,454,654 and repurchase agreements of $1,614,991) - See accompanying schedule: Unaffiliated issuers (cost $8,034,376)	$ 7,964,378
Fidelity Central Funds (cost $799,996)	705,689
Total Investments (cost $8,834,372)		$ 8,670,067
Cash		8
Receivable for investments sold		17,992
Receivable for swap agreements		135
Receivable for fund shares sold		4,608
Interest receivable		55,852
Distributions receivable from Fidelity Central Funds		2,470
Receivable for daily variation on futures contracts		1,739
Other receivables		91
Total assets		8,752,962

Liabilities
Payable for investments purchased Regular delivery	$ 725
Delayed delivery	162,734
Payable for fund shares redeemed	12,857
Distributions payable	1,269
Swap agreements, at value	47,145
Accrued management fee	1,851
Other affiliated payables	797
Other payables and accrued expenses	209
Collateral on securities loaned, at value	1,498,535
Total liabilities		1,726,122

Net Assets		$ 7,026,840
Net Assets consist of:
Paid in capital		$ 7,327,072
Undistributed net investment income		1,023
Accumulated undistributed net realized gain (loss) on investments		(116,519)
Net unrealized appreciation (depreciation) on investments		(184,736)
Net Assets, for 818,352 shares outstanding		$ 7,026,840
Net Asset Value, offering price and redemption price per share ($7,026,840 ÷ 818,352 shares)		$ 8.59

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 29, 2008 (Unaudited)

Investment Income
Dividends		$ 213
Interest		168,635
Income from Fidelity Central Funds		20,800
Total income		189,648

Expenses
Management fee	$ 11,411
Transfer agent fees	3,621
Fund wide operations fee	1,246
Independent trustees' compensation	15
Miscellaneous	9
Total expenses before reductions	16,302
Expense reductions	(197)	16,105
Net investment income		173,543
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(31,395)
Fidelity Central Funds	(4,303)
Futures contracts	(1,580)
Swap agreements	(32,900)
Total net realized gain (loss)		(70,178)
Change in net unrealized appreciation (depreciation) on: Investment securities	(31,857)
Futures contracts	26,078
Swap agreements	13,802
Total change in net unrealized appreciation (depreciation)		8,023
Net gain (loss)		(62,155)
Net increase (decrease) in net assets resulting from operations		$ 111,388

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 173,543	$ 340,474
Net realized gain (loss)	(70,178)	(23,482)
Change in net unrealized appreciation (depreciation)	8,023	(152,986)
Net increase (decrease) in net assets resulting from operations	111,388	164,006
Distributions to shareholders from net investment income	(171,487)	(333,834)
Share transactions Proceeds from sales of shares	876,436	2,425,777
Reinvestment of distributions	161,493	312,037
Cost of shares redeemed	(1,292,260)	(1,571,797)
Net increase (decrease) in net assets resulting from share transactions	(254,331)	1,166,017
Total increase (decrease) in net assets	(314,430)	996,189

Net Assets
Beginning of period	7,341,270	6,345,081
End of period (including undistributed net investment income of $1,023 and distributions in excess of net investment income of $1,033, respectively)	$ 7,026,840	$ 7,341,270
Other Information Shares
Sold	101,431	274,293
Issued in reinvestment of distributions	18,717	35,324
Redeemed	(149,746)	(178,195)
Net increase (decrease)	(29,598)	131,422

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 G	2006 J	2005 J	2004 J	2003 J
Selected Per-Share Data
Net asset value, beginning of period	$ 8.66	$ 8.86	$ 8.82	$ 8.92	$ 8.99	$ 9.04	$ 8.78
Income from Investment Operations
Net investment income D	.207	.421	.133	.344	.243	.236	.346
Net realized and unrealized gain (loss)	(.073)	(.208)	.037	(.107)	(.067)	(.057)	.277
Total from investment operations	.134	.213	.170	.237	.176	.179	.623
Distributions from net investment income	(.204)	(.413)	(.130)	(.337)	(.246)	(.229)	(.363)
Net asset value, end of period	$ 8.59	$ 8.66	$ 8.86	$ 8.82	$ 8.92	$ 8.99	$ 9.04
Total Return B, C	1.57%	2.41%	1.95%	2.70%	1.98%	1.99%	7.23%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.45%A	.46%	.56%	.57%	.57%
Expenses net of fee waivers, if any	.45%A	.45%	.45%A	.46%	.56%	.57%	.57%
Expenses net of all reductions	.45%A	.45%	.44%A	.46%	.56%	.57%	.57%
Net investment income	4.82%A	4.77%	4.48%A	3.88%	2.71%	2.61%	3.88%
Supplemental Data
Net assets, end of period (in millions)	$ 7,027	$ 7,341	$ 6,345	$ 5,865	$ 4,879	$ 5,513	$ 5,695
Portfolio turnover rate F	66% A	82% I	55%A	62%	93%	100%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Portfolio turnover rate excludes securities received or delivered in-kind. J For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

The Central Funds may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 131,425
Unrealized depreciation	(285,302)
Net unrealized appreciation (depreciation)	$ (153,877)
Cost for federal income tax purposes	$ 8,823,944

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Futures Contracts - continued

Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Semiannual Report

4. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $378,118 and $709,491, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC) an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the Fund's transfer agent.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $1,472.

Semiannual Report

9. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by and transfer agent expenses by $64 and $133, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2010 Fund was the owner of record of approximately 10%, respectively, of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 28% of the total outstanding shares of the Fund.

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

STP-USAN-0408
1.784864.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity ®
U.S. Bond Index
Fund

Semiannual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-221-5207
Other Investors 1-800-544-6666

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Actual	$ 1,000.00	$ 1,048.40	$ 1.63
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.27	$ 1.61

* Expenses are equal to the Fund's annualized expense ratio of .32%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
U.S. Government and U.S. Government Agency Obligations 68.5%	U.S. Government and U.S. Government Agency Obligations 67.5%
AAA 8.6%	AAA 12.6%
AA 4.4%	AA 5.4%
A 5.9%	A 4.2%
BBB 10.9%	BBB 14.4%
BB and Below 0.5%	BB and Below 0.8%
Not Rated 0.2%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets(dagger) (5.3)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 29, 2008
6 months ago
Years	5.4	4.4

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 29, 2008
6 months ago
Years	4.4	4.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 29, 2008 *	As of August 31, 2007 **
Corporate Bonds 19.5%	Corporate Bonds 19.4%
U.S. Government and U.S. Government Agency Obligations 68.5%	U.S. Government and U.S. Government Agency Obligations 67.5%
Asset-Backed Securities 3.0%	Asset-Backed Securities 7.5%
CMOs and Other Mortgage Related Securities 7.8%	CMOs and Other Mortgage Related Securities 10.6%
Other Investments 0.2%	Other Investments 0.3%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets(dagger) (5.3)%

* Foreign investments	6.1%	** Foreign investments	6.6%
* Futures and Swaps	4.1%	** Futures and Swaps	6.0%
(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 8.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.7%
Diversified Consumer Services - 0.1%
President and Fellows of Harvard College 5.625% 10/1/38	$ 7,700	$ 7,584
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 6.3% 3/1/38	7,045	7,238
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	6,806	5,902
Media - 0.5%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	3,465
Cox Communications, Inc. 6.45% 12/1/36 (c)	2,735	2,611
News America Holdings, Inc. 7.75% 12/1/45	3,160	3,402
News America, Inc.:
6.15% 3/1/37	3,955	3,751
6.2% 12/15/34	6,115	5,846
Time Warner Cable, Inc.:
5.85% 5/1/17	5,801	5,732
6.55% 5/1/37	10,634	10,257
Viacom, Inc.:
6.125% 10/5/17	5,420	5,418
6.75% 10/5/37	1,865	1,782
		42,264
TOTAL CONSUMER DISCRETIONARY		62,988
CONSUMER STAPLES - 1.0%
Beverages - 0.1%
Diageo Capital PLC 5.75% 10/23/17	8,827	9,086
Food & Staples Retailing - 0.3%
CVS Caremark Corp.:
6.036% 12/10/28 (c)	5,544	5,348
6.302% 6/1/37 (f)	12,815	12,157
Wal-Mart Stores, Inc. 6.5% 8/15/37	8,275	8,831
		26,336
Food Products - 0.5%
Cargill, Inc. 6.625% 9/15/37 (c)	22,855	22,606
Kraft Foods, Inc.:
6% 2/11/13	7,895	8,314
6.125% 2/1/18	5,497	5,567
6.875% 2/1/38	11,063	10,997
		47,484
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.1%
Reynolds American, Inc. 7.25% 6/15/37	$ 7,220	$ 7,081
TOTAL CONSUMER STAPLES		89,987
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Anadarko Petroleum Corp. 6.45% 9/15/36	2,675	2,710
Duke Capital LLC 6.75% 2/15/32	2,765	2,636
Duke Energy Field Services 6.45% 11/3/36 (c)	7,000	6,683
Marathon Oil Corp. 6.6% 10/1/37	7,150	7,187
Nakilat, Inc. 6.067% 12/31/33 (c)	7,770	6,782
Nexen, Inc.:
5.875% 3/10/35	3,710	3,360
6.4% 5/15/37	4,885	4,727
NGPL PipeCo LLC 6.514% 12/15/12 (c)	4,570	4,803
Pemex Project Funding Master Trust 5.7238% 12/3/12 (c)(f)	2,040	1,992
Plains All American Pipeline LP:
6.125% 1/15/17	1,795	1,856
6.65% 1/15/37	4,570	4,506
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (c)	5,465	5,130
Talisman Energy, Inc. yankee 6.25% 2/1/38	3,065	2,865
Texas Eastern Transmission LP 6% 9/15/17 (c)	5,636	5,908
Valero Energy Corp. 6.625% 6/15/37	3,620	3,567
		64,712
FINANCIALS - 2.6%
Capital Markets - 0.7%
BlackRock, Inc. 6.25% 9/15/17	8,560	9,029
Goldman Sachs Group, Inc.:
5.625% 1/15/17	7,000	6,856
6.75% 10/1/37	24,510	22,883
JPMorgan Chase Capital XX 6.55% 9/29/36	14,550	13,071
Lehman Brothers Holdings, Inc. 6.75% 12/28/17	4,080	4,099
Morgan Stanley 4.75% 4/1/14	3,500	3,373
UBS AG, Stamford 5.875% 12/20/17	7,260	7,681
		66,992
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - 0.8%
Bank of America NA:
5.3% 3/15/17	$ 3,500	$ 3,486
6% 10/15/36	2,419	2,305
BB&T Capital Trust IV 6.82% 6/12/77 (f)	3,510	3,205
Credit Suisse First Boston 6% 2/15/18	12,935	13,199
HSBC Holdings PLC 6.5% 9/15/37	10,000	9,473
Standard Chartered Bank 6.4% 9/26/17 (c)	9,710	10,075
Wachovia Bank NA:
5.85% 2/1/37	7,000	6,084
6.6% 1/15/38	10,000	9,535
Wells Fargo & Co. 5.625% 12/11/17	10,972	11,380
		68,742
Consumer Finance - 0.4%
American General Finance Corp. 6.9% 12/15/17	5,465	5,492
General Electric Capital Corp.:
5.625% 9/15/17	5,645	5,806
6.375% 11/15/67 (f)	9,000	9,158
SLM Corp.:
3.4713% 7/27/09 (f)	2,472	2,220
3.4913% 7/26/10 (f)	9,378	8,091
4% 1/15/09	2,350	2,266
4.5% 7/26/10	5,430	5,028
		38,061
Diversified Financial Services - 0.1%
Bank of America Corp. 5.75% 12/1/17	4,835	4,941
Citigroup, Inc. 5.875% 5/29/37	1,600	1,417
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(f)	4,235	3,832
		10,190
Insurance - 0.2%
American International Group, Inc. 5.85% 1/16/18	11,005	10,980
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	8,088
		19,068
Real Estate Investment Trusts - 0.3%
AvalonBay Communities, Inc. 6.125% 11/1/12	8,625	8,664
Duke Realty LP:
5.95% 2/15/17	630	559
6.5% 1/15/18	4,915	4,498
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Liberty Property LP 6.625% 10/1/17	$ 3,730	$ 3,650
UDR, Inc. 5.5% 4/1/14	6,340	6,033
		23,404
Real Estate Management & Development - 0.1%
ERP Operating LP 5.75% 6/15/17	5,750	5,166
TOTAL FINANCIALS		231,623
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
AstraZeneca PLC:
5.9% 9/15/17	4,505	4,841
6.45% 9/15/37	3,250	3,493
		8,334
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (c)	7,655	7,272
7.45% 5/1/34 (c)	1,860	1,758
		9,030
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. 6.2% 1/15/38	11,655	12,381
Airlines - 0.1%
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	7,745	7,771
Industrial Conglomerates - 0.2%
Covidien International Finance SA 6.55% 10/15/37 (c)	4,250	4,391
General Electric Co. 5.25% 12/6/17	16,450	16,510
		20,901
TOTAL INDUSTRIALS		50,083
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Tyco Electronics Group SA 7.125% 10/1/37 (c)	2,475	2,573
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.1%
Metals & Mining - 0.1%
United States Steel Corp. 6.65% 6/1/37	$ 5,515	$ 4,608
Vale Overseas Ltd. 6.25% 1/23/17	7,095	7,147
		11,755
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
6.3% 1/15/38	838	826
6.8% 5/15/36	10,959	11,466
BellSouth Capital Funding Corp. 7.875% 2/15/30	3,540	4,010
British Telecommunications PLC 9.125% 12/15/30	4,515	5,873
SBC Communications, Inc.:
6.15% 9/15/34	7,545	7,370
6.45% 6/15/34	9,520	9,566
Sprint Capital Corp.:
6.875% 11/15/28	17,495	12,421
8.75% 3/15/32	2,622	2,045
Telecom Italia Capital SA 7.2% 7/18/36	9,310	9,642
Telefonica Emisiones SAU 7.045% 6/20/36	2,951	3,173
Verizon Communications, Inc.:
6.25% 4/1/37	3,121	3,075
6.4% 2/15/38	7,002	7,001
Verizon Global Funding Corp.:
5.85% 9/15/35	3,190	2,987
7.75% 12/1/30	14,735	16,788
		96,243
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV 6.125% 11/15/37	8,365	7,736
Vodafone Group PLC 6.15% 2/27/37	8,370	7,978
		15,714
TOTAL TELECOMMUNICATION SERVICES		111,957
UTILITIES - 1.0%
Electric Utilities - 0.8%
Commonwealth Edison Co. 5.4% 12/15/11	4,692	4,838
Duke Energy Carolinas LLC 5.25% 1/15/18	4,355	4,476
EDP Finance BV 6% 2/2/18 (c)	6,620	6,753
Enel Finance International SA:
6.25% 9/15/17 (c)	3,380	3,546
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Enel Finance International SA: - continued
6.8% 9/15/37 (c)	$ 11,967	$ 12,259
Illinois Power Co. 6.125% 11/15/17 (c)	2,955	3,063
Pepco Holdings, Inc.:
6.125% 6/1/17	7,000	7,160
7.45% 8/15/32	8,330	8,959
PPL Capital Funding, Inc. 6.7% 3/30/67 (f)	3,750	3,271
Southern California Edison Co. 5.95% 2/1/38	5,000	5,013
Tampa Electric Co.:
6.15% 5/15/37	6,260	6,005
6.55% 5/15/36	5,500	5,562
		70,905
Gas Utilities - 0.1%
NiSource Finance Corp. 5.45% 9/15/20	4,830	4,379
Multi-Utilities - 0.1%
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	7,605	7,890
TOTAL UTILITIES		83,174
TOTAL NONCONVERTIBLE BONDS (Cost $727,144)		717,186
U.S. Government and Government Agency Obligations - 29.7%

U.S. Government Agency Obligations - 7.7%
Fannie Mae:
3.25% 2/15/09 (b)	146,470	147,704
3.625% 2/12/13	152,900	154,742
5% 2/16/12 (b)	85,000	91,008
5.375% 6/12/17	58,472	63,621
6.625% 9/15/09	3,055	3,255
Federal Home Loan Bank 5.375% 8/19/11	14,195	15,365
Freddie Mac:
4% 6/12/13	20,038	20,582
4.75% 3/5/09	5,533	5,665
5.25% 7/18/11 (b)	93,407	100,318
5.5% 8/23/17 (b)	42,900	47,084
5.75% 1/15/12 (b)	25,000	27,433
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Tennessee Valley Authority 5.375% 4/1/56	$ 5,395	$ 5,649
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	3,600	3,648
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		686,074
U.S. Treasury Inflation Protected Obligations - 4.2%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (b)	208,824	226,672
2% 7/15/14 (b)	75,772	82,420
2.375% 4/15/11	31,427	33,997
2.625% 7/15/17	25,336	28,903
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		371,992
U.S. Treasury Obligations - 17.8%
U.S. Treasury Bonds:
5.375% 2/15/31	31,115	35,449
6.25% 5/15/30 (b)	184,261	232,687
8% 11/15/21	79,717	112,214
U.S. Treasury Notes:
2.75% 2/28/13 (d)	27,700	27,991
2.875% 1/31/13 (d)	136,762	139,144
3.125% 11/30/09 (b)	202,875	208,074
4.25% 8/15/13 (b)	220,990	239,135
4.25% 8/15/14 (b)	70,000	75,578
4.75% 5/15/14 (b)	251,102	278,547
4.75% 8/15/17 (b)	125,000	137,031
5.125% 6/30/11	82,020	90,267
TOTAL U.S. TREASURY OBLIGATIONS		1,576,117
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,494,983)		2,634,183
U.S. Government Agency - Mortgage Securities - 14.7%

Fannie Mae - 13.5%
4.5% 4/1/20 to 11/1/22	52,229	52,291
4.5% 3/1/23 (d)	2,000	2,001
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 3/1/23 (d)	$ 2,000	$ 2,001
5% 12/1/17 to 3/1/38 (e)	511,118	507,203
5.5% 1/1/33 to 11/1/37	367,066	371,379
6% 8/1/22 to 11/1/37	179,725	183,966
6.5% 12/1/34 to 10/1/37	71,487	74,250
11.5% 8/1/14	3	3
TOTAL FANNIE MAE		1,193,094
Freddie Mac - 1.1%
6% 4/1/32 to 11/1/37	96,087	98,312
11.75% 9/1/13	10	11
TOTAL FREDDIE MAC		98,323
Government National Mortgage Association - 0.1%
6% 11/15/34	9,693	10,065
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,281,289)		1,301,482
Asset-Backed Securities - 0.1%

ACE Securities Corp. Home Equity Loan Trust Series 2005-SD1 Class A1, 3.535% 11/25/50 (f)	374	342
Capital Auto Receivables Asset Trust Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	995	1,013
Class C, 5.77% 5/20/10 (c)	955	948
Class D, 6.15% 4/20/11 (c)	1,620	1,604
Onyx Acceptance Owner Trust Series 2005-B Class A4, 4.34% 5/15/12	4,220	3,841
TOTAL ASSET-BACKED SECURITIES (Cost $8,163)		7,748
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.1%
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.3545% 2/25/37 (f)	599	596
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6214% 11/25/34 (f)	2,850	2,818
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
JPMorgan Mortgage Trust Series 2007-A1 Class 3A2, 5.0039% 7/25/35 (f)	$ 2,983	$ 2,955
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.9019% 10/25/35 (f)	5,930	5,801
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR12 Class 2A6, 4.334% 7/25/35 (f)	796	784
Series 2005-AR3 Class 2A1, 4.2009% 3/25/35 (f)	1,557	1,556
TOTAL PRIVATE SPONSOR		14,510
U.S. Government Agency - 0.1%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	5,820	5,982
Series 2002-9 Class PC, 6% 3/25/17	1,032	1,069
TOTAL U.S. GOVERNMENT AGENCY		7,051
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,358)		21,561
Commercial Mortgage Securities - 0.7%

Citigroup Commercial Mortgage Trust Series 2007-C6 Class A1, 5.622% 12/10/49 (f)	12,654	12,516
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A2A, 5.237% 12/11/49	5,000	4,870
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class C, 6.78% 5/17/40	9,200	9,253
Series 2004-C1 Class ASP, 0.949% 1/15/37 (c)(f)(h)	59,688	1,194
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A4, 5.9933% 8/10/45 (f)	5,000	4,854
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2006-FLA2 Class A2, 3.2513% 11/15/18 (c)(f)	5,000	4,845
LB Commercial Conduit Mortgage Trust sequential payer Series 1999-C1 Class A2, 6.78% 6/15/31	4,656	4,705
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2006-C7 Class A1, 5.279% 11/15/38	1,722	1,710
Series 2007-C1 Class A3, 5.398% 2/15/40	5,000	4,694
Series 2007-C6 Class A2, 5.845% 7/15/40	5,000	4,940
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2006-4 Class A2, 5.112% 12/12/49 (f)	$ 995	$ 967
Morgan Stanley Capital I Trust sequential payer:
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	4,671
Series 2007-T25 Class A2, 5.507% 11/12/49	1,445	1,401
Wachovia Bank Commercial Mortgage Trust sequential payer Series 2007-C32 Class A2, 5.9242% 6/15/49 (f)	5,000	4,923
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $67,744)		65,543
Fixed-Income Funds - 41.2%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (g)	988,574	88,902
Fidelity 2-5 Year Duration Securitized Bond Central Fund (g)	4,534,236	422,183
Fidelity Corporate Bond 1-10 Year Central Fund (g)	10,578,414	1,060,592
Fidelity Mortgage Backed Securities Central Fund (g)	16,333,322	1,639,212
Fidelity Ultra-Short Central Fund (g)	5,173,563	443,840
TOTAL FIXED-INCOME FUNDS (Cost $3,771,284)		3,654,729
Cash Equivalents - 29.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 3.18%, dated 2/29/08 due 3/3/08:
(Collateralized by U.S. Government Obligations) #	$ 700,655	700,469
(Collateralized by U.S. Government Obligations) # (a)	1,913,436	1,912,929
TOTAL CASH EQUIVALENTS (Cost $2,613,398)		2,613,398
TOTAL INVESTMENT PORTFOLIO - 124.1% (Cost $10,985,363)		11,015,830
NET OTHER ASSETS - (24.1)%		(2,137,545)
NET ASSETS - 100%		$ 8,878,285
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	$ 2,300	$ 43
Receive from Credit Suisse First Boston upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by 1.5%	March 2013	5,000	103
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	3,740	24
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	3,740	24
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.19%	March 2018	3,300	62
TOTAL CREDIT DEFAULT SWAPS		18,080	256
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.9575% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Nov. 2011	100,000	8,101
Receive semi-annually a fixed rate equal to 5.235% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	150,000	14,310
Receive semi-annually a fixed rate equal to 5.556% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	25,000	2,386
TOTAL INTEREST RATE SWAPS		275,000	24,797
		$ 293,080	$ 25,053
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $126,989,000 or 1.4% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$700,469,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 28,525
Banc of America Securities LLC	45,621
Bank of America, NA	68,460
Barclays Capital, Inc.	341,294
ING Financial Markets LLC	71,092
J.P. Morgan Securities, Inc.	22,820
Societe Generale, New York Branch	59,902
UBS Securities LLC	57,050
WestLB AG	5,705
$ 700,469
$1,912,929,000 due 3/03/08 at 3.18%
Banc of America Securities LLC	$ 1,089,673
Bank of America, NA	681,046
Barclays Capital, Inc.	142,210
$ 1,912,929
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 2,894
Fidelity 2-5 Year Duration Securitized Bond Central Fund	12,385
Fidelity Corporate Bond 1-10 Year Central Fund	28,428
Fidelity Mortgage Backed Securities Central Fund	41,808
Fidelity Ultra-Short Central Fund	16,605
Total	$ 102,120
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 142,068	$ 2,894	$ 49,803	$ 88,902	4.6%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	480,949	12,385	49,770	422,183	12.8%
Fidelity Corporate Bond 1-10 Year Central Fund	1,018,745	28,428	-	1,060,592	13.8%
Fidelity Mortgage Backed Securities Central Fund	1,483,795	121,922	-	1,639,212	18.1%
Fidelity Ultra-Short Central Fund	728,119	230,803	457,111	443,840	6.4%
Total	$ 3,853,676	$ 396,432	$ 556,684	$ 3,654,729
Income Tax Information
At August 31, 2007, the fund had a capital loss carryforward of approximately $52,620,000 of which $10,950,000, $39,864,000 and $1,806,000 will expire on August 31, 2013, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 29, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,873,771 and repurchase agreements of $2,613,398) - See accompanying schedule: Unaffiliated issuers (cost $7,214,079)	$ 7,361,101
Fidelity Central Funds (cost $3,771,284)	3,654,729
Total Investments (cost $10,985,363)		$ 11,015,830
Commitment to sell securities on a delayed delivery basis	(97,536)
Receivable for securities sold on a delayed delivery basis	96,494	(1,042)
Receivable for investments sold, regular delivery		28,392
Receivable for fund shares sold		28,386
Interest receivable		34,045
Distributions receivable from Fidelity Central Funds		15,446
Swap agreements, at value		25,053
Prepaid expenses		20
Receivable from investment adviser for expense reductions		1,325
Other receivables		15
Total assets		11,147,470

Liabilities
Payable to custodian bank	$ 124
Payable for investments purchased Regular delivery	120,814
Delayed delivery	202,005
Payable for fund shares redeemed	28,956
Distributions payable	770
Accrued management fee	2,329
Other affiliated payables	1,102
Other payables and accrued expenses	156
Collateral on securities loaned, at value	1,912,929
Total liabilities		2,269,185

Net Assets		$ 8,878,285
Net Assets consist of:
Paid in capital		$ 8,839,943
Undistributed net investment income		8,438
Accumulated undistributed net realized gain (loss) on investments		(24,574)
Net unrealized appreciation (depreciation) on investments		54,478
Net Assets, for 807,320 shares outstanding		$ 8,878,285
Net Asset Value, offering price and redemption price per share ($8,878,285 ÷ 807,320 shares)		$ 11.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 29, 2008 (Unaudited)

Investment Income
Interest		$ 106,222
Income from Fidelity Central Funds		102,120
Total income		208,342

Expenses
Management fee	$ 13,042
Transfer agent fees	5,892
Accounting and security lending fees	532
Custodian fees and expenses	39
Independent trustees' compensation	16
Registration fees	128
Audit	43
Legal	21
Miscellaneous	27
Total expenses before reductions	19,740
Expense reductions	(7,053)	12,687
Net investment income		195,655
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	67,340
Fidelity Central Funds	(28,891)
Swap agreements	935
Total net realized gain (loss)		39,384
Change in net unrealized appreciation (depreciation) on: Investment securities	125,397
Swap agreements	18,616
Delayed delivery commitments	(1,042)
Total change in net unrealized appreciation (depreciation)		142,971
Net gain (loss)		182,355
Net increase (decrease) in net assets resulting from operations		$ 378,010

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 195,655	$ 339,316
Net realized gain (loss)	39,384	(20,529)
Change in net unrealized appreciation (depreciation)	142,971	(34,136)
Net increase (decrease) in net assets resulting from operations	378,010	284,651
Distributions to shareholders from net investment income	(206,255)	(328,193)
Share transactions Proceeds from sales of shares	2,157,171	3,086,168
Reinvestment of distributions	201,120	320,134
Cost of shares redeemed	(1,338,378)	(1,804,868)
Net increase (decrease) in net assets resulting from share transactions	1,019,913	1,601,434
Total increase (decrease) in net assets	1,191,668	1,557,892

Net Assets
Beginning of period	7,686,617	6,128,725
End of period (including undistributed net investment income of $8,438 and undistributed net investment income of $19,038, respectively)	$ 8,878,285	$ 7,686,617
Other Information Shares
Sold	197,478	284,801
Issued in reinvestment of distributions	18,438	29,526
Redeemed	(122,785)	(166,749)
Net increase (decrease)	93,131	147,578

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 G	2006 K	2005 K	2004 J	2003 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.82	$ 10.87	$ 11.08	$ 11.33	$ 11.36	$ 10.90
Income from Investment Operations
Net investment income D	.261	.537	.266	.473	.415	.413	.505
Net realized and unrealized gain (loss)	.255	(.078)	(.067)	(.183)	(.145)	.153	.569
Total from investment operations	.516	.459	.199	.290	.270	.566	1.074
Distributions from net investment income	(.276)	(.519)	(.249)	(.460)	(.420)	(.416)	(.494)
Distributions from net realized gain	-	-	-	(.040)	(.100)	(.180)	(.120)
Total distributions	(.276)	(.519)	(.249)	(.500)	(.520)	(.596)	(.614)
Net asset value, end of period	$ 11.00	$ 10.76	$ 10.82	$ 10.87	$ 11.08	$ 11.33	$ 11.36
Total Return B, C	4.84%	4.31%	1.89%	2.67%	2.46%	5.14%	10.15%
Ratios to Average Net Assets E, H
Expenses before reductions	.49% A	.49%	.50% A	.51%	.53%	.49%	.49%
Expenses net of fee waivers, if any	.32% A	.32%	.32% A	.32%	.32%	.32%	.32%
Expenses net of all reductions	.31% A	.31%	.31% A	.31%	.32%	.32%	.32%
Net investment income	4.83% A	4.96%	4.94% A	4.31%	3.73%	3.65%	4.56%
Supplemental Data
Net assets, end of period (in millions)	$ 8,878	$ 7,687	$ 6,129	$ 5,784	$ 5,382	$ 4,878	$ 4,845
Portfolio turnover rate F	174% A	174% I	82% A	108%	160%	217%	204%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. J For the year ended February 29. K For the period ended February 28.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity U.S. Bond Index Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Swap Agreements
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

The Central Funds may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 181,230
Unrealized depreciation	(148,290)
Net unrealized appreciation (depreciation)	32,940
Cost for federal income tax purposes	$ 10,982,890

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards, No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Semiannual Report

4. Operating Policies - continued

Swap Agreements - continued

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities, realizing a gain or loss, and simultaneously agrees to repurchase substantially similar securities at a future date. In addition, the Fund may enter into reverse dollar rolls in which the Fund purchases and simultaneously agrees to sell substantially similar securities at a future date. During the period between the sale and repurchase in a dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments of the Fund. During the period between the purchase and subsequent sale in a reverse dollar roll transaction the Fund is entitled to interest and principal payments on the securities purchased. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $855,730 and $641,618, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $4,171.

9. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .32% of average net assets. This waiver will remain in place indefinitely and cannot be changed without approval of the Fund's Board of Trustees. Some expenses, for example interest expense, including commitment fees, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $6,774.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $8 and $271, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

UBI-USAN-0408
1.790948.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Fixed-Income Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 7, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 7, 2008